NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
822,408 shares (cost $18,869,234)	$22,846,500
Global Allocation V.I. Fund - Class II (MLVGA2)
74,299 shares (cost $1,172,628)	1,193,982
Stock Index Fund, Inc. - Initial Shares (DSIF)
241,130 shares (cost $6,759,276)	7,682,390
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
326,267 shares (cost $1,300,478)	1,278,966
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
85,852 shares (cost $2,444,702)	2,439,910
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
97,963 shares (cost $3,006,953)	3,945,964
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
154,215 shares (cost $936,860)	949,962
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
156,177 shares (cost $6,303,168)	5,783,232
Investors Growth Stock Series - Initial Class (MIGIC)
61,419 shares (cost $646,795)	749,927
Value Series - Initial Class (MVFIC)
201,472 shares (cost $2,349,307)	2,901,199
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
42,010 shares (cost $669,092)	720,055
Core Plus Fixed Income Portfolio - Class I (MSVFI)
66,373 shares (cost $663,387)	706,208
Emerging Markets Debt Portfolio - Class I (MSEM)
66,844 shares (cost $581,879)	636,352
U.S. Real Estate Portfolio - Class I (MSVRE)
43,055 shares (cost $609,906)	671,225
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
397,659 shares (cost $5,603,978)	6,068,274
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
20,060 shares (cost $359,202)	395,186
American Funds NVIT Bond Fund - Class II (GVABD2)
27,880 shares (cost $308,207)	327,038
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
55,473 shares (cost $1,033,095)	1,317,476
American Funds NVIT Growth Fund - Class II (GVAGR2)
19,763 shares (cost $910,141)	1,194,843
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
6,380 shares (cost $221,932)	263,957
Federated NVIT High Income Bond Fund - Class I (HIBF)
60,163 shares (cost $417,953)	415,125
Federated NVIT High Income Bond Fund - Class III (HIBF3)
276,954 shares (cost $1,895,718)	1,910,982
NVIT Emerging Markets Fund - Class I (GEM)
91,453 shares (cost $1,053,585)	1,083,718
NVIT Emerging Markets Fund - Class III (GEM3)
274,667 shares (cost $2,827,385)	3,249,305
NVIT International Equity Fund - Class III (GIG3)
11,240 shares (cost $93,589)	103,182
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
35,023 shares (cost $281,107)	320,111
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,436,627 shares (cost $11,242,601)	11,981,468
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
17,006 shares (cost $179,764)	186,213
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
23,820 shares (cost $206,332)	212,713
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
4,305 shares (cost $45,702)	46,491
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
5,278 shares (cost $55,190)	55,524
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
439 shares (cost $4,681)	4,699

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Cardinal Moderate Fund - Class I (NVCMD1)
58,628 shares (cost $561,333)	624,384
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
30,115 shares (cost $294,417)	305,062
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
3,339 shares (cost $34,435)	36,063
NVIT Core Bond Fund - Class I (NVCBD1)
30,139 shares (cost $331,975)	340,873
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2,681 shares (cost $30,634)	31,687
NVIT Nationwide Fund - Class IV (TRF4)
8,711,530 shares (cost $90,175,246)	88,770,493
NVIT Government Bond Fund - Class I (GBF)
44,791 shares (cost $536,589)	520,914
NVIT Government Bond Fund - Class IV (GBF4)
1,523,026 shares (cost $17,994,986)	17,712,795
American Century NVIT Growth Fund - Class IV (CAF4)
1,136,755 shares (cost $12,844,601)	17,733,379
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
420,445 shares (cost $3,520,312)	4,200,245
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,228 shares (cost $16,257)	16,758
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
425 shares (cost $6,273)	6,413
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
241,013 shares (cost $2,479,347)	2,506,539
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,662,853 shares (cost $32,743,080)	41,243,723
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,072,457 shares (cost $21,200,014)	23,128,615
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
276,595 shares (cost $2,869,629)	3,039,780
NVIT Mid Cap Index Fund - Class I (MCIF)
209,368 shares (cost $3,421,721)	3,984,265
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
151,126 shares (cost $1,262,511)	1,520,331
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,496,925 shares (cost $16,611,566)	14,580,051
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
1,159,071 shares (cost $15,445,433)	11,324,123
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
352,575 shares (cost $3,285,235)	3,716,138
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
305,593 shares (cost $2,755,677)	2,863,404
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,177,882 shares (cost $31,675,520)	44,452,669
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
476,855 shares (cost $4,193,795)	4,925,911
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
93,527 shares (cost $1,212,707)	1,626,441
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,485,725 shares (cost $15,734,862)	17,531,553
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
801,302 shares (cost $14,073,421)	15,673,461
NVIT Multi-Sector Bond Fund - Class I (MSBF)
211,051 shares (cost $1,820,142)	2,002,874
NVIT S&P 500 Index Fund - Class IV (GVEX4)
11,783,947 shares (cost $94,785,584)	116,896,757
NVIT Short Term Bond Fund - Class II (NVSTB2)
129,909 shares (cost $1,351,048)	1,367,940
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,073,787 shares (cost $77,023,789)	87,827,253
Templeton NVIT International Value Fund - Class III (NVTIV3)
16,000 shares (cost $197,917)	195,362
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
1,304,864 shares (cost $14,104,400)	14,901,551
NVIT Real Estate Fund - Class I (NVRE1)
387,769 shares (cost $3,035,266)	3,672,169

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Money Market Fund - Class IV (SAM4)
37,853,401 shares (cost $37,853,401)	37,853,401
VPS Growth and Income Portfolio - Class A (ALVGIA)
82,455 shares (cost $1,361,304)	1,721,651
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
136,529 shares (cost $2,063,515)	2,412,472
VP Income & Growth Fund - Class I (ACVIG)
196,612 shares (cost $1,135,239)	1,356,621
American Century VP Inflation Protection Fund - Class II (ACVIP2)
254,178 shares (cost $2,820,690)	3,057,756
VP International Fund - Class I (ACVI)
33,453 shares (cost $259,921)	298,733
VP Mid Cap Value Fund - Class I (ACVMV1)
61,174 shares (cost $808,110)	891,921
VP Ultra(R) Fund - Class I (ACVU1)
3,192 shares (cost $28,024)	34,469
VP Vista(SM) Fund - Class I (ACVVS1)
9 shares (cost $117)	155
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
544,942 shares (cost $5,399,949)	7,389,416
Appreciation Portfolio - Initial Shares (DCAP)
69,050 shares (cost $2,320,377)	2,794,439
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
10,114 shares (cost $290,937)	320,201
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
15,391 shares (cost $91,452)	96,195
Quality Bond Fund II - Primary Shares (FQB)
232,947 shares (cost $2,630,702)	2,748,775
Equity-Income Portfolio - Initial Class (FEIP)
4,109,647 shares (cost $89,082,085)	81,946,353
High Income Portfolio - Initial Class (FHIP)
1,524,134 shares (cost $7,937,002)	8,855,217
VIP Asset Manager Portfolio - Initial Class (FAMP)
1,938,774 shares (cost $27,400,944)	29,411,207
VIP Contrafund Portfolio - Initial Class (FCP)
1 shares (cost $29)	30
VIP Energy Portfolio - Service Class 2 (FNRS2)
92,427 shares (cost $1,696,872)	1,797,698
VIP Equity-Income Portfolio - Service Class (FEIS)
218,714 shares (cost $4,022,261)	4,345,840
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
67,663 shares (cost $705,936)	753,769
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
164,994 shares (cost $1,627,715)	1,846,281
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
131,742 shares (cost $1,261,406)	1,432,033
VIP Growth Portfolio - Initial Class (FGP)
2,479,657 shares (cost $76,626,075)	104,269,569
VIP Growth Portfolio - Service Class (FGS)
59,813 shares (cost $2,025,881)	2,509,145
VIP High Income Portfolio - Initial Class R (FHIPR)
854,463 shares (cost $4,822,942)	4,947,344
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2,511,039 shares (cost $31,530,412)	32,794,168
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
114,971 shares (cost $1,442,844)	1,487,730
VIP Mid Cap Portfolio - Service Class (FMCS)
346,490 shares (cost $9,782,049)	10,529,843
VIP Overseas Portfolio - Initial Class (FOP)
762,985 shares (cost $14,259,976)	12,276,431
VIP Overseas Portfolio - Initial Class R (FOPR)
1,262,084 shares (cost $21,877,604)	20,256,448
VIP Overseas Portfolio - Service Class (FOS)
3,314 shares (cost $62,732)	53,086
VIP Overseas Portfolio - Service Class R (FOSR)
156,984 shares (cost $2,454,806)	2,511,749
VIP Value Strategies Portfolio - Service Class (FVSS)
175,178 shares (cost $1,472,899)	1,940,973

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
291,189 shares (cost $5,205,634)	6,414,887
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
282,307 shares (cost $3,801,429)	5,245,256
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
216,163 shares (cost $2,106,875)	2,254,581
Templeton Foreign Securities Fund - Class 1 (TIF)
80,952 shares (cost $1,014,512)	1,184,324
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
142,002 shares (cost $2,579,986)	2,766,205
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
3,621 shares (cost $26,158)	30,817
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
799,232 shares (cost $9,131,967)	8,751,592
International Portfolio - S Class Shares (AMINS)
222 shares (cost $2,006)	2,208
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,151 shares (cost $206,465)	252,442
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
240,047 shares (cost $2,038,074)	2,784,546
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
29,930 shares (cost $362,592)	395,072
Socially Responsive Portfolio - I Class Shares (AMSRS)
38,092 shares (cost $457,567)	605,285
Global Securities Fund/VA - Class 3 (OVGS3)
265,983 shares (cost $7,723,662)	8,716,276
Global Securities Fund/VA - Non-Service Shares (OVGS)
35,221 shares (cost $925,624)	1,146,428
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
88,827 shares (cost $1,804,296)	2,129,174
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
54,358 shares (cost $775,249)	1,094,773
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
87,228 shares (cost $485,906)	494,583
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
19,655 shares (cost $231,498)	232,127
Low Duration Portfolio - Administrative Class (PMVLDA)
53,614 shares (cost $562,997)	577,954
Total Return Portfolio - Administrative Class (PMVTRA)
108,502 shares (cost $1,253,362)	1,253,203
Putnam VT Growth and Income Fund - Class IB (PVGIB)
12,657 shares (cost $196,687)	226,942
Putnam VT International Equity Fund - Class IB (PVTIGB)
24,545 shares (cost $265,244)	278,090
Putnam VT Voyager Fund - Class IB (PVTVB)
20,039 shares (cost $744,333)	724,828
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
7,111 shares (cost $263,390)	257,970
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
24,064 shares (cost $132,064)	170,854
Health Sciences Portfolio - II (TRHS2)
20,742 shares (cost $375,917)	428,331
VIP Trust - Global Bond Fund: Initial Class (VWBF)
603,103 shares (cost $6,945,230)	7,188,988
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,822,063 shares (cost $21,858,191)	24,597,855
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
510,770 shares (cost $15,182,942)	14,878,729
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
121,178 shares (cost $1,740,940)	2,136,376
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
161,761 shares (cost $1,176,730)	1,347,467
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
236,688 shares (cost $3,108,200)	3,817,776
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
99,634 shares (cost $1,167,680)	1,241,441
Variable Insurance Portfolios - Asset Strategy (WRASP)
30,737 shares (cost $303,491)	329,679

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Advantage VT Discovery Fund (SVDF)
47,932 shares (cost $1,013,722)	1,205,977
Advantage VT Opportunity Fund - Class 2 (SVOF)
21,423 shares (cost $331,340)	429,535
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
17,547 shares (cost $144,425)	138,273

Total Investments	$1,121,594,116

Other Accounts Receivable	8,126
Accounts Receivable- VP International Fund - Class I (ACVI)	208
Accounts Receivable- Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)	476
Accounts Receivable- Opportunistic Small Cap Portfolio: Initial Shares (DSC)	430
Accounts Receivable- NVIT Government Bond Fund - Class IV (GBF4)	41,038
Accounts Receivable- NVIT Core Plus Bond Fund - Class I (NVLCP1)	44,981
Accounts Receivable- NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	38,945
Accounts Receivable- Putnam VT Growth and Income Fund - Class IB (PVGIB)	578
Accounts Receivable- Putnam VT International Equity Fund - Class IB (PVTIGB)	795
Accounts Receivable- Advantage VT Opportunity Fund - Class 2 (SVOF)	678
Accounts Receivable- NVIT Nationwide Fund - Class IV (TRF4)	304,928
Accounts Payable- Templeton NVIT International Value Fund - Class III (NVTIV3)	(60,796)
Accounts Payable- NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(37,485)
Accounts Payable- NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	(53)
Accounts Payable- NVIT Cardinal Conservative Fund - Class I (NVCCN1)	(34)
Accounts Payable- U.S. Real Estate Portfolio - Class I (MSVRE)	(756)
Accounts Payable- Emerging Markets Debt Portfolio - Class I (MSEM)	(866)
Accounts Payable- Investors Growth Stock Series - Initial Class (MIGIC)	(710)
Accounts Payable- Federated NVIT High Income Bond Fund - Class I (HIBF)	(870)
Accounts Payable- Managed Tail Risk Fund II: Primary Shares (FVCA2P)	(486)
Accounts Payable- VIP Contrafund Portfolio - Initial Class (FCP)	(30)
Accounts Payable- Socially Responsive Portfolio - I Class Shares (AMSRS)	(855)
Accounts Payable- International Portfolio - S Class Shares (AMINS)	(14)
Accounts Payable- Small-Cap Growth Portfolio - S Class Shares (AMFAS)	(680)
Accounts Payable- Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(303)
Accounts Payable- VP Vista(SM) Fund - Class I (ACVVS1)	(18)
Accounts Payable- VP Ultra(R) Fund - Class I (ACVU1)	(326)

$1,121,931,017

Contract Owners’ Equity:
Accumulation units	1,121,931,017

Total Contract Owners’ Equity (note 7)	$1,121,931,017

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		Total	AASCO	MLVGA2	DSIF	IVKMG1	JABS	JACAS	JAGTS
Reinvested dividends	$	15,523,227	-	17,140	155,874	-	64,638	22,348	-
Mortality and expense risk charges (note 5)		(6,374,441)	(133,846)	(7,586)	(55,337)	(6,225)	(16,739)	(28,164)	(4,918)

Net investment income (loss)		9,148,786	(133,846)	9,554	100,537	(6,225)	47,899	(5,816)	(4,918)

Realized gain (loss) on investments		7,761,461	1,689,647	4,447	(262,467)	(3,747)	42,303	(21,038)	26,654
Change in unrealized gain (loss) on investments		105,556,937	(3,965,285)	70,729	824,241	(21,512)	11,318	818,264	11,575

Net gain (loss) on investments		113,318,398	(2,275,638)	75,176	561,774	(25,259)	53,621	797,226	38,229

Reinvested capital gains		23,176,359	4,992,697	3,476	374,678	398	184,825	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	145,643,543	2,583,213	88,206	1,036,989	(31,086)	286,345	791,410	33,311

Investment Activity:		JAIGS	MIGIC	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE	NVAMV1
Reinvested dividends	$	39,311	3,303	44,060	8,399	34,929	15,083	8,178	60,299
Mortality and expense risk charges (note 5)		(31,101)	(5,292)	(19,259)	(587)	(5,326)	(3,287)	(4,583)	(43,622)

Net investment income (loss)		8,210	(1,989)	24,801	7,812	29,603	11,796	3,595	16,677

Realized gain (loss) on investments		(473,128)	56,293	16,165	1,056	6,039	28,631	186,153	74,399
Change in unrealized gain (loss) on investments		(257,824)	26,265	329,002	79,562	27,620	41,946	(82,893)	456,693

Net gain (loss) on investments		(730,952)	82,558	345,167	80,618	33,659	70,577	103,260	531,092

Reinvested capital gains		734,029	34,442	20,425	-	-	-	-	255,032

Net increase (decrease) in contract owners’ equity resulting from operations	$	11,287	115,011	390,393	88,430	63,262	82,373	106,855	802,801

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Reinvested dividends	$6,808	7,427	10,940	2,637	2,598	34,060	152,639	5,327
Mortality and expense risk charges (note 5)	(3,458)	(2,706)	(9,261)	(8,712)	(1,784)	(2,923)	(12,350)	(7,526)

Net investment income (loss)	3,350	4,721	1,679	(6,075)	814	31,137	140,289	(2,199)

Realized gain (loss) on investments	38,401	23,995	(7,123)	(10,802)	4,247	13,786	52,059	109,947
Change in unrealized gain (loss) on investments	19,120	(13,769)	239,324	192,418	29,042	13,635	33,343	74,586

Net gain (loss) on investments	57,521	10,226	232,201	181,616	33,289	27,421	85,402	184,533

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60,871	14,947	233,880	175,541	34,103	58,558	225,691	182,334

Investment Activity:	GEM3	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1

Reinvested dividends	$15,546	852	1,902	170,545	2,013	2,381	640	762
Mortality and expense risk charges (note 5)	(21,548)	(689)	(2,247)	(60,300)	(1,258)	(1,782)	(193)	(396)

Net investment income (loss)	(6,002)	163	(345)	110,245	755	599	447	366

Realized gain (loss) on investments	(2,411)	919	6,243	131,438	2,562	3,449	64	(39)
Change in unrealized gain (loss) on investments	482,893	13,533	37,076	692,637	14,513	20,816	1,616	5,274

Net gain (loss) on investments	480,482	14,452	43,319	824,075	17,075	24,265	1,680	5,235

Reinvested capital gains	-	-	-	848,051	-	9,900	234	759

Net increase (decrease) in contract owners’ equity resulting from operations	$474,480	14,615	42,974	1,782,371	17,830	34,764	2,361	6,360

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF
Reinvested dividends	$83	9,657	5,517	704	10,172	752	1,257,822	11,550
Mortality and expense risk charges (note 5)	(21)	(4,722)	(6,178)	(572)	(2,208)	(276)	(182,582)	(3,971)

Net investment income (loss)	62	4,935	(661)	132	7,964	476	1,075,240	7,579

Realized gain (loss) on investments	4	20,632	101,357	3,992	7,187	509	(3,134,935)	8,606
Change in unrealized gain (loss) on investments	19	34,160	(12,218)	846	4,173	689	13,575,529	(19,276)

Net gain (loss) on investments	23	54,792	89,139	4,838	11,360	1,198	10,440,594	(10,670)

Reinvested capital gains	61	9,877	19,114	1,463	2,026	714	-	16,440

Net increase (decrease) in contract owners’ equity resulting from operations	$146	69,604	107,592	6,433	21,350	2,388	11,515,834	13,349

Investment Activity:	GBF4	CAF4	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

Reinvested dividends	$400,614	99,808	62,834	285	108	43,045	678,260	372,610
Mortality and expense risk charges (note 5)	(87,458)	(100,663)	(30,658)	(134)	(44)	(19,870)	(194,092)	(166,037)

Net investment income (loss)	313,156	(855)	32,176	151	64	23,175	484,168	206,573

Realized gain (loss) on investments	176,845	757,217	(420,545)	84	20	75,825	1,700,306	(888,194)
Change in unrealized gain (loss) on investments	(604,505)	1,465,914	997,706	1,104	483	(9,317)	1,995,277	3,471,682

Net gain (loss) on investments	(427,660)	2,223,131	577,161	1,188	503	66,508	3,695,583	2,583,488

Reinvested capital gains	591,243	-	-	183	71	34,694	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$476,739	2,222,276	609,337	1,522	638	124,377	4,179,751	2,790,061

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDMC	MCIF	NVMIG3	GVDIV3	GVDIV4	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$51,430	42,558	8,778	55,206	41,093	18,032	37,442	-
Mortality and expense risk charges (note 5)	(18,247)	(26,762)	(10,671)	(75,745)	(57,214)	(26,813)	(18,823)	(230,296)

Net investment income (loss)	33,183	15,796	(1,893)	(20,539)	(16,121)	(8,781)	18,619	(230,296)

Realized gain (loss) on investments	(10,334)	(23,445)	57,868	(2,339,514)	(2,006,499)	104,903	(3,699)	2,697,758
Change in unrealized gain (loss) on investments	139,091	321,861	154,413	4,515,358	3,806,375	351,263	395,840	(544,323)

Net gain (loss) on investments	128,757	298,416	212,281	2,175,844	1,799,876	456,166	392,141	2,153,435

Reinvested capital gains	10,833	256,062	-	-	-	94,055	-	4,239,388

Net increase (decrease) in contract owners’ equity resulting from operations	$172,773	570,274	210,388	2,155,305	1,783,755	541,440	410,760	6,162,527

Investment Activity:	NVMMV2	SCGF	SCVF4	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1

Reinvested dividends	$54,663	-	147,153	23,790	48,599	2,256,841	20,378	624,507
Mortality and expense risk charges (note 5)	(34,798)	(13,672)	(104,759)	(92,927)	(12,521)	(744,003)	(13,323)	(534,997)

Net investment income (loss)	19,865	(13,672)	42,394	(69,137)	36,078	1,512,838	7,055	89,510

Realized gain (loss) on investments	153,754	105,489	(107,387)	(730,643)	53,402	4,377,582	18,271	1,135,966
Change in unrealized gain (loss) on investments	54,573	137,082	3,173,891	2,996,626	107,038	10,879,532	28,246	13,341,904

Net gain (loss) on investments	208,327	242,571	3,066,504	2,265,983	160,440	15,257,114	46,517	14,477,870

Reinvested capital gains	473,203	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$701,395	228,899	3,108,898	2,196,846	196,518	16,769,952	53,572	14,567,380

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVTIV3	EIF4	NVRE1	SAM4	ALVGIA	ALVSVA	ACVIG	ACVIP2
Reinvested dividends	$4,447	182,451	38,434	-	26,064	13,692	29,621	79,505
Mortality and expense risk charges (note 5)	(1,076)	(86,792)	(25,848)	(236,497)	(11,790)	(17,619)	(10,266)	(23,253)

Net investment income (loss)	3,371	95,659	12,586	(236,497)	14,274	(3,927)	19,355	56,252

Realized gain (loss) on investments	(4,569)	(159,360)	183,148	-	5,925	287,932	(95,227)	152,662
Change in unrealized gain (loss) on investments	26,715	2,503,792	(30,182)	-	229,443	67,046	258,254	(67,425)

Net gain (loss) on investments	22,146	2,344,432	152,966	-	235,368	354,978	163,027	85,237

Reinvested capital gains	2,577	-	327,991	-	-	79,796	-	78,760

Net increase (decrease) in contract owners’ equity resulting from operations	$28,094	2,440,091	493,543	(236,497)	249,642	430,847	182,382	220,249

Investment Activity:	ACVI	ACVMV1	ACVU1	ACVVS1	DVSCS	DCAP	DSC	FVCA2P
Reinvested dividends	$2,374	17,435	-	-	29,687	103,552	-	542
Mortality and expense risk charges (note 5)	(1,846)	(6,065)	(249)	-	(48,938)	(20,419)	(1,891)	(693)

Net investment income (loss)	528	11,370	(249)	-	(19,251)	83,133	(1,891)	(151)

Realized gain (loss) on investments	34,645	20,464	3,623	11	(47,618)	(13,143)	3,893	3,509
Change in unrealized gain (loss) on investments	26,981	45,942	1,894	15	762,761	174,601	49,410	(12)

Net gain (loss) on investments	61,626	66,406	5,517	26	715,143	161,458	53,303	3,497

Reinvested capital gains	-	46,488	-	-	230,318	-	-	5,524

Net increase (decrease) in contract owners’ equity resulting from operations	$62,154	124,264	5,268	26	926,210	244,591	51,412	8,870

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FQB	FEIP	FHIP	FAMP	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$114,803	2,504,800	500,334	448,328	14,076	128,031	13,241	35,030
Mortality and expense risk charges (note 5)	(19,978)	(454,737)	(43,347)	(156,827)	(12,808)	(30,196)	(5,048)	(12,901)

Net investment income (loss)	94,825	2,050,063	456,987	291,501	1,268	97,835	8,193	22,129

Realized gain (loss) on investments	30,621	(2,032,642)	(196,384)	288,645	108,678	(167,847)	19,385	464
Change in unrealized gain (loss) on investments	115,369	7,375,449	880,270	2,630,496	(39,608)	412,421	38,982	161,674

Net gain (loss) on investments	145,990	5,342,807	683,886	2,919,141	69,070	244,574	58,367	162,138

Reinvested capital gains	-	5,164,873	-	214,666	-	264,599	10,505	21,290

Net increase (decrease) in contract owners’ equity resulting from operations	$240,815	12,557,743	1,140,873	3,425,308	70,338	607,008	77,065	205,557

Investment Activity:	FF30S	FGP	FGS	FHIPR	FIGBP	FIGBS	FMCS	FOP
Reinvested dividends	$28,118	629,797	12,450	279,232	755,884	32,990	54,949	232,954
Mortality and expense risk charges (note 5)	(9,991)	(595,924)	(18,266)	(33,428)	(206,227)	(11,154)	(75,624)	(66,658)

Net investment income (loss)	18,127	33,873	(5,816)	245,804	549,657	21,836	(20,675)	166,296

Realized gain (loss) on investments	(20,646)	4,647,691	32,581	160,077	389,098	14,698	(53,369)	(87,868)
Change in unrealized gain (loss) on investments	174,591	9,664,209	276,419	185,586	(42,215)	(4,170)	691,566	2,112,631

Net gain (loss) on investments	153,945	14,311,900	309,000	345,663	346,883	10,528	638,197	2,024,763

Reinvested capital gains	12,391	-	-	-	883,409	39,819	829,692	40,086

Net increase (decrease) in contract owners’ equity resulting from operations	$184,463	14,345,773	303,184	591,467	1,779,949	72,183	1,447,214	2,231,145

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FOPR	FOS	FOSR	FVSS	FTVRDI	FTVSVI	FTVDM3	TIF
Reinvested dividends	$386,113	951	45,381	9,271	110,382	53,692	32,240	39,059
Mortality and expense risk charges (note 5)	(112,522)	(395)	(17,523)	(14,088)	(42,790)	(36,101)	(15,881)	(7,492)

Net investment income (loss)	273,591	556	27,858	(4,817)	67,592	17,591	16,359	31,567

Realized gain (loss) on investments	(1,352,471)	(5,364)	(151,820)	238,157	744,300	(67,569)	135,335	(97,517)
Change in unrealized gain (loss) on investments	4,584,351	14,263	538,324	241,677	(127,040)	905,487	105,586	257,752

Net gain (loss) on investments	3,231,880	8,899	386,504	479,834	617,260	837,918	240,921	160,235

Reinvested capital gains	66,442	173	8,237	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,571,913	9,628	422,599	475,017	684,852	855,509	257,280	191,802

Investment Activity:	FTVGI3	FTVFA2	AMTB	AMINS	AMCG	AMTP	AMFAS	AMSRS
Reinvested dividends	$159,985	836	259,789	16	-	11,986	-	1,416
Mortality and expense risk charges (note 5)	(18,237)	(222)	(51,375)	(12)	(1,967)	(17,414)	(2,974)	(4,194)

Net investment income (loss)	141,748	614	208,414	4	(1,967)	(5,428)	(2,974)	(2,778)

Realized gain (loss) on investments	51,437	397	(215,747)	(127)	43,681	150,477	58,355	16,760
Change in unrealized gain (loss) on investments	139,944	3,074	348,988	477	(7,628)	264,174	(17,646)	45,867

Net gain (loss) on investments	191,381	3,471	133,241	350	36,053	414,651	40,709	62,627

Reinvested capital gains	4,048	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$337,177	4,085	341,655	354	34,086	409,223	37,735	59,849

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVGS3	OVGS	OVGI	OVSC	OVSB	PMVFBA	PMVLDA	PMVTRA
Reinvested dividends	$172,314	23,412	20,812	6,876	-	12,054	11,799	24,755
Mortality and expense risk charges (note 5)	(59,299)	(7,371)	(16,004)	(8,248)	(607)	(1,685)	(4,631)	(2,952)

Net investment income (loss)	113,015	16,041	4,808	(1,372)	(607)	10,369	7,168	21,803

Realized gain (loss) on investments	(135,855)	(58,632)	(31,273)	35,219	73	5,786	5,983	27,096
Change in unrealized gain (loss) on investments	1,551,970	252,251	353,232	153,072	8,677	(11,190)	17,566	8,267

Net gain (loss) on investments	1,416,115	193,619	321,959	188,291	8,750	(5,404)	23,549	35,363

Reinvested capital gains	-	-	-	-	-	5,278	-	23,207

Net increase (decrease) in contract owners’ equity resulting from operations	$1,529,130	209,660	326,767	186,919	8,143	10,243	30,717	80,373

Investment Activity:	PVGIB	PVTIGB	PVTVB	ACEG	AVBVI	TRHS2	VWBF	VWEM
Reinvested dividends	$3,557	1,615	2,760	-	2,577	-	68,765	-
Mortality and expense risk charges (note 5)	(1,540)	(520)	(5,448)	(1,297)	(1,007)	(2,641)	(29,842)	(100,913)

Net investment income (loss)	2,017	1,095	(2,688)	(1,297)	1,570	(2,641)	38,923	(100,913)

Realized gain (loss) on investments	9,696	1,146	21,924	(2,532)	9,094	15,846	29,258	(656,000)
Change in unrealized gain (loss) on investments	23,686	15,027	76,727	(5,420)	15,229	69,338	149,594	4,630,799

Net gain (loss) on investments	33,382	16,173	98,651	(7,952)	24,323	85,184	178,852	3,974,799

Reinvested capital gains	-	-	-	-	-	7,755	43,375	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,399	17,268	95,963	(9,249)	25,893	90,298	261,150	3,873,886

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWHA	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF
Reinvested dividends	$92,170	47,812	71,127	40,782	32,021	3,920	-	433
Mortality and expense risk charges (note 5)	(62,304)	(19,244)	(12,615)	(34,386)	(11,336)	(2,383)	(7,460)	(2,840)

Net investment income (loss)	29,866	28,568	58,512	6,396	20,685	1,537	(7,460)	(2,407)

Realized gain (loss) on investments	(633,285)	(40,071)	34,012	(58,520)	12,588	6,561	260,152	54,837
Change in unrealized gain (loss) on investments	(160,319)	240,698	72,415	436,626	(7,885)	41,078	(84,069)	10,223

Net gain (loss) on investments	(793,604)	200,627	106,427	378,106	4,703	47,639	176,083	65,060

Reinvested capital gains	575,539	-	-	104,933	10,611	-	-	159

Net increase (decrease) in contract owners’ equity resulting from operations	$(188,199)	229,195	164,939	489,435	35,999	49,176	168,623	62,812

Investment Activity:	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCDI	VWBFR	VWEMR	VWHAR
Reinvested dividends	$-	-	-	-	-	105,294	-	-
Mortality and expense risk charges (note 5)	(845)	(1,759)	(14,053)	(638)	(3,132)	(6,766)	(21,947)	(18,097)

Net investment income (loss)	(845)	(1,759)	(14,053)	(638)	(3,132)	98,528	(21,947)	(18,097)

Realized gain (loss) on investments	2,478	165,325	(520,017)	37,813	101,956	44,554	2,329,147	8,906
Change in unrealized gain (loss) on investments	(941)	(40,170)	1,268,684	407	64,922	(101,662)	(222,701)	(224,295)

Net gain (loss) on investments	1,537	125,155	748,667	38,220	166,878	(57,108)	2,106,446	(215,389)

Reinvested capital gains	4,828	-	-	-	-	66,416	-	794,201

Net increase (decrease) in contract owners’ equity resulting from operations	$5,520	123,396	734,614	37,582	163,746	107,836	2,084,499	560,715

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVHI3	OVHI
Reinvested dividends	$65,439	14,065
Mortality and expense risk charges (note 5)	(2,544)	(482)

Net investment income (loss)	62,895	13,583

Realized gain (loss) on investments	(657)	(9,032)
Change in unrealized gain (loss) on investments	(18,142)	5,894

Net gain (loss) on investments	(18,799)	(3,138)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$44,096	10,445

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		AASCO		MLVGA2		DSIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$9,148,786	10,135,649	(133,846)	(144,157)	9,554	11,327	100,537	84,537
Realized gain (loss) on investments	7,761,461	(817,443)	1,689,647	2,318,834	4,447	39,303	(262,467)	(223,230)
Change in unrealized gain (loss) on investments	105,556,937	(49,672,115)	(3,965,285)	(3,008,347)	70,729	(107,498)	824,241	172,168
Reinvested capital gains	23,176,359	3,259,206	4,992,697	-	3,476	19,380	374,678	51,709

Net increase (decrease) in contract owners’ equity resulting from operations	145,643,543	(37,094,703)	2,583,213	(833,670)	88,206	(37,488)	1,036,989	85,184

Equity transactions:
Purchase payments received from contract owners (note 5a)	141,987,167	136,470,718	1,585,298	1,910,504	448,984	355,105	944,353	1,155,021
Transfers between funds (note 5a)	(1,229,830)	(994,812)	7,494	(26,274)	-	-	(16)	138
Surrenders and Death Benefits (notes 3 and 5a)	(178,585,532)	(179,877,071)	(2,154,327)	(2,990,204)	(93,215)	(356,849)	(875,613)	(1,262,440)
Net policy repayments (loans) (notes 4 and 5a)	2,081,023	4,136,129	49,430	45,410	1,005	(2,041)	(28,529)	(97,639)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(90,649,435)	(97,036,008)	(1,722,588)	(1,831,600)	(92,920)	(87,215)	(529,504)	(550,517)
Adjustments to maintain reserves	154,040	522,226	(3,611)	(116,322)	(42)	(66)	(698)	(85)

Net equity transactions	(126,242,567)	(136,778,818)	(2,238,304)	(3,008,486)	263,812	(91,066)	(490,007)	(755,522)

Net change in contract owners’ equity	19,400,976	(173,873,521)	344,909	(3,842,156)	352,018	(128,554)	546,982	(670,338)
Contract owners’ equity beginning of period	1,102,530,041	1,276,403,562	22,501,240	26,343,396	841,939	970,493	7,134,439	7,804,777

Contract owners’ equity end of period	$1,121,931,017	1,102,530,041	22,846,149	22,501,240	1,193,957	841,939	7,681,421	7,134,439

CHANGES IN UNITS:
Beginning units	4,442,655	4,975,815	112,712	127,524	6,658	7,341	44,596	48,256
Units purchased	639,375	721,669	9,757	11,427	3,444	2,713	6,315	8,044
Units redeemed	(1,107,169)	(1,254,829)	(21,293)	(26,239)	(1,465)	(3,396)	(8,319)	(11,704)

Ending units	3,974,861	4,442,655	101,176	112,712	8,637	6,658	42,592	44,596

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG1		JABS		JACAS		JAGTS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(6,225)	-	47,899	44,761	(5,816)	(21,163)	(4,918)	(1,544)
Realized gain (loss) on investments	(3,747)	-	42,303	110,894	(21,038)	(259,604)	26,654	30,745
Change in unrealized gain (loss) on investments	(21,512)	-	11,318	(290,785)	818,264	(53,262)	11,575	(51,971)
Reinvested capital gains	398	-	184,825	139,160	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,086)	-	286,345	4,030	791,410	(334,029)	33,311	(22,770)

Equity transactions:
Purchase payments received from contract owners (note 5a)	1,385,292	-	531,242	376,395	396,204	424,717	886,752	88,568
Transfers between funds (note 5a)	-	-	13	29	68	154	34	21
Surrenders and Death Benefits (notes 3 and 5a)	(38,386)	-	(459,541)	(691,186)	(532,721)	(1,058,947)	(161,225)	(94,650)
Net policy repayments (loans) (notes 4 and 5a)	4,088	-	(3,113)	(33,982)	28,675	(38,830)	30,307	(9,993)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(40,777)	-	(224,419)	(187,105)	(261,888)	(311,277)	(47,388)	(15,873)
Adjustments to maintain reserves	(673)	-	118	(245)	84	492	(338)	(277)

Net equity transactions	1,309,544	-	(155,700)	(536,094)	(369,578)	(983,691)	708,142	(32,204)

Net change in contract owners’ equity	1,278,458	-	130,645	(532,064)	421,832	(1,317,720)	741,453	(54,974)
Contract owners’ equity beginning of period	-	-	2,308,774	2,840,838	3,524,879	4,842,599	208,526	263,500

Contract owners’ equity end of period	$1,278,458	-	2,439,419	2,308,774	3,946,711	3,524,879	949,979	208,526

CHANGES IN UNITS:
Beginning units	-	-	8,566	11,918	19,604	25,408	687	845
Units purchased	13,161	-	1,715	1,615	2,421	2,827	5,406	104
Units redeemed	(852)	-	(2,436)	(4,967)	(3,408)	(8,631)	(940)	(262)

Ending units	12,309	-	7,845	8,566	18,617	19,604	5,153	687

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAIGS		MIGIC		MVFIC		MVIVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,210	(6,893)	(1,989)	(786)	24,801	22,014	7,812	5,566
Realized gain (loss) on investments	(473,128)	(278,893)	56,293	9,615	16,165	(110,707)	1,056	7,499
Change in unrealized gain (loss) on investments	(257,824)	(655,048)	26,265	(12,727)	329,002	52,055	79,562	(36,839)
Reinvested capital gains	734,029	24,524	34,442	-	20,425	11,275	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,287	(916,310)	115,011	(3,898)	390,393	(25,363)	88,430	(23,774)

Equity transactions:
Purchase payments received from contract owners (note 5a)	6,010,884	383,000	84,319	181,907	363,178	464,243	169,176	20,256
Transfers between funds (note 5a)	(15)	7	21	(1)	4	82	60,172	515,293
Surrenders and Death Benefits (notes 3 and 5a)	(1,040,886)	(957,867)	(127,076)	(119,365)	(267,522)	(577,971)	(114,388)	(34,646)
Net policy repayments (loans) (notes 4 and 5a)	(341,600)	(30,988)	(5,498)	(10,287)	22,338	(16,656)	162	(5,708)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(317,285)	(142,272)	(76,954)	(74,587)	(190,697)	(206,367)	(22,500)	(12,365)
Adjustments to maintain reserves	1,611	(1,293)	(947)	(328)	510	(1,224)	(1,570)	(660)

Net equity transactions	4,312,709	(749,413)	(126,135)	(22,661)	(72,189)	(337,893)	91,052	482,170

Net change in contract owners’ equity	4,323,996	(1,665,723)	(11,124)	(26,559)	318,204	(363,256)	179,482	458,396
Contract owners’ equity beginning of period	1,460,248	3,125,971	760,341	786,900	2,582,973	2,946,229	540,878	82,482

Contract owners’ equity end of period	$5,784,244	1,460,248	749,217	760,341	2,901,177	2,582,973	720,360	540,878

CHANGES IN UNITS:
Beginning units	2,651	4,134	3,814	3,983	12,708	14,394	864	368
Units purchased	25,833	343	634	1,428	2,005	2,142	1,502	609
Units redeemed	(7,387)	(1,826)	(1,123)	(1,597)	(2,091)	(3,828)	(503)	(113)

Ending units	21,097	2,651	3,325	3,814	12,622	12,708	1,863	864

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVFI		MSEM		MSVRE		NVAMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$29,603	21,479	11,796	14,826	3,595	1,429	16,677	57,241
Realized gain (loss) on investments	6,039	(25,439)	28,631	35,292	186,153	119,242	74,399	20,889
Change in unrealized gain (loss) on investments	27,620	41,873	41,946	(21,735)	(82,893)	(77,743)	456,693	(114,890)
Reinvested capital gains	-	-	-	5,600	-	-	255,032	16,333

Net increase (decrease) in contract owners’ equity resulting from operations	63,262	37,913	82,373	33,983	106,855	42,928	802,801	(20,427)

Equity transactions:
Purchase payments received from contract owners (note 5a)	174,816	127,010	311,978	251,485	418,255	97,484	515,750	505,715
Transfers between funds (note 5a)	15	13	-	3	1	52	(5)	146
Surrenders and Death Benefits (notes 3 and 5a)	(137,584)	(137,725)	(210,630)	(174,065)	(371,238)	(177,733)	(811,703)	(1,794,659)
Net policy repayments (loans) (notes 4 and 5a)	(14,032)	(11,238)	(2)	-	2,615	(1,942)	33,825	29,285
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(108,887)	(91,260)	(35,703)	(37,714)	(108,183)	(52,030)	(405,115)	(435,535)
Adjustments to maintain reserves	(352)	72	222	(1,741)	(1,707)	815	366	(1,152)

Net equity transactions	(86,024)	(113,128)	65,865	37,968	(60,257)	(133,354)	(666,882)	(1,696,200)

Net change in contract owners’ equity	(22,762)	(75,215)	148,238	71,951	46,598	(90,426)	135,919	(1,716,627)
Contract owners’ equity beginning of period	728,563	803,778	487,248	415,297	623,871	714,297	5,932,300	7,648,927

Contract owners’ equity end of period	$705,801	728,563	635,486	487,248	670,469	623,871	6,068,219	5,932,300

CHANGES IN UNITS:
Beginning units	5,478	5,985	857	914	506	577	39,418	49,756
Units purchased	1,275	1,031	162	158	187	104	3,353	4,143
Units redeemed	(1,970)	(1,538)	(148)	(215)	(230)	(175)	(7,994)	(14,481)

Ending units	4,783	5,478	871	857	463	506	34,777	39,418

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,350	1,849	4,721	5,785	1,679	2,409	(6,075)	(5,602)
Realized gain (loss) on investments	38,401	25,946	23,995	5,390	(7,123)	(18,747)	(10,802)	(56,629)
Change in unrealized gain (loss) on investments	19,120	(24,276)	(13,769)	6,720	239,324	(102,735)	192,418	2,155
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,871	3,519	14,947	17,895	233,880	(119,073)	175,541	(60,076)

Equity transactions:
Purchase payments received from contract owners (note 5a)	145,430	258,929	35,836	69,807	157,508	197,861	104,389	201,083
Transfers between funds (note 5a)	(39)	-	-	2	1	4	1	5
Surrenders and Death Benefits (notes 3 and 5a)	(172,071)	(69,710)	(100,999)	(30,470)	(92,198)	(140,673)	(85,999)	(197,195)
Net policy repayments (loans) (notes 4 and 5a)	790	776	1,566	(195)	1,567	1,297	725	1,825
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(67,953)	(39,782)	(28,465)	(23,839)	(88,063)	(84,657)	(50,089)	(51,111)
Adjustments to maintain reserves	(7)	(39)	(10)	(46)	(124)	(15)	(68)	(72)

Net equity transactions	(93,850)	150,174	(92,072)	15,259	(21,309)	(26,183)	(31,041)	(45,465)

Net change in contract owners’ equity	(32,979)	153,693	(77,125)	33,154	212,571	(145,256)	144,500	(105,541)
Contract owners’ equity beginning of period	428,163	274,470	404,101	370,947	1,104,819	1,250,075	1,050,273	1,155,814

Contract owners’ equity end of period	$395,184	428,163	326,976	404,101	1,317,390	1,104,819	1,194,773	1,050,273

CHANGES IN UNITS:
Beginning units	4,069	2,613	3,430	3,304	10,600	10,796	10,834	11,279
Units purchased	1,272	2,483	334	627	1,391	1,829	1,031	2,051
Units redeemed	(2,071)	(1,027)	(1,100)	(501)	(1,560)	(2,025)	(1,288)	(2,496)

Ending units	3,270	4,069	2,664	3,430	10,431	10,600	10,577	10,834

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGI2		HIBF		HIBF3		GEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$814	445	31,137	36,853	140,289	127,354	(2,199)	448
Realized gain (loss) on investments	4,247	7,980	13,786	(2,477)	52,059	94,406	109,947	(13,428)
Change in unrealized gain (loss) on investments	29,042	(14,196)	13,635	(21,381)	33,343	(172,881)	74,586	(374,044)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,103	(5,771)	58,558	12,995	225,691	48,879	182,334	(387,024)

Equity transactions:
Purchase payments received from contract owners (note 5a)	56,028	32,144	182,239	89,623	554,505	362,138	104,021	149,253
Transfers between funds (note 5a)	-	5	-	(10)	-	-	(1)	19
Surrenders and Death Benefits (notes 3 and 5a)	(3,063)	(17,182)	(190,429)	(78,172)	(378,338)	(340,654)	(324,493)	(408,728)
Net policy repayments (loans) (notes 4 and 5a)	(143)	4	6,891	(41,300)	33,636	(14,136)	(826)	(8,991)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(13,623)	(11,442)	(54,779)	(49,109)	(114,357)	(103,754)	(72,755)	(78,909)
Adjustments to maintain reserves	(43)	(39)	(728)	130	(77)	64	(307)	(946)

Net equity transactions	39,156	3,490	(56,806)	(78,838)	95,369	(96,342)	(294,361)	(348,302)

Net change in contract owners’ equity	73,259	(2,281)	1,752	(65,843)	321,060	(47,463)	(112,027)	(735,326)
Contract owners’ equity beginning of period	190,672	192,953	412,503	478,346	1,589,889	1,637,352	1,196,368	1,931,694

Contract owners’ equity end of period	$263,931	190,672	414,255	412,503	1,910,949	1,589,889	1,084,341	1,196,368

CHANGES IN UNITS:
Beginning units	2,273	2,232	1,184	1,509	11,223	11,917	1,972	2,239
Units purchased	619	375	203	80	3,987	2,746	34	83
Units redeemed	(184)	(334)	(368)	(405)	(3,365)	(3,440)	(252)	(350)

Ending units	2,708	2,273	1,019	1,184	11,845	11,223	1,754	1,972

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEM3		GIG3		NVIE6		NVNMO1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(6,002)	1,254	163	351	(345)	1,432	110,245	6,585
Realized gain (loss) on investments	(2,411)	(706,111)	919	(10,588)	6,243	39,011	131,438	369,331
Change in unrealized gain (loss) on investments	482,893	(200,035)	13,533	(3,940)	37,076	(67,758)	692,637	(2,111,217)
Reinvested capital gains	-	-	-	-	-	-	848,051	106,324

Net increase (decrease) in contract owners’ equity resulting from operations	474,480	(904,892)	14,615	(14,177)	42,974	(27,315)	1,782,371	(1,628,977)

Equity transactions:
Purchase payments received from contract owners (note 5a)	332,267	472,114	57,154	44,480	19,864	118,332	862,424	1,040,078
Transfers between funds (note 5a)	13,752	(267,774)	-	-	-	7	(62,073)	(107,017)
Surrenders and Death Benefits (notes 3 and 5a)	(396,005)	(731,708)	(43,369)	55,118	(31,940)	(179,895)	(1,021,565)	(2,135,836)
Net policy repayments (loans) (notes 4 and 5a)	51,560	15,604	25	(57)	(1,735)	2,142	(19,598)	106,355
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(248,415)	(283,857)	(7,762)	(2,810)	(24,979)	(31,318)	(1,041,666)	(1,177,409)
Adjustments to maintain reserves	(219)	3,152	3,265	(3,263)	17	(29)	(2,434)	1,801

Net equity transactions	(247,060)	(792,469)	9,313	93,468	(38,773)	(90,761)	(1,284,912)	(2,272,028)

Net change in contract owners’ equity	227,420	(1,697,361)	23,928	79,291	4,201	(118,076)	497,459	(3,901,005)
Contract owners’ equity beginning of period	3,021,577	4,718,938	79,291	-	315,901	433,977	11,483,723	15,384,728

Contract owners’ equity end of period	$3,248,997	3,021,577	103,219	79,291	320,102	315,901	11,981,182	11,483,723

CHANGES IN UNITS:
Beginning units	15,812	18,214	942	-	4,469	5,491	115,071	138,039
Units purchased	2,065	3,038	692	1,747	312	1,806	10,225	13,482
Units redeemed	(3,270)	(5,440)	(565)	(805)	(824)	(2,828)	(23,165)	(36,450)

Ending units	14,607	15,812	1,069	942	3,957	4,469	102,131	115,071

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		NVCRA1		NVCRB1		NVCCA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$755	(46)	599	2,401	447	122	366	29
Realized gain (loss) on investments	2,562	4,146	3,449	48,406	64	60	(39)	51,669
Change in unrealized gain (loss) on investments	14,513	(17,364)	20,816	(64,799)	1,616	(1,057)	5,274	(47,306)
Reinvested capital gains	-	-	9,900	2,744	234	93	759	317

Net increase (decrease) in contract owners’ equity resulting from operations	17,830	(13,264)	34,764	(11,248)	2,361	(782)	6,360	4,709

Equity transactions:
Purchase payments received from contract owners (note 5a)	9,767	161,228	56,132	14,006	37,625	13,486	1,158	53,780
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(1,181)	(23,240)	(23,113)	(152,217)	(3,133)	(201)	(130)	(350,154)
Net policy repayments (loans) (notes 4 and 5a)	(61)	(409)	(16,945)	21,085	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(6,497)	(8,461)	(31,107)	(26,620)	(5,015)	(872)	(1,162)	(11,746)
Adjustments to maintain reserves	(54)	1,703	52	(12)	30	15	(86)	(17)

Net equity transactions	1,974	130,821	(14,981)	(143,758)	29,507	12,428	(220)	(308,137)

Net change in contract owners’ equity	19,804	117,557	19,783	(155,006)	31,868	11,646	6,140	(303,428)
Contract owners’ equity beginning of period	166,360	48,803	192,954	347,960	14,658	3,012	49,330	352,758

Contract owners’ equity end of period	$186,164	166,360	212,737	192,954	46,526	14,658	55,470	49,330

CHANGES IN UNITS:
Beginning units	1,762	496	2,216	3,721	144	29	517	3,546
Units purchased	127	1,587	1,197	1,008	346	125	13	519
Units redeemed	(106)	(321)	(1,295)	(2,513)	(76)	(10)	(15)	(3,548)

Ending units	1,783	1,762	2,118	2,216	414	144	515	517

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$62	183	4,935	8,918	(661)	16,921	132	583
Realized gain (loss) on investments	4	1,397	20,632	9,075	101,357	15,836	3,992	207
Change in unrealized gain (loss) on investments	19	(1,591)	34,160	(35,416)	(12,218)	(89,938)	846	(1,271)
Reinvested capital gains	61	66	9,877	3,065	19,114	8,675	1,463	180

Net increase (decrease) in contract owners’ equity resulting from operations	146	55	69,604	(14,358)	107,592	(48,506)	6,433	(301)

Equity transactions:
Purchase payments received from contract owners (note 5a)	4,797	-	71,862	162,083	100,018	152,155	51,309	4,598
Transfers between funds (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(12,622)	(66,977)	-	(765,306)	(52,253)	(48,285)	-
Net policy repayments (loans) (notes 4 and 5a)	-	-	-	9	-	-	-	3
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(242)	(514)	(47,472)	(44,266)	(60,347)	(66,288)	(4,083)	(2,408)
Adjustments to maintain reserves	(36)	(39)	(51)	(36)	(91)	15	(2)	7

Net equity transactions	4,519	(13,175)	(42,638)	117,790	(725,726)	33,629	(1,061)	2,200

Net change in contract owners’ equity	4,665	(13,120)	26,966	103,432	(618,134)	(14,877)	5,372	1,899
Contract owners’ equity beginning of period	-	13,120	597,354	493,922	923,153	938,030	30,721	28,822

Contract owners’ equity end of period	$4,665	-	624,320	597,354	305,019	923,153	36,093	30,721

CHANGES IN UNITS:
Beginning units	-	121	6,058	4,860	10,027	9,650	294	273
Units purchased	42	-	688	1,645	1,015	1,576	486	46
Units redeemed	(2)	(121)	(1,073)	(447)	(8,131)	(1,199)	(464)	(25)

Ending units	40	-	5,673	6,058	2,911	10,027	316	294

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVLCP1		TRF4		GBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,964	6,789	476	710	1,075,240	844,833	7,579	12,070
Realized gain (loss) on investments	7,187	2,078	509	(21)	(3,134,935)	(4,954,670)	8,606	588
Change in unrealized gain (loss) on investments	4,173	7,512	689	1,293	13,575,529	4,587,409	(19,276)	19,744
Reinvested capital gains	2,026	-	714	35	-	-	16,440	1,649

Net increase (decrease) in contract owners’ equity resulting from operations	21,350	16,379	2,388	2,017	11,515,834	477,572	13,349	34,051

Equity transactions:
Purchase payments received from contract owners (note 5a)	141,739	66,740	2,373	3,373	4,922,839	5,716,673	319,230	152,909
Transfers between funds (note 5a)	-	-	-	-	(412,327)	(645,320)	(1)	(18)
Surrenders and Death Benefits (notes 3 and 5a)	(71,948)	(57,881)	(6,475)	(2,346)	(7,956,422)	(10,596,215)	(287,248)	(135,878)
Net policy repayments (loans) (notes 4 and 5a)	(12,427)	2,175	-	-	1,194,251	2,526,695	(683)	(4)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(38,808)	(27,077)	(4,826)	(3,228)	(5,511,620)	(6,067,223)	(47,216)	(61,315)
Adjustments to maintain reserves	(45)	62	7,108	35,748	6,693	492,718	11	(1)

Net equity transactions	18,511	(15,981)	(1,820)	33,547	(7,756,586)	(8,572,672)	(15,907)	(44,307)

Net change in contract owners’ equity	39,861	398	568	35,564	3,759,248	(8,095,100)	(2,558)	(10,256)
Contract owners’ equity beginning of period	301,006	300,608	76,100	40,536	85,316,173	93,411,273	523,522	533,778

Contract owners’ equity end of period	$340,867	301,006	76,668	76,100	89,075,421	85,316,173	520,964	523,522

CHANGES IN UNITS:
Beginning units	2,500	2,643	585	329	92,919	106,143	3,688	4,003
Units purchased	1,160	600	61	313	10,380	12,591	2,346	1,198
Units redeemed	(1,014)	(743)	(93)	(57)	(20,423)	(25,815)	(2,446)	(1,513)

Ending units	2,646	2,500	553	585	82,876	92,919	3,588	3,688

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF4		CAF4		GVIDA		NVDBL2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$313,156	491,753	(855)	2,676	32,176	51,393	151	145
Realized gain (loss) on investments	176,845	163,673	757,217	874,450	(420,545)	(299,586)	84	(80)
Change in unrealized gain (loss) on investments	(604,505)	640,142	1,465,914	(1,067,622)	997,706	43,513	1,104	(603)
Reinvested capital gains	591,243	58,024	-	-	-	-	183	24

Net increase (decrease) in contract owners’ equity resulting from operations	476,739	1,353,592	2,222,276	(190,496)	609,337	(204,680)	1,522	(514)

Equity transactions:
Purchase payments received from contract owners (note 5a)	2,186,167	2,215,998	1,602,883	1,896,021	436,432	518,085	826	22,236
Transfers between funds (note 5a)	54,308	121,811	(124,801)	31,648	3	(1)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(2,649,277)	(5,513,181)	(1,524,104)	(2,337,315)	(983,159)	(372,886)	(5)	-
Net policy repayments (loans) (notes 4 and 5a)	(158,312)	206,437	50,997	84,079	16,332	4,398	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,411,234)	(1,581,494)	(1,367,503)	(1,470,086)	(307,282)	(348,770)	(4,370)	(2,935)
Adjustments to maintain reserves	(5,553)	47,899	(1,701)	(61,825)	(84)	582	(64)	47

Net equity transactions	(1,983,901)	(4,502,530)	(1,364,229)	(1,857,478)	(837,758)	(198,592)	(3,613)	19,348

Net change in contract owners’ equity	(1,507,162)	(3,148,938)	858,047	(2,047,974)	(228,421)	(403,272)	(2,091)	18,834
Contract owners’ equity beginning of period	19,260,995	22,409,933	16,874,536	18,922,510	4,429,138	4,832,410	18,834	-

Contract owners’ equity end of period	$17,753,833	19,260,995	17,732,583	16,874,536	4,200,717	4,429,138	16,743	18,834

CHANGES IN UNITS:
Beginning units	39,845	52,763	108,961	122,486	27,231	28,338	149	-
Units purchased	8,195	7,958	11,851	15,056	2,776	3,538	6	172
Units redeemed	(12,317)	(20,876)	(19,518)	(28,581)	(7,516)	(4,645)	(33)	(23)

Ending units	35,723	39,845	101,294	108,961	22,491	27,231	122	149

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDCA2		GVIDC		GVIDM		GVDMA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$64	130	23,175	31,933	484,168	754,884	206,573	313,805
Realized gain (loss) on investments	20	66	75,825	56,261	1,700,306	680,447	(888,194)	(1,020,211)
Change in unrealized gain (loss) on investments	483	(992)	(9,317)	(51,864)	1,995,277	(1,665,477)	3,471,682	70,792
Reinvested capital gains	71	12	34,694	5,199	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	638	(784)	124,377	41,529	4,179,751	(230,146)	2,790,061	(635,614)

Equity transactions:
Purchase payments received from contract owners (note 5a)	515	5,288	1,030,551	1,810,736	3,452,696	4,408,527	2,653,506	2,830,196
Transfers between funds (note 5a)	-	-	2	-	(160,149)	32,012	(26)	251
Surrenders and Death Benefits (notes 3 and 5a)	-	(6,697)	(1,117,185)	(288,215)	(5,110,815)	(4,504,807)	(2,489,036)	(2,868,890)
Net policy repayments (loans) (notes 4 and 5a)	-	-	(73,486)	(5,795)	(318,823)	994,419	(18,250)	(168,465)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(220)	(1,068)	(392,310)	(260,407)	(3,570,150)	(3,721,746)	(1,853,458)	(1,990,897)
Adjustments to maintain reserves	(16)	(73)	(542)	671	(4,187)	(30,414)	(922)	(487)

Net equity transactions	279	(2,550)	(552,970)	1,256,990	(5,711,428)	(2,822,009)	(1,708,186)	(2,198,292)

Net change in contract owners’ equity	917	(3,334)	(428,593)	1,298,519	(1,531,677)	(3,052,155)	1,081,875	(2,833,906)
Contract owners’ equity beginning of period	5,443	8,777	2,934,559	1,636,040	42,765,501	45,817,656	22,046,337	24,880,243

Contract owners’ equity end of period	$6,360	5,443	2,505,966	2,934,559	41,233,824	42,765,501	23,128,212	22,046,337

CHANGES IN UNITS:
Beginning units	41	65	21,529	12,238	175,199	185,044	133,601	146,811
Units purchased	5	38	7,625	14,498	18,354	26,965	14,338	17,967
Units redeemed	(3)	(62)	(11,568)	(5,207)	(39,939)	(36,810)	(25,256)	(31,177)

Ending units	43	41	17,586	21,529	153,614	175,199	122,683	133,601

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMC		MCIF		NVMIG3		GVDIV3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$33,183	35,008	15,796	2,495	(1,893)	10,330	(20,539)	210,103
Realized gain (loss) on investments	(10,334)	(21,331)	(23,445)	12,405	57,868	68,801	(2,339,514)	(1,745,861)
Change in unrealized gain (loss) on investments	139,091	15,658	321,861	(192,844)	154,413	(253,959)	4,515,358	(1,151,542)
Reinvested capital gains	10,833	-	256,062	57,038	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	172,773	29,335	570,274	(120,906)	210,388	(174,828)	2,155,305	(2,687,300)

Equity transactions:
Purchase payments received from contract owners (note 5a)	909,376	243,226	554,914	874,678	150,089	279,635	1,718,522	1,926,866
Transfers between funds (note 5a)	-	-	1	474	(49)	101	32,419	(86,592)
Surrenders and Death Benefits (notes 3 and 5a)	(61,763)	(104,418)	(373,499)	(583,799)	(216,301)	(200,724)	(2,088,256)	(1,876,435)
Net policy repayments (loans) (notes 4 and 5a)	(3,442)	(9,430)	(4,241)	(31,203)	(20,875)	(15,639)	144,529	105,585
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(162,587)	(147,478)	(218,311)	(226,064)	(136,900)	(145,292)	(1,029,716)	(1,126,581)
Adjustments to maintain reserves	420	(777)	(519)	(786)	(75)	45	(7,323)	(2,866)

Net equity transactions	682,004	(18,877)	(41,655)	33,300	(224,111)	(81,874)	(1,229,825)	(1,060,023)

Net change in contract owners’ equity	854,777	10,458	528,619	(87,606)	(13,723)	(256,702)	925,480	(3,747,323)
Contract owners’ equity beginning of period	2,185,198	2,174,740	3,454,504	3,542,110	1,534,049	1,790,751	13,652,833	17,400,156

Contract owners’ equity end of period	$3,039,975	2,185,198	3,983,123	3,454,504	1,520,326	1,534,049	14,578,313	13,652,833

CHANGES IN UNITS:
Beginning units	13,818	13,771	15,458	15,092	18,179	19,096	114,511	122,147
Units purchased	4,243	1,608	2,049	3,675	1,808	3,320	16,615	21,774
Units redeemed	(1,461)	(1,561)	(2,536)	(3,309)	(4,317)	(4,237)	(29,019)	(29,410)

Ending units	16,600	13,818	14,971	15,458	15,670	18,179	102,107	114,511

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV4		NVMLG1		NVMLV1		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(16,121)	203,353	(8,781)	(27,636)	18,619	6,672	(230,296)	(245,829)
Realized gain (loss) on investments	(2,006,499)	(529,043)	104,903	200,078	(3,699)	(6,309)	2,697,758	2,577,810
Change in unrealized gain (loss) on investments	3,806,375	(2,291,995)	351,263	(235,679)	395,840	(308,570)	(544,323)	(4,480,472)
Reinvested capital gains	-	-	94,055	-	-	90,261	4,239,388	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,783,755	(2,617,685)	541,440	(63,237)	410,760	(217,946)	6,162,527	(2,148,491)

Equity transactions:
Purchase payments received from contract owners (note 5a)	180,645	325,945	519,812	533,612	391,782	345,510	2,621,367	3,099,268
Transfers between funds (note 5a)	(185,493)	(101,002)	(8)	7	2	(43)	(636,521)	28,862
Surrenders and Death Benefits (notes 3 and 5a)	(2,044,184)	(2,026,072)	(635,173)	(589,470)	(236,477)	(493,250)	(4,760,054)	(5,512,057)
Net policy repayments (loans) (notes 4 and 5a)	71,141	112,244	(16,190)	(1,598)	16,972	(3,791)	87,513	114,639
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,007,543)	(1,221,862)	(284,920)	(309,387)	(210,388)	(227,334)	(3,040,353)	(3,253,019)
Adjustments to maintain reserves	(467)	(55,177)	6,651	(42,781)	(7,420)	25,030	(13,583)	(79,051)

Net equity transactions	(2,985,901)	(2,965,924)	(409,828)	(409,617)	(45,529)	(353,878)	(5,741,631)	(5,601,358)

Net change in contract owners’ equity	(1,202,146)	(5,583,609)	131,612	(472,854)	365,231	(571,824)	420,896	(7,749,849)
Contract owners’ equity beginning of period	12,536,352	18,119,961	3,623,471	4,096,325	2,460,688	3,032,512	44,031,101	51,780,950

Contract owners’ equity end of period	$11,334,206	12,536,352	3,755,083	3,623,471	2,825,919	2,460,688	44,451,997	44,031,101

CHANGES IN UNITS:
Beginning units	30,590	37,983	37,069	40,292	26,750	30,780	314,411	360,069
Units purchased	619	801	4,499	6,127	3,011	4,491	24,848	29,635
Units redeemed	(9,919)	(8,194)	(7,684)	(9,350)	(4,198)	(8,521)	(61,822)	(75,293)

Ending units	21,290	30,590	33,884	37,069	25,563	26,750	277,437	314,411

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMV2		SCGF		SCVF4		SCF4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$19,865	5,163	(13,672)	(14,874)	42,394	(30,740)	(69,137)	(8,723)
Realized gain (loss) on investments	153,754	153,922	105,489	(62,118)	(107,387)	(527,365)	(730,643)	(924,147)
Change in unrealized gain (loss) on investments	54,573	(332,963)	137,082	57,534	3,173,891	(454,656)	2,996,626	(115,685)
Reinvested capital gains	473,203	21,404	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,395	(152,474)	228,899	(19,458)	3,108,898	(1,012,761)	2,196,846	(1,048,555)

Equity transactions:
Purchase payments received from contract owners (note 5a)	334,617	365,713	116,636	338,402	1,052,356	1,346,429	1,186,036	1,471,075
Transfers between funds (note 5a)	(7)	9	-	79	(52,602)	(22,610)	(131,374)	(213,942)
Surrenders and Death Benefits (notes 3 and 5a)	(470,048)	(441,468)	(219,793)	(362,652)	(1,747,859)	(1,902,926)	(1,890,354)	(1,941,984)
Net policy repayments (loans) (notes 4 and 5a)	5,854	(39,196)	(339,774)	(8,110)	67,218	16,412	135,985	(84,440)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(389,887)	(412,947)	(104,334)	(118,360)	(1,173,111)	(1,273,393)	(1,363,588)	(1,398,327)
Adjustments to maintain reserves	(217)	(44)	(742)	(204)	(11,248)	(44,937)	(2,519)	(112,468)

Net equity transactions	(519,688)	(527,933)	(548,007)	(150,845)	(1,865,246)	(1,881,025)	(2,065,814)	(2,280,086)

Net change in contract owners’ equity	181,707	(680,407)	(319,108)	(170,303)	1,243,652	(2,893,786)	131,032	(3,328,641)
Contract owners’ equity beginning of period	4,744,033	5,424,440	1,945,083	2,115,386	16,286,389	19,180,175	15,541,813	18,870,454

Contract owners’ equity end of period	$4,925,740	4,744,033	1,625,975	1,945,083	17,530,041	16,286,389	15,672,845	15,541,813

CHANGES IN UNITS:
Beginning units	47,273	52,421	12,587	13,293	79,543	88,987	73,625	84,028
Units purchased	3,665	4,276	871	2,326	6,143	8,693	7,470	9,104
Units redeemed	(8,443)	(9,424)	(4,080)	(3,032)	(15,007)	(18,137)	(15,614)	(19,507)

Ending units	42,495	47,273	9,378	12,587	70,679	79,543	65,481	73,625

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		GVEX4		NVSTB2		NVOLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$36,078	65,730	1,512,838	1,337,960	7,055	17,015	89,510	72,793
Realized gain (loss) on investments	53,402	(45,963)	4,377,582	1,593,999	18,271	2,431	1,135,966	193,752
Change in unrealized gain (loss) on investments	107,038	66,732	10,879,532	(1,346,361)	28,246	(13,059)	13,341,904	(2,878,260)
Reinvested capital gains	-	-	-	-	-	-	-	327,407

Net increase (decrease) in contract owners’ equity resulting from operations	196,518	86,499	16,769,952	1,585,598	53,572	6,387	14,567,380	(2,284,308)

Equity transactions:
Purchase payments received from contract owners (note 5a)	461,213	325,251	9,754,832	11,293,565	202,723	1,300,952	5,586,315	6,443,252
Transfers between funds (note 5a)	(2)	134	(128,071)	(135,249)	-	-	(314,561)	(1,623,924)
Surrenders and Death Benefits (notes 3 and 5a)	(235,888)	(236,062)	(14,998,606)	(13,183,394)	(803,000)	(534,397)	(9,152,707)	(14,158,824)
Net policy repayments (loans) (notes 4 and 5a)	12,659	(65,677)	(18,009)	122,377	(8,259)	14,349	237,416	17,516
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(166,114)	(152,496)	(10,501,946)	(11,065,393)	(145,660)	(142,755)	(6,474,685)	(6,947,248)
Adjustments to maintain reserves	585	262	(8,260)	(290,426)	(10)	(92)	(9,606)	(115,644)

Net equity transactions	72,453	(128,588)	(15,900,060)	(13,258,520)	(754,206)	638,057	(10,127,828)	(16,384,872)

Net change in contract owners’ equity	268,971	(42,089)	869,892	(11,672,922)	(700,634)	644,444	4,439,552	(18,669,180)
Contract owners’ equity beginning of period	1,734,484	1,776,573	116,028,008	127,700,930	2,068,524	1,424,080	83,384,980	102,054,160

Contract owners’ equity end of period	$2,003,455	1,734,484	116,897,900	116,028,008	1,367,890	2,068,524	87,824,532	83,384,980

CHANGES IN UNITS:
Beginning units	9,760	10,261	260,861	292,943	19,207	13,296	459,162	543,621
Units purchased	1,665	2,069	26,054	28,832	2,844	12,774	37,461	45,379
Units redeemed	(1,880)	(2,570)	(60,678)	(60,914)	(9,690)	(6,863)	(85,077)	(129,838)

Ending units	9,545	9,760	226,237	260,861	12,361	19,207	411,546	459,162

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVTIV3		EIF4		NVRE1		SAM4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,371	3,303	95,659	117,685	12,586	5,637	(236,497)	(255,115)
Realized gain (loss) on investments	(4,569)	(930)	(159,360)	(107,742)	183,148	215,062	-	-
Change in unrealized gain (loss) on investments	26,715	(22,892)	2,503,792	(418,586)	(30,182)	(39,860)	-	-
Reinvested capital gains	2,577	184	-	-	327,991	14,207	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,094	(20,335)	2,440,091	(408,643)	493,543	195,046	(236,497)	(255,115)

Equity transactions:
Purchase payments received from contract owners (note 5a)	34,516	103,243	1,013,114	1,358,780	462,357	489,724	14,766,054	19,393,057
Transfers between funds (note 5a)	-	-	(136,114)	(71,153)	(2)	8	1,769,601	919,087
Surrenders and Death Benefits (notes 3 and 5a)	(14,865)	(10,329)	(1,907,765)	(1,485,109)	(376,752)	(572,457)	(16,316,572)	(20,506,127)
Net policy repayments (loans) (notes 4 and 5a)	288	318	60,844	11,891	(13,941)	(26,019)	501,861	201,860
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(6,305)	(5,491)	(1,123,990)	(1,188,584)	(233,179)	(238,293)	(4,916,531)	(5,718,495)
Adjustments to maintain reserves	(8,362)	(52,515)	(3,247)	(53,484)	(147)	(36)	(6,652)	1,676,164

Net equity transactions	5,272	35,226	(2,097,158)	(1,427,659)	(161,664)	(347,073)	(4,202,239)	(4,034,454)

Net change in contract owners’ equity	33,366	14,891	342,933	(1,836,302)	331,879	(152,027)	(4,438,736)	(4,289,569)
Contract owners’ equity beginning of period	101,200	86,309	14,557,382	16,393,684	3,340,084	3,492,111	42,295,916	46,585,485

Contract owners’ equity end of period	$134,566	101,200	14,900,315	14,557,382	3,671,963	3,340,084	37,857,180	42,295,916

CHANGES IN UNITS:
Beginning units	863	639	82,462	91,133	33,484	37,019	188,555	205,359
Units purchased	262	341	6,964	10,101	4,596	5,622	22,723	97,577
Units redeemed	(172)	(117)	(18,551)	(18,772)	(6,056)	(9,157)	(38,965)	(114,381)

Ending units	953	863	70,875	82,462	32,024	33,484	172,313	188,555

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ALVGIA		ALVSVA		ACVIG		ACVIP2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$14,274	10,819	(3,927)	(5,598)	19,355	11,146	56,252	106,849
Realized gain (loss) on investments	5,925	(222,657)	287,932	124,961	(95,227)	(83,284)	152,662	33,878
Change in unrealized gain (loss) on investments	229,443	301,601	67,046	(378,869)	258,254	105,273	(67,425)	154,741
Reinvested capital gains	-	-	79,796	-	-	-	78,760	37,133

Net increase (decrease) in contract owners’ equity resulting from operations	249,642	89,763	430,847	(259,506)	182,382	33,135	220,249	332,601

Equity transactions:
Purchase payments received from contract owners (note 5a)	296,719	164,503	163,382	588,490	250,155	150,323	505,716	685,070
Transfers between funds (note 5a)	(72)	(58)	(73)	69	-	-	44	100
Surrenders and Death Benefits (notes 3 and 5a)	(167,125)	(368,333)	(617,640)	(855,360)	(235,835)	(137,692)	(828,380)	(406,073)
Net policy repayments (loans) (notes 4 and 5a)	629	(7,379)	8,664	3,136	(12,484)	(5,689)	(16,577)	(37,997)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(162,376)	(206,575)	(171,486)	(237,672)	(127,343)	(104,288)	(257,675)	(216,969)
Adjustments to maintain reserves	(396)	202	186	(1,819)	(183)	(155)	(411)	637

Net equity transactions	(32,621)	(417,640)	(616,967)	(503,156)	(125,690)	(97,501)	(597,283)	24,768

Net change in contract owners’ equity	217,021	(327,877)	(186,120)	(762,662)	56,692	(64,366)	(377,034)	357,369
Contract owners’ equity beginning of period	1,505,002	1,832,879	2,598,131	3,360,793	1,299,642	1,364,008	3,434,728	3,077,359

Contract owners’ equity end of period	$1,722,023	1,505,002	2,412,011	2,598,131	1,356,334	1,299,642	3,057,694	3,434,728

CHANGES IN UNITS:
Beginning units	9,370	12,005	9,452	11,808	8,438	8,751	18,748	18,942
Units purchased	1,682	1,227	731	2,069	1,654	1,097	3,230	4,277
Units redeemed	(2,003)	(3,862)	(1,977)	(4,425)	(2,389)	(1,410)	(4,785)	(4,471)

Ending units	9,049	9,370	8,206	9,452	7,703	8,438	17,193	18,748

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVI		ACVMV1		ACVU1		ACVVS1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$528	3,204	11,370	5,404	(249)	(272)	-	(1)
Realized gain (loss) on investments	34,645	29,150	20,464	85,654	3,623	5,243	11	41
Change in unrealized gain (loss) on investments	26,981	(75,161)	45,942	(127,132)	1,894	(3,800)	15	(48)
Reinvested capital gains	-	-	46,488	23,513	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,154	(42,807)	124,264	(12,561)	5,268	1,171	26	(8)

Equity transactions:
Purchase payments received from contract owners (note 5a)	31,095	117,688	92,218	211,574	3,628	3,489	-	-
Transfers between funds (note 5a)	-	30	(5)	3	-	63	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(100,040)	(113,472)	(72,291)	(280,116)	(6,341)	(16,660)	-	-
Net policy repayments (loans) (notes 4 and 5a)	(239)	(147)	384	(3,146)	(53)	(50)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(21,431)	(18,068)	(51,944)	(52,920)	(8,186)	(6,799)	(47)	(46)
Adjustments to maintain reserves	694	(786)	(44)	68	91	116	39	(88)

Net equity transactions	(89,921)	(14,755)	(31,682)	(124,537)	(10,861)	(19,841)	(8)	(134)

Net change in contract owners’ equity	(27,767)	(57,562)	92,582	(137,098)	(5,593)	(18,670)	18	(142)
Contract owners’ equity beginning of period	326,708	384,270	799,374	936,472	39,736	58,406	119	261

Contract owners’ equity end of period	$298,941	326,708	891,956	799,374	34,143	39,736	137	119

CHANGES IN UNITS:
Beginning units	446	442	5,409	6,248	43	61	1	2
Units purchased	22	145	766	1,518	4	4	1	-
Units redeemed	(162)	(141)	(951)	(2,357)	(13)	(22)	(1)	(1)

Ending units	306	446	5,224	5,409	34	43	1	1

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DVSCS		DCAP		DSC		FVCA2P
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(19,251)	(6,602)	83,133	24,596	(1,891)	(715)	(151)	10
Realized gain (loss) on investments	(47,618)	(464,869)	(13,143)	(75,084)	3,893	16,109	3,509	5,339
Change in unrealized gain (loss) on investments	762,761	479,054	174,601	257,955	49,410	(43,716)	(12)	(11,797)
Reinvested capital gains	230,318	15,684	-	-	-	-	5,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	926,210	23,267	244,591	207,467	51,412	(28,322)	8,870	(6,448)

Equity transactions:
Purchase payments received from contract owners (note 5a)	1,185,461	875,370	769,583	496,270	66,446	129,150	10,481	11,077
Transfers between funds (note 5a)	(1)	36	35	42	2	-	-	(1)
Surrenders and Death Benefits (notes 3 and 5a)	(428,669)	(796,957)	(484,029)	(535,661)	(27,479)	(88,527)	(11,629)	(8,661)
Net policy repayments (loans) (notes 4 and 5a)	17,825	(43,327)	(7,086)	(3,472)	1,977	(139)	1,289	(223)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(447,973)	(469,911)	(209,447)	(203,706)	(16,626)	(15,068)	(10,139)	(12,639)
Adjustments to maintain reserves	(943)	433	(235)	(219)	(71)	644	(1,034)	411

Net equity transactions	325,700	(434,356)	68,821	(246,746)	24,249	26,060	(11,032)	(10,036)

Net change in contract owners’ equity	1,251,910	(411,089)	313,412	(39,279)	75,661	(2,262)	(2,162)	(16,484)
Contract owners’ equity beginning of period	6,136,419	6,547,508	2,480,389	2,519,668	244,970	247,232	97,871	114,355

Contract owners’ equity end of period	$7,388,329	6,136,419	2,793,801	2,480,389	320,631	244,970	95,709	97,871

CHANGES IN UNITS:
Beginning units	28,872	30,428	15,224	17,801	1,824	1,459	656	728
Units purchased	4,949	4,885	3,774	2,455	216	852	88	97
Units redeemed	(3,970)	(6,441)	(3,298)	(5,032)	(312)	(487)	(153)	(169)

Ending units	29,851	28,872	15,700	15,224	1,728	1,824	591	656

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FQB		FEIP		FHIP		FAMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$94,825	130,795	2,050,063	1,590,371	456,987	562,422	291,501	452,279
Realized gain (loss) on investments	30,621	73,919	(2,032,642)	628,526	(196,384)	(222,932)	288,645	693,363
Change in unrealized gain (loss) on investments	115,369	(157,053)	7,375,449	(1,793,745)	880,270	(9,648)	2,630,496	(2,241,784)
Reinvested capital gains	-	-	5,164,873	-	-	-	214,666	152,346

Net increase (decrease) in contract owners’ equity resulting from operations	240,815	47,661	12,557,743	425,152	1,140,873	329,842	3,425,308	(943,796)

Equity transactions:
Purchase payments received from contract owners (note 5a)	751,103	610,822	6,115,454	7,002,382	635,787	523,221	2,374,196	2,630,647
Transfers between funds (note 5a)	-	16	(553,675)	220,503	103,180	102,928	(227,389)	(135,280)
Surrenders and Death Benefits (notes 3 and 5a)	(708,068)	(572,613)	(8,309,876)	(10,790,147)	(1,177,811)	(1,288,907)	(3,468,449)	(3,235,041)
Net policy repayments (loans) (notes 4 and 5a)	(14,326)	(15,243)	26,099	296,329	50,953	63,844	(125,124)	64,324
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(280,407)	(273,470)	(6,844,442)	(7,223,216)	(686,039)	(750,556)	(2,818,444)	(2,957,154)
Adjustments to maintain reserves	64	910	(8,453)	96,638	(1,577)	37,147	862	21,991

Net equity transactions	(251,634)	(249,578)	(9,574,893)	(10,397,511)	(1,075,507)	(1,312,323)	(4,264,348)	(3,610,513)

Net change in contract owners’ equity	(10,819)	(201,917)	2,982,850	(9,972,359)	65,366	(982,481)	(839,040)	(4,554,309)
Contract owners’ equity beginning of period	2,760,052	2,961,969	78,985,131	88,957,490	8,788,501	9,770,982	30,248,385	34,802,694

Contract owners’ equity end of period	$2,749,233	2,760,052	81,967,981	78,985,131	8,853,867	8,788,501	29,409,345	30,248,385

CHANGES IN UNITS:
Beginning units	16,802	18,478	169,119	194,717	20,354	24,846	72,267	80,861
Units purchased	5,100	3,715	15,937	19,793	594	781	6,886	8,303
Units redeemed	(6,381)	(5,391)	(35,045)	(45,391)	(3,712)	(5,273)	(14,863)	(16,897)

Ending units	15,521	16,802	150,011	169,119	17,236	20,354	64,290	72,267

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FNRS2		FEIS		FF10S		FF20S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,268	2,819	97,835	66,241	8,193	10,072	22,129	22,686
Realized gain (loss) on investments	108,678	(66,383)	(167,847)	(184,808)	19,385	(7,015)	464	(44,654)
Change in unrealized gain (loss) on investments	(39,608)	(73,023)	412,421	131,782	38,982	(12,498)	161,674	(13,255)
Reinvested capital gains	-	-	264,599	-	10,505	3,705	21,290	6,332

Net increase (decrease) in contract owners’ equity resulting from operations	70,338	(136,587)	607,008	13,215	77,065	(5,736)	205,557	(28,891)

Equity transactions:
Purchase payments received from contract owners (note 5a)	307,534	815,681	621,054	719,323	39,053	198,006	201,037	163,924
Transfers between funds (note 5a)	(4)	(20)	(6)	(12)	-	-	17	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(184,112)	(418,237)	(305,645)	(338,914)	(9,538)	(64,971)	(11,299)	30,638
Net policy repayments (loans) (notes 4 and 5a)	5,322	5,362	(3,029)	(29,787)	123	(27)	1,641	(54,036)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(143,184)	(161,386)	(335,858)	(340,036)	(71,793)	(59,081)	(206,774)	(136,714)
Adjustments to maintain reserves	(146)	(219)	(147)	-	(78)	(54)	(127)	(125)

Net equity transactions	(14,590)	241,181	(23,631)	10,574	(42,233)	73,873	(15,505)	3,685

Net change in contract owners’ equity	55,748	104,594	583,377	23,789	34,832	68,137	190,052	(25,206)
Contract owners’ equity beginning of period	1,741,829	1,637,235	3,762,250	3,738,461	718,840	650,703	1,656,092	1,681,298

Contract owners’ equity end of period	$1,797,577	1,741,829	4,345,627	3,762,250	753,672	718,840	1,846,144	1,656,092

CHANGES IN UNITS:
Beginning units	10,469	9,261	26,038	25,901	5,579	4,999	12,925	12,878
Units purchased	2,089	4,534	4,080	5,191	288	1,512	1,543	1,811
Units redeemed	(2,168)	(3,326)	(4,260)	(5,054)	(594)	(932)	(1,648)	(1,764)

Ending units	10,390	10,469	25,858	26,038	5,273	5,579	12,820	12,925

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FF30S		FGP		FGS		FHIPR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$18,127	16,323	33,873	(220,634)	(5,816)	(11,164)	245,804	274,764
Realized gain (loss) on investments	(20,646)	(61,109)	4,647,691	1,929,130	32,581	32,310	160,077	391,611
Change in unrealized gain (loss) on investments	174,591	295	9,664,209	(2,046,462)	276,419	(38,004)	185,586	(511,229)
Reinvested capital gains	12,391	3,818	-	394,663	-	7,970	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	184,463	(40,673)	14,345,773	56,697	303,184	(8,888)	591,467	155,146

Equity transactions:
Purchase payments received from contract owners (note 5a)	116,711	304,059	8,416,447	11,149,713	353,768	337,090	2,056,262	1,208,560
Transfers between funds (note 5a)	-	19	(409,618)	(120,269)	(1)	(3)	(7)	(4)
Surrenders and Death Benefits (notes 3 and 5a)	(65,568)	(173,782)	(13,115,460)	(14,525,886)	(141,982)	(218,403)	(1,467,173)	(1,422,324)
Net policy repayments (loans) (notes 4 and 5a)	2,010	242	309,957	423,129	(15,846)	(8,106)	(33,114)	(28,774)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(68,700)	(64,842)	(9,571,497)	(10,286,045)	(195,879)	(210,651)	(439,177)	(429,323)
Adjustments to maintain reserves	(87)	(131)	(5,764)	(438,498)	5	(9)	(4,697)	(2,851)

Net equity transactions	(15,634)	65,565	(14,375,935)	(13,797,856)	65	(100,082)	112,094	(674,716)

Net change in contract owners’ equity	168,829	24,892	(30,162)	(13,741,159)	303,249	(108,970)	703,561	(519,570)
Contract owners’ equity beginning of period	1,263,072	1,238,180	104,313,560	118,054,719	2,205,830	2,314,800	4,243,592	4,763,162

Contract owners’ equity end of period	$1,431,901	1,263,072	104,283,398	104,313,560	2,509,079	2,205,830	4,947,153	4,243,592

CHANGES IN UNITS:
Beginning units	10,126	9,590	250,347	287,279	15,100	15,750	34,624	40,155
Units purchased	907	2,356	24,710	31,393	2,430	2,412	16,266	10,368
Units redeemed	(1,017)	(1,820)	(58,176)	(68,325)	(2,422)	(3,062)	(15,329)	(15,899)

Ending units	10,016	10,126	216,881	250,347	15,108	15,100	35,561	34,624

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBP		FIGBS		FMCS		FOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$549,657	913,559	21,836	37,214	(20,675)	(71,569)	166,296	113,971
Realized gain (loss) on investments	389,098	377,223	14,698	6,784	(53,369)	(132,584)	(87,868)	820,588
Change in unrealized gain (loss) on investments	(42,215)	124,587	(4,170)	8,017	691,566	(1,287,143)	2,112,631	(3,565,883)
Reinvested capital gains	883,409	953,740	39,819	39,131	829,692	20,467	40,086	29,933

Net increase (decrease) in contract owners’ equity resulting from operations	1,779,949	2,369,109	72,183	91,146	1,447,214	(1,470,829)	2,231,145	(2,601,391)

Equity transactions:
Purchase payments received from contract owners (note 5a)	3,601,083	4,549,654	169,283	241,964	819,858	1,324,906	461,953	609,061
Transfers between funds (note 5a)	(65,505)	650,414	-	-	-	325	(47,646)	(37,880)
Surrenders and Death Benefits (notes 3 and 5a)	(4,848,169)	(6,459,313)	(79,058)	(126,841)	(1,787,126)	(2,459,305)	(1,340,597)	(1,938,211)
Net policy repayments (loans) (notes 4 and 5a)	61,000	44,934	(67,007)	(6,025)	28,769	13,058	145,421	19,012
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(2,861,516)	(3,038,816)	(125,901)	(118,861)	(728,021)	(805,353)	(992,819)	(1,188,430)
Adjustments to maintain reserves	(2,322)	21,405	(81)	82	(565)	1,422	(2,034)	(102,171)

Net equity transactions	(4,115,429)	(4,231,722)	(102,764)	(9,681)	(1,667,085)	(1,924,947)	(1,775,722)	(2,638,619)

Net change in contract owners’ equity	(2,335,480)	(1,862,613)	(30,581)	81,465	(219,871)	(3,395,776)	455,423	(5,240,010)
Contract owners’ equity beginning of period	35,128,999	36,991,612	1,518,284	1,436,819	10,749,483	14,145,259	11,820,452	17,060,462

Contract owners’ equity end of period	$32,793,519	35,128,999	1,487,703	1,518,284	10,529,612	10,749,483	12,275,875	11,820,452

CHANGES IN UNITS:
Beginning units	98,957	114,694	10,286	10,358	34,398	39,764	34,059	42,101
Units purchased	13,595	17,504	1,316	1,780	3,000	4,877	1,781	1,375
Units redeemed	(25,494)	(33,241)	(2,001)	(1,852)	(7,201)	(10,243)	(6,886)	(9,417)

Ending units	87,058	98,957	9,601	10,286	30,197	34,398	28,954	34,059

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOPR		FOS		FOSR		FVSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$273,591	176,924	556	300	27,858	14,157	(4,817)	3,617
Realized gain (loss) on investments	(1,352,471)	(688,428)	(5,364)	(5,597)	(151,820)	(88,027)	238,157	3,551
Change in unrealized gain (loss) on investments	4,584,351	(3,308,252)	14,263	(7,295)	538,324	(364,106)	241,677	(219,724)
Reinvested capital gains	66,442	42,428	173	140	8,237	4,336	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,571,913	(3,777,328)	9,628	(12,452)	422,599	(433,640)	475,017	(212,556)

Equity transactions:
Purchase payments received from contract owners (note 5a)	2,020,652	2,262,845	1,699	1,699	331,994	361,998	164,466	195,020
Transfers between funds (note 5a)	(125,673)	(590,689)	-	-	-	(3)	3	51
Surrenders and Death Benefits (notes 3 and 5a)	(2,391,995)	(1,827,784)	(2,484)	(7,313)	(173,929)	(31,460)	(506,326)	(385,729)
Net policy repayments (loans) (notes 4 and 5a)	107,904	46,375	(643)	635	(3,287)	(7,004)	6,114	(1,670)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,398,287)	(1,441,221)	(8,143)	(8,740)	(189,059)	(192,527)	(140,655)	(152,567)
Adjustments to maintain reserves	(5,373)	2,021	105	(72)	(96)	(4)	241	449

Net equity transactions	(1,792,772)	(1,548,453)	(9,466)	(13,791)	(34,377)	131,000	(476,157)	(344,446)

Net change in contract owners’ equity	1,779,141	(5,325,781)	162	(26,243)	388,222	(302,640)	(1,140)	(557,002)
Contract owners’ equity beginning of period	18,476,259	23,802,040	52,959	79,202	2,123,467	2,426,107	1,942,007	2,499,009

Contract owners’ equity end of period	$20,255,400	18,476,259	53,121	52,959	2,511,689	2,123,467	1,940,867	1,942,007

CHANGES IN UNITS:
Beginning units	132,941	136,711	328	403	18,487	17,337	7,881	9,259
Units purchased	16,594	24,093	13	13	2,827	3,825	897	829
Units redeemed	(28,050)	(27,863)	(66)	(88)	(3,056)	(2,675)	(1,424)	(2,207)

Ending units	121,485	132,941	275	328	18,258	18,487	7,354	7,881

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FTVRDI		FTVSVI		FTVDM3		TIF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	67,592	61,282	17,591	12,257	16,359	7,494	31,567	17,808
Realized gain (loss) on investments		744,300	460,941	(67,569)	(295,163)	135,335	109,377	(97,517)	(108,502)
Change in unrealized gain (loss) on investments		(127,040)	(165,596)	905,487	33,240	105,586	(583,603)	257,752	(57,736)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		684,852	356,627	855,509	(249,666)	257,280	(466,732)	191,802	(148,430)

Equity transactions:
Purchase payments received from contract owners (note 5a)		1,427,810	1,640,173	397,947	844,443	281,004	302,063	121,722	208,849
Transfers between funds (note 5a)		10	131	(68)	51	39	21	2	66
Surrenders and Death Benefits (notes 3 and 5a)		(1,534,012)	(1,935,807)	(786,009)	(1,405,014)	(314,314)	(586,016)	(170,796)	(196,595)
Net policy repayments (loans) (notes 4 and 5a)		(10,633)	(45,950)	6,297	13,275	1,620	6,109	12,434	6,315
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		(559,847)	(504,646)	(383,094)	(411,650)	(177,914)	(200,131)	(128,415)	(135,070)
Adjustments to maintain reserves		(1,564)	188	(824)	(1,051)	(142)	29	(739)	(648)

Net equity transactions		(678,236)	(845,911)	(765,751)	(959,946)	(209,707)	(477,925)	(165,792)	(117,083)

Net change in contract owners’ equity		6,616	(489,284)	89,758	(1,209,612)	47,573	(944,657)	26,010	(265,513)
Contract owners’ equity beginning of period		6,407,217	6,896,501	5,154,083	6,363,695	2,206,891	3,151,548	1,157,642	1,423,155

Contract owners’ equity end of period	$	6,413,833	6,407,217	5,243,841	5,154,083	2,254,464	2,206,891	1,183,652	1,157,642

CHANGES IN UNITS:
Beginning units		31,764	37,619	21,059	24,769	13,552	16,171	2,155	2,683
Units purchased		6,695	8,452	1,857	4,188	1,773	1,946	152	159
Units redeemed		(10,378)	(14,307)	(4,777)	(7,898)	(3,005)	(4,565)	(336)	(687)

Ending units		28,081	31,764	18,139	21,059	12,320	13,552	1,971	2,155

									(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVGI3		FTVFA2		AMTB		AMINS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$141,748	124,901	614	(350)	208,414	289,417	4	122
Realized gain (loss) on investments	51,437	36,648	397	542	(215,747)	(362,410)	(127)	61
Change in unrealized gain (loss) on investments	139,944	(224,219)	3,074	(2,851)	348,988	58,015	477	(447)
Reinvested capital gains	4,048	16,705	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	337,177	(45,965)	4,085	(2,659)	341,655	(14,978)	354	(264)

Equity transactions:
Purchase payments received from contract owners (note 5a)	468,806	682,354	550	840	843,365	1,166,087	1,042	1,666
Transfers between funds (note 5a)	4	-	-	-	198,282	137,051	-	1
Surrenders and Death Benefits (notes 3 and 5a)	(371,226)	(351,687)	-	(23,283)	(544,772)	(2,258,148)	-	(195)
Net policy repayments (loans) (notes 4 and 5a)	(3,969)	(9,407)	-	-	(14,692)	(21,749)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(168,221)	(162,937)	(3,430)	(4,372)	(822,278)	(969,973)	(1,098)	(1,112)
Adjustments to maintain reserves	(58)	74	35	(72)	(2,397)	9,449	30	3

Net equity transactions	(74,664)	158,397	(2,845)	(26,887)	(342,492)	(1,937,283)	(26)	363

Net change in contract owners’ equity	262,513	112,432	1,240	(29,546)	(837)	(1,952,261)	328	99
Contract owners’ equity beginning of period	2,503,594	2,391,162	29,574	59,120	8,751,306	10,703,567	1,866	1,767

Contract owners’ equity end of period	$2,766,107	2,503,594	30,814	29,574	8,750,469	8,751,306	2,194	1,866

CHANGES IN UNITS:
Beginning units	14,830	13,949	323	631	38,233	48,811	17	14
Units purchased	2,701	4,021	7	11	5,203	6,503	9	14
Units redeemed	(3,191)	(3,140)	(36)	(319)	(7,439)	(17,081)	(9)	(11)

Ending units	14,340	14,830	294	323	35,997	38,233	17	17

								(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMCG		AMTP		AMFAS		AMSRS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,967)	(2,041)	(5,428)	(19,131)	(2,974)	(3,801)	(2,778)	(2,218)
Realized gain (loss) on investments	43,681	9,986	150,477	187,828	58,355	(22,697)	16,760	(14,182)
Change in unrealized gain (loss) on investments	(7,628)	(8,855)	264,174	(530,192)	(17,646)	21,625	45,867	(11,958)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,086	(910)	409,223	(361,495)	37,735	(4,873)	59,849	(28,358)

Equity transactions:
Purchase payments received from contract owners (note 5a)	28,782	27,930	138,980	874,306	54,297	163,482	47,669	116,311
Transfers between funds (note 5a)	-	95	(71)	5,070	(20)	(19)	(3)	10
Surrenders and Death Benefits (notes 3 and 5a)	(78,202)	(4,709)	(317,219)	(1,068,585)	(110,080)	(274,423)	(68,581)	(50,495)
Net policy repayments (loans) (notes 4 and 5a)	(37)	(70)	706	4,064	785	1,326	1,542	(6,067)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(29,338)	(30,645)	(194,767)	(266,378)	(56,060)	(61,840)	(38,688)	(43,681)
Adjustments to maintain reserves	(1,211)	(43)	743	41,187	(468)	150	(752)	(199)

Net equity transactions	(80,006)	(7,442)	(371,628)	(410,336)	(111,546)	(171,324)	(58,813)	15,879

Net change in contract owners’ equity	(45,920)	(8,352)	37,595	(771,831)	(73,811)	(176,197)	1,036	(12,479)
Contract owners’ equity beginning of period	298,059	306,411	2,747,237	3,519,068	468,203	644,400	603,394	615,873

Contract owners’ equity end of period	$252,139	298,059	2,784,832	2,747,237	394,392	468,203	604,430	603,394

CHANGES IN UNITS:
Beginning units	610	611	4,031	4,584	2,826	3,754	2,722	2,757
Units purchased	15	31	223	459	448	946	255	469
Units redeemed	(60)	(32)	(802)	(1,012)	(762)	(1,874)	(530)	(504)

Ending units	565	610	3,452	4,031	2,512	2,826	2,447	2,722

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGS3		OVGS		OVGI		OVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$113,015	45,078	16,041	11,037	4,808	3,219	(1,372)	(426)
Realized gain (loss) on investments	(135,855)	(111,728)	(58,632)	(73,808)	(31,273)	(47,580)	35,219	(39,188)
Change in unrealized gain (loss) on investments	1,551,970	(669,652)	252,251	(43,979)	353,232	19,654	153,072	10,925
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,529,130	(736,302)	209,660	(106,750)	326,767	(24,707)	186,919	(28,689)

Equity transactions:
Purchase payments received from contract owners (note 5a)	884,782	982,027	40,446	40,617	226,771	239,499	99,212	106,520
Transfers between funds (note 5a)	(19)	(7)	-	72	231	-	2	2
Surrenders and Death Benefits (notes 3 and 5a)	(759,290)	(517,201)	(196,781)	(364,645)	(405,785)	(346,786)	(236,573)	(338,499)
Net policy repayments (loans) (notes 4 and 5a)	(27,973)	(69,182)	2,819	(9,722)	7,794	(22,208)	19,221	5,194
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(584,475)	(603,254)	(89,868)	(112,599)	(161,614)	(180,258)	(83,981)	(94,435)
Adjustments to maintain reserves	(208)	(241)	112	(1,407)	(1,058)	(61)	181	(1,149)

Net equity transactions	(487,183)	(207,858)	(243,272)	(447,684)	(333,661)	(309,814)	(201,938)	(322,367)

Net change in contract owners’ equity	1,041,947	(944,160)	(33,612)	(554,434)	(6,894)	(334,521)	(15,019)	(351,056)
Contract owners’ equity beginning of period	7,674,076	8,618,236	1,179,597	1,734,031	2,135,618	2,470,139	1,109,162	1,460,218

Contract owners’ equity end of period	$8,716,023	7,674,076	1,145,985	1,179,597	2,128,724	2,135,618	1,094,143	1,109,162

CHANGES IN UNITS:
Beginning units	54,728	55,968	3,181	4,265	15,102	17,422	5,011	6,244
Units purchased	6,656	8,328	70	159	1,763	1,865	565	533
Units redeemed	(9,732)	(9,568)	(541)	(1,243)	(3,145)	(4,185)	(1,404)	(1,766)

Ending units	51,652	54,728	2,710	3,181	13,720	15,102	4,172	5,011

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSB		PMVFBA		PMVLDA		PMVTRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(607)		10,369	2,763	7,168	5,589	21,803	3,491
Realized gain (loss) on investments	73	-	5,786	7,450	5,983	8,041	27,096	(106)
Change in unrealized gain (loss) on investments	8,677	-	(11,190)	5,261	17,566	(10,994)	8,267	(8,425)
Reinvested capital gains	-	-	5,278	712	-	-	23,207	6,356

Net increase (decrease) in contract owners’ equity resulting from operations	8,143	-	10,243	16,186	30,717	2,636	80,373	1,316

Equity transactions:
Purchase payments received from contract owners (note 5a)	496,563	-	52,906	76,827	126,844	275,063	500,741	191,076
Transfers between funds (note 5a)	-	-	-	-	-	-	567,925	270,951
Surrenders and Death Benefits (notes 3 and 5a)	(2,645)	-	(41,391)	(71,256)	(132,309)	(263,308)	(303,339)	-
Net policy repayments (loans) (notes 4 and 5a)	(20)	-	7	568	36,595	(36,169)	(1,504)	206
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(7,463)	-	(14,625)	(14,152)	(45,175)	(61,968)	(52,196)	(5,894)
Adjustments to maintain reserves	24	-	(26)	(8)	(13)	38	275,671	(272,395)

Net equity transactions	486,459	-	(3,129)	(8,021)	(14,058)	(86,344)	987,298	183,944

Net change in contract owners’ equity	494,602	-	7,114	8,165	16,659	(83,708)	1,067,671	185,260
Contract owners’ equity beginning of period	-	-	224,990	216,825	561,283	644,991	185,260	-

Contract owners’ equity end of period	$494,602	-	232,104	224,990	577,942	561,283	1,252,931	185,260

CHANGES IN UNITS:
Beginning units	-	-	1,762	1,829	4,870	5,616	1,842	-
Units purchased	4,655	-	418	650	1,503	2,477	5,223	1,882
Units redeemed	(105)	-	(444)	(717)	(1,600)	(3,223)	(754)	(40)

Ending units	4,550	-	1,736	1,762	4,773	4,870	6,311	1,842

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVGIB		PVTIGB		PVTVB		ACEG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,017	1,435	1,095	2,246	(2,688)	(5,297)	(1,297)	-
Realized gain (loss) on investments	9,696	1,642	1,146	3,909	21,924	13,376	(2,532)	-
Change in unrealized gain (loss) on investments	23,686	(13,603)	15,027	(20,814)	76,727	(185,424)	(5,420)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,399	(10,526)	17,268	(14,659)	95,963	(177,345)	(9,249)	-

Equity transactions:
Purchase payments received from contract owners (note 5a)	25,085	80,536	200,306	2,329	84,784	498,924	327,927	-
Transfers between funds (note 5a)	(1)	(1)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(8,954)	(39,962)	(3,858)	(11,349)	(161,304)	(100,112)	(42,734)	-
Net policy repayments (loans) (notes 4 and 5a)	676	1,248	-	-	18,488	1,582	170	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(22,878)	(34,654)	(5,392)	(4,971)	(46,126)	(42,188)	(18,145)	-
Adjustments to maintain reserves	543	(122)	1,018	307	472	296	124	-

Net equity transactions	(5,529)	7,045	192,074	(13,684)	(103,686)	358,502	267,342	-

Net change in contract owners’ equity	29,870	(3,481)	209,342	(28,343)	(7,723)	181,157	258,093	-
Contract owners’ equity beginning of period	197,650	201,131	69,543	97,886	733,055	551,898	-	-

Contract owners’ equity end of period	$227,520	197,650	278,885	69,543	725,332	733,055	258,093	-

CHANGES IN UNITS:
Beginning units	1,497	1,468	274	337	3,887	2,813	-	-
Units purchased	193	254	120	2	654	1,590	3,082	-
Units redeemed	(234)	(225)	(45)	(65)	(1,209)	(516)	(647)	-

Ending units	1,456	1,497	349	274	3,332	3,887	2,435	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVBVI		TRHS2		VWBF		VWEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,570	512	(2,641)	(1,261)	38,923	249,162	(100,913)	82,362
Realized gain (loss) on investments	9,094	27,018	15,846	5,364	29,258	21,648	(656,000)	(1,108,009)
Change in unrealized gain (loss) on investments	15,229	(32,159)	69,338	(16,605)	149,594	(93,464)	4,630,799	(2,893,798)
Reinvested capital gains	-	-	7,755	-	43,375	68,157	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,893	(4,629)	90,298	(12,502)	261,150	245,503	3,873,886	(3,919,445)

Equity transactions:
Purchase payments received from contract owners (note 5a)	12,349	15,855	217,841	352,617	3,396,965	170,171	10,632,622	390,424
Transfers between funds (note 5a)	(1)	(4)	89	10	1,389,594	(1,011)	2,702,859	(49,753)
Surrenders and Death Benefits (notes 3 and 5a)	(14,202)	(55,941)	(138,033)	(71,386)	(507,096)	(414,336)	(2,299,556)	(1,911,356)
Net policy repayments (loans) (notes 4 and 5a)	(58)	(49)	(857)	(305)	14,527	5,245	85,553	(250,812)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(7,824)	(8,623)	(29,769)	(21,012)	(488,080)	(290,115)	(1,085,479)	(674,229)
Adjustments to maintain reserves	979	(239)	(170)	34	(1,058)	9,041	(2,920)	(70,463)

Net equity transactions	(8,757)	(49,001)	49,101	259,958	3,804,852	(521,005)	10,033,079	(2,566,189)

Net change in contract owners’ equity	17,136	(53,630)	139,399	247,456	4,066,002	(275,502)	13,906,965	(6,485,634)
Contract owners’ equity beginning of period	154,194	207,824	288,865	41,409	3,122,901	3,398,403	10,687,721	17,173,355

Contract owners’ equity end of period	$171,330	154,194	428,264	288,865	7,188,903	3,122,901	24,594,686	10,687,721

CHANGES IN UNITS:
Beginning units	178	271	2,487	391	5,692	6,861	24,664	29,643
Units purchased	9	29	1,600	2,904	14,842	164	38,240	529
Units redeemed	(64)	(122)	(1,250)	(808)	(3,737)	(1,333)	(8,010)	(5,508)

Ending units	123	178	2,837	2,487	16,797	5,692	54,894	24,664

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHA		VVEI		VVHYB		VVMCI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$29,866	46,756	28,568	24,966	58,512	80,329	6,396	2,054
Realized gain (loss) on investments	(633,285)	259,419	(40,071)	(76,502)	34,012	(22,764)	(58,520)	(120,676)
Change in unrealized gain (loss) on investments	(160,319)	(1,551,175)	240,698	215,623	72,415	14,057	436,626	32,131
Reinvested capital gains	575,539	94,646	-	-	-	-	104,933	-

Net increase (decrease) in contract owners’ equity resulting from operations	(188,199)	(1,150,354)	229,195	164,087	164,939	71,622	489,435	(86,491)

Equity transactions:
Purchase payments received from contract owners (note 5a)	8,680,995	515,454	314,325	235,960	405,678	194,780	446,503	454,484
Transfers between funds (note 5a)	3,193,168	2,723	5	(13)	-	-	(1)	(42)
Surrenders and Death Benefits (notes 3 and 5a)	(1,562,028)	(1,029,282)	(100,694)	(163,706)	(354,848)	(156,873)	(144,848)	(260,571)
Net policy repayments (loans) (notes 4 and 5a)	(122,741)	(43,479)	(8,636)	(12,981)	(2,179)	(3,211)	(11,581)	(20,762)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(818,385)	(467,357)	(166,468)	(152,671)	(102,350)	(103,914)	(263,020)	(283,079)
Adjustments to maintain reserves	(4,606)	(4,877)	(92)	19	(116)	75	(351)	(28)

Net equity transactions	9,366,403	(1,026,818)	38,440	(93,392)	(53,815)	(69,143)	26,702	(109,998)

Net change in contract owners’ equity	9,178,204	(2,177,172)	267,635	70,695	111,124	2,479	516,137	(196,489)
Contract owners’ equity beginning of period	5,698,184	7,875,356	1,868,552	1,797,857	1,236,200	1,233,721	3,301,349	3,497,838

Contract owners’ equity end of period	$14,876,388	5,698,184	2,136,187	1,868,552	1,347,324	1,236,200	3,817,486	3,301,349

CHANGES IN UNITS:
Beginning units	5,489	7,256	11,192	11,762	7,317	7,735	16,665	17,134
Units purchased	19,659	222	1,896	1,536	2,401	1,305	2,252	2,581
Units redeemed	(3,318)	(1,989)	(1,697)	(2,106)	(2,674)	(1,723)	(2,119)	(3,050)

Ending units	21,830	5,489	11,391	11,192	7,044	7,317	16,798	16,665

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VVHGB		WRASP		SVDF		SVOF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$20,685	27,892	1,537	1,786	(7,460)	(7,118)	(2,407)	(2,435)
Realized gain (loss) on investments	12,588	16,642	6,561	37,090	260,152	50,117	54,837	83,314
Change in unrealized gain (loss) on investments	(7,885)	21,075	41,078	(53,731)	(84,069)	(51,738)	10,223	(107,486)
Reinvested capital gains	10,611	10,592	-	-	-	-	159	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,999	76,201	49,176	(14,855)	168,623	(8,739)	62,812	(26,607)

Equity transactions:
Purchase payments received from contract owners (note 5a)	170,348	151,249	43,069	145,595	456,750	171,382	36,609	130,182
Transfers between funds (note 5a)	(1)	(1)	-	-	49	737	-	1,525
Surrenders and Death Benefits (notes 3 and 5a)	(16,837)	(141,192)	(50,407)	(277,978)	(421,342)	(16,853)	(62,093)	(102,158)
Net policy repayments (loans) (notes 4 and 5a)	(4,132)	(3,810)	15,444	10,547	(251)	(236)	125	1,551
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(100,540)	(109,476)	(26,700)	(33,155)	(83,483)	(49,635)	(50,679)	(40,703)
Adjustments to maintain reserves	(180)	100	(95)	(20)	513	(21,176)	115	(19,338)

Net equity transactions	48,658	(103,130)	(18,689)	(155,011)	(47,764)	84,219	(75,923)	(28,941)

Net change in contract owners’ equity	84,657	(26,929)	30,487	(169,866)	120,859	75,480	(13,111)	(55,548)
Contract owners’ equity beginning of period	1,156,652	1,183,581	299,125	468,991	1,085,431	1,009,951	443,324	498,872

Contract owners’ equity end of period	$1,241,309	1,156,652	329,612	299,125	1,206,290	1,085,431	430,213	443,324

CHANGES IN UNITS:
Beginning units	7,895	8,615	2,529	3,652	5,045	4,693	1,059	1,056
Units purchased	1,603	1,364	523	1,230	1,929	658	110	213
Units redeemed	(1,275)	(2,084)	(696)	(2,353)	(1,615)	(306)	(409)	(210)

Ending units	8,223	7,895	2,356	2,529	5,359	5,045	760	1,059

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFVSCG		JAGTS2		JAIGS2		AVCA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(845)	(765)	(1,759)	(5,723)	(14,053)	(23,980)	(638)	(1,672)
Realized gain (loss) on investments	2,478	3,882	165,325	118,863	(520,017)	(501,450)	37,813	(11,644)
Change in unrealized gain (loss) on investments	(941)	(11,623)	(40,170)	(191,924)	1,268,684	(2,327,792)	407	(12,666)
Reinvested capital gains	4,828	-	-	-	-	73,921	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,520	(8,506)	123,396	(78,784)	734,614	(2,779,301)	37,582	(25,982)

Equity transactions:
Purchase payments received from contract owners (note 5a)	47,469	83,272	55,387	256,779	194,317	984,205	42,427	66,168
Transfers between funds (note 5a)	-	-	63	-	(3)	(8)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(8,252)	(21,186)	(836,886)	(274,558)	(6,291,293)	(1,529,426)	(336,463)	(26,227)
Net policy repayments (loans) (notes 4 and 5a)	87	43	4,891	(3,755)	23,664	(8,785)	(59)	(718)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(8,932)	(8,860)	(15,285)	(55,926)	(126,770)	(488,523)	(9,595)	(27,978)
Adjustments to maintain reserves	(9)	(89)	23	37	(135)	(733)	231	(362)

Net equity transactions	30,363	53,180	(791,807)	(77,423)	(6,200,220)	(1,043,270)	(303,459)	10,883

Net change in contract owners’ equity	35,883	44,674	(668,411)	(156,207)	(5,465,606)	(3,822,571)	(265,877)	(15,099)
Contract owners’ equity beginning of period	102,357	57,683	668,411	824,618	5,465,606	9,288,177	265,877	280,976

Contract owners’ equity end of period	$138,240	102,357	-	668,411	-	5,465,606	-	265,877

CHANGES IN UNITS:
Beginning units	654	349	4,554	5,088	27,919	31,882	2,077	2,003
Units purchased	277	487	376	1,734	957	4,597	308	526
Units redeemed	(106)	(182)	(4,930)	(2,268)	(28,876)	(8,560)	(2,385)	(452)

Ending units	825	654	-	4,554	-	27,919	-	2,077

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCDI		VWBFR		VWEMR		VWHAR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,132)	(9,664)	98,528	337,166	(21,947)	72,756	(18,097)	93,372
Realized gain (loss) on investments	101,956	(29,054)	44,554	(4,341)	2,329,147	(285,739)	8,906	(70,152)
Change in unrealized gain (loss) on investments	64,922	(64,878)	(101,662)	(94,592)	(222,701)	(3,616,807)	(224,295)	(2,407,123)
Reinvested capital gains	-	-	66,416	91,314	-	-	794,201	170,145

Net increase (decrease) in contract owners’ equity resulting from operations	163,746	(103,596)	107,836	329,547	2,084,499	(3,829,790)	560,715	(2,213,758)

Equity transactions:
Purchase payments received from contract owners (note 5a)	17,999	104,216	180,411	526,682	367,074	1,335,531	315,449	1,424,559
Transfers between funds (note 5a)	-	-	(1,435,773)	280,550	(2,856,157)	(155,414)	(3,257,295)	214,891
Surrenders and Death Benefits (notes 3 and 5a)	(1,362,876)	(47,476)	(3,461,979)	(556,177)	(10,228,050)	(1,358,459)	(8,163,770)	(1,984,800)
Net policy repayments (loans) (notes 4 and 5a)	3,708	(4,098)	(2,313)	(29,979)	54,524	49,497	62,775	(62,341)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(17,933)	(63,231)	(124,683)	(363,361)	(250,799)	(778,970)	(202,201)	(636,434)
Adjustments to maintain reserves	441	2,456	(696)	(647)	1,249	5,053	3,994	(3,200)

Net equity transactions	(1,358,661)	(8,133)	(4,845,033)	(142,932)	(12,912,159)	(902,762)	(11,241,048)	(1,047,325)

Net change in contract owners’ equity	(1,194,915)	(111,729)	(4,737,197)	186,615	(10,827,660)	(4,732,552)	(10,680,333)	(3,261,083)
Contract owners’ equity beginning of period	1,194,915	1,306,644	4,737,197	4,550,582	10,827,660	15,560,212	10,680,333	13,941,416

Contract owners’ equity end of period	$-	1,194,915	-	4,737,197	-	10,827,660	-	10,680,333

CHANGES IN UNITS:
Beginning units	6,796	6,860	20,576	22,637	39,908	41,617	26,115	29,000
Units purchased	127	688	1,290	3,834	1,654	6,934	1,086	4,347
Units redeemed	(6,923)	(752)	(21,866)	(5,895)	(41,562)	(8,643)	(27,201)	(7,232)

Ending units	-	6,796	-	20,576	-	39,908	-	26,115

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVAGF3		OVHI3		OVHI		NVAGF6
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	3,781	62,895	28,212	13,583	16,316	-	13,621
Realized gain (loss) on investments		-	(20,362)	(657)	(40,146)	(9,032)	9,411	-	(43,524)
Change in unrealized gain (loss) on investments		-	13,140	(18,142)	2,785	5,894	(24,257)	-	17,533
Reinvested capital gains		-	5,599	-	-	-	-	-	20,831

Net increase (decrease) in contract owners’ equity resulting from operations		-	2,158	44,096	(9,149)	10,445	1,470	-	8,461

Equity transactions:
Purchase payments received from contract owners (note 5a)		-	2,262	201,886	64,051	228	83,163	-	2,623
Transfers between funds (note 5a)		-	-	-	-	-	(37)	-	(142,370)
Surrenders and Death Benefits (notes 3 and 5a)		-	(237,915)	(563,876)	(18,834)	(105,567)	(152,339)	-	(297,548)
Net policy repayments (loans) (notes 4 and 5a)		-	263	(2,811)	(4,108)	9,480	(4,360)	-	(160)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)		-	(2,086)	(21,403)	(23,389)	(10,017)	(29,256)	-	(3,633)
Adjustments to maintain reserves		-	(89)	(4)	28	54	35	-	(551)

Net equity transactions		-	(237,565)	(386,208)	17,748	(105,822)	(102,794)	-	(441,639)

Net change in contract owners’ equity		-	(235,407)	(342,112)	8,599	(95,377)	(101,324)	-	(433,178)
Contract owners’ equity beginning of period		-	235,407	342,112	333,513	95,377	196,701	-	433,178

Contract owners’ equity end of period	$	-	-	-	342,112	-	95,377	-	-

CHANGES IN UNITS:
Beginning units		-	1,926	12,162	11,550	1,404	2,190	-	487
Units purchased		-	28	7,023	2,420	247	346	-	3
Units redeemed		-	(1,954)	(19,185)	(1,808)	(1,651)	(1,132)	-	(490)

Ending units		-	-	-	12,162	-	1,404	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Organization

The Nationwide Provident VLI Separate Account 1 (the Account) was established by Nationwide Life Insurance Company of America (NLICA) (The Company) under the provisions of the Pennsylvania Insurance Law. The Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO AIM INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio -

    Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE

    PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund:

    Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE

    INSURANCE PRODUCTS TRUST

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares  (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners net premiums in the accompanying statement of changes in contract owners’ equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in preparing the accompanying financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(4) Policy Loans

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(5) Expenses and Related Party Transactions

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net purchases in the statement of changes in contract owners’ equity.

For the period ended December 31, 2012 and 2011, total front-end sales charge deductions were $3,030,404 and $3,263,618, respectively. The charges were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $71,308,725 and $57,743,395, respectively, and total transfers from the Account to the fixed account were $74,854,094 and $63,106,687, respectively. Transfers from the Account to the fixed account are included in redemptions or transfers between funds, and transfers to the Account from the fixed account are included in purchase payments received from contract owners or transfers between funds, as applicable, on the accompanying Statement of Changes in Contract Owners’ Equity. Transfers between funds also include net equity transactions other than those related to redemptions or purchases.

(b) Mortality and Expense Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of contract owners. These charges are assessed through the daily unit value calculation.

(c) Cost of Insurance

Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(d) Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from $3.25-$11.00; guaranteed maximum charges ranging from a flat fee of $16 to a range of $3.25 plus $0.015 per $1,000 of face amount to $12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $17.50 plus an amount per $1,000 of Face Amount (ranging from $0-0.11 per $1,000 of face amount) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount).

Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $.06-$113.17 per $1,000 of rider coverage;

guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $.03-$.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03 - $2.75 per $1,000 of Rider coverage amount per month).

A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a contract owner of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units. Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(6) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,121,594,116	$0	$0	$1,121,594,116

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$5,549,185	$2,927,112
Global Allocation V.I. Fund - Class II (MLVGA2)	446,701	169,789
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,193,300	1,207,127
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	1,378,051	73,826
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	698,569	621,554
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	276,156	651,430
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	913,770	210,208
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	6,657,190	1,603,838
Investors Growth Stock Series - Initial Class (MIGIC)	124,525	217,205
Value Series - Initial Class (MVFIC)	364,539	391,927
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	253,800	155,503
Core Plus Fixed Income Portfolio - Class I (MSVFI)	163,496	219,541
Emerging Markets Debt Portfolio - Class I (MSEM)	320,552	243,126
U.S. Real Estate Portfolio - Class I (MSVRE)	407,815	462,759
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	631,837	1,027,160
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	187,921	278,415
American Funds NVIT Bond Fund - Class II (GVABD2)	42,617	129,948
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	133,138	152,598
American Funds NVIT Growth Fund - Class II (GVAGR2)	85,404	122,410
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	54,378	14,362
Federated NVIT High Income Bond Fund - Class I (HIBF)	215,830	240,762
Federated NVIT High Income Bond Fund - Class III (HIBF3)	700,876	465,053
NVIT Emerging Markets Fund - Class I (GEM)	104,856	401,073
NVIT Emerging Markets Fund - Class III (GEM3)	244,038	497,339
NVIT International Equity Fund - Class III (GIG3)	55,743	49,545
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	20,177	59,306
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,366,678	1,692,120
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	12,115	9,333
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	118,584	123,115
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	38,187	8,030
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,664	1,671
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	4,921	243
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	74,891	102,650
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	111,625	818,777
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	53,219	52,685
NVIT Core Bond Fund - Class I (NVCBD1)	146,132	117,580
NVIT Core Plus Bond Fund - Class I (NVLCP1)	3,423	11,160
NVIT Nationwide Fund - Class IV (TRF4)	3,418,289	10,220,598
NVIT Government Bond Fund - Class I (GBF)	342,623	334,501
NVIT Government Bond Fund - Class IV (GBF4)	2,754,967	3,828,780
American Century NVIT Growth Fund - Class IV (CAF4)	914,659	2,278,385
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	355,222	1,160,591
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,178	4,393
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	689	261

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,042,697	1,537,186
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,820,160	7,028,891
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,957,711	3,457,540
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	903,977	178,296
NVIT Mid Cap Index Fund - Class I (MCIF)	711,898	481,063
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	91,893	317,770
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	969,845	2,219,722
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	94,750	3,096,693
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	461,137	793,973
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	350,602	370,083
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	5,209,083	6,939,418
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	686,173	712,417
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	142,397	703,255
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	587,953	2,408,256
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	436,358	2,570,583
NVIT Multi-Sector Bond Fund - Class I (MSBF)	464,195	356,188
NVIT S&P 500 Index Fund - Class IV (GVEX4)	4,838,061	19,218,815
NVIT Short Term Bond Fund - Class II (NVSTB2)	255,443	1,002,512
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,168,951	12,198,806
Templeton NVIT International Value Fund - Class III (NVTIV3)	41,112	21,531
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	520,090	2,519,785
NVIT Real Estate Fund - Class I (NVRE1)	682,589	503,410
NVIT Money Market Fund - Class IV (SAM4)	10,347,843	14,775,635
VPS Growth and Income Portfolio - Class A (ALVGIA)	228,337	246,245
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	168,073	709,279
VP Income & Growth Fund - Class I (ACVIG)	216,664	322,776
American Century VP Inflation Protection Fund - Class II (ACVIP2)	533,692	995,420
VP International Fund - Class I (ACVI)	32,293	122,378
VP Mid Cap Value Fund - Class I (ACVMV1)	148,966	122,723
VP Ultra(R) Fund - Class I (ACVU1)	3,393	14,594
VP Vista(SM) Fund - Class I (ACVVS1)	0	47
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,112,812	574,834
Appreciation Portfolio - Initial Shares (DCAP)	732,006	579,724
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	63,714	41,284
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	16,044	20,670
Quality Bond Fund II - Primary Shares (FQB)	710,248	867,006
Equity-Income Portfolio - Initial Class (FEIP)	9,370,319	11,726,658
High Income Portfolio - Initial Class (FHIP)	1,161,846	1,779,072
VIP Asset Manager Portfolio - Initial Class (FAMP)	1,327,331	5,084,097
VIP Energy Portfolio - Service Class 2 (FNRS2)	252,758	265,887
VIP Equity-Income Portfolio - Service Class (FEIS)	793,097	454,001
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	58,534	81,968
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	239,446	211,357
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	133,022	118,004
VIP Growth Portfolio - Initial Class (FGP)	2,742,609	17,080,360
VIP Growth Portfolio - Service Class (FGS)	248,244	253,893
VIP High Income Portfolio - Initial Class R (FHIPR)	2,023,332	1,664,974
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	3,946,903	6,628,528
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	201,384	242,351
VIP Mid Cap Portfolio - Service Class (FMCS)	1,224,131	2,081,194
VIP Overseas Portfolio - Initial Class (FOP)	642,642	2,210,948
VIP Overseas Portfolio - Initial Class R (FOPR)	1,478,395	2,931,271
VIP Overseas Portfolio - Service Class (FOS)	2,103	10,942
VIP Overseas Portfolio - Service Class R (FOSR)	251,269	249,358
VIP Value Strategies Portfolio - Service Class (FVSS)	116,142	597,296
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,181,706	1,790,562
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	252,741	999,958
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	212,917	406,040
Templeton Foreign Securities Fund - Class 1 (TIF)	140,402	273,849
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	571,930	500,645
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,379	3,647
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,055,076	1,186,938
International Portfolio - S Class Shares (AMINS)	956	1,011
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	21,307	102,059
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	116,277	493,421
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	44,142	158,179
Socially Responsive Portfolio - I Class Shares (AMSRS)	40,315	101,139
Global Securities Fund/VA - Class 3 (OVGS3)	650,273	1,023,879
Global Securities Fund/VA - Non-Service Shares (OVGS)	57,845	285,152
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	186,583	514,300
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	89,252	292,708
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	493,862	8,028
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	68,185	55,644
Low Duration Portfolio - Administrative Class (PMVLDA)	178,568	185,446
Total Return Portfolio - Administrative Class (PMVTRA)	1,349,870	592,161
Putnam VT Growth and Income Fund - Class IB (PVGIB)	22,033	26,090
Putnam VT International Equity Fund - Class IB (PVTIGB)	201,826	9,677
Putnam VT Voyager Fund - Class IB (PVTVB)	88,094	194,917
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	326,432	60,510
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)	15,280	23,446
Health Sciences Portfolio - II (TRHS2)	217,266	162,913
VIP Trust - Global Bond Fund: Initial Class (VWBF)	4,851,996	963,786
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	12,992,130	3,057,045
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	12,298,418	2,322,004
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)	277,852	210,633

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)		431,107	426,223
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)		412,421	273,849
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)		207,445	127,251
Variable Insurance Portfolios - Asset Strategy (WRASP)		71,427	88,461
Advantage VT Discovery Fund (SVDF)		437,318	493,025
Advantage VT Opportunity Fund - Class 2 (SVOF)		34,547	112,824
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		51,647	17,292
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)		55,384	848,971
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		222,965	6,437,124
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)		39,046	343,373
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)		13,346	1,375,581
VIP Trust - Global Bond Fund: Class R1 (VWBFR)		288,383	4,967,321
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)		173,788	13,109,093
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)		1,069,692	11,538,649
High Income Fund/VA - Class 3 (obsolete) (OVHI3)		251,982	575,289
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)		23,414	115,715

	Total	$137,698,022	$231,914,582

(7) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
SmallCap Growth Portfolio - Class O Shares (AASCO)
2012	0.60% to 0.75%	101,176	$1,706.38 to $ 166.42	$22,846,149	0.00%	11.82% to 11.66%
2011	0.60% to 0.75%	112,712	1,525.94 to 149.05	22,501,240	0.00%	-3.76% to -3.90%
2010	0.60% to 0.75%	127,524	1,585.57 to 155.10	26,343,396	0.00%	24.54% to 24.36%
2009	0.60% to 0.75%	149,187	1,273.09 to 124.72	24,454,761	0.00%	44.64% to 44.42%
2008	0.60% to 0.75%	172,061	880.2 to 86.36	19,374,622	0.00%	-46.92% to -47%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2012	0.75%	8,637	138.24	1,193,957	1.68%	9.32%
2011	0.75%	6,658	126.46	841,939	1.91%	-4.35%
2010	0.75%	7,341	132.20	970,493	1.81%	9.06%
2009	0.75%	3,470	121.22	420,625	2.38%	21.22%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.60% to 0.75%	42,592	1,751.22 to 172.60	7,681,421	2.06%	15.04% to 14.87%
2011	0.60% to 0.75%	44,596	1,522.22 to 150.26	7,134,439	1.82%	1.27% to 1.12%
2010	0.60% to 0.75%	48,256	1,503.14 to 148.59	7,804,777	2.09%	14.15% to 13.98%
2009	0.60% to 0.75%	50,267	1,316.79 to 130.37	7,092,217	2.43%	25.58% to 25.39%
2008	0.60% to 0.75%	53,706	1048.58 to 103.97	6,171,647	2.11%	-37.52% to -37.61%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.60% to 0.75%	12,309	978.77 to 97.78	1,278,458	0.00%	-2.12% to -2.22%	****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.60% to 0.75%	7,845	1,935.46 to 190.76	2,439,419	2.53%	12.70% to 12.53%
2011	0.60% to 0.75%	8,566	1,717.43 to 169.53	2,308,774	2.26%	0.75% to 0.60%
2010	0.60% to 0.75%	11,918	1,704.65 to 168.52	2,840,838	2.69%	7.47% to 7.31%
2009	0.60% to 0.75%	12,140	1586.12 to 157.03	2,546,022	3.15%	24.83% to 24.64%
2008	0.60% to 0.75%	9,537	1270.61 to 125.99	1,400,772	2.83%	-16.56% to -16.69%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.60% to 0.75%	18,617	1,965.86 to 193.46	3,946,711	0.57%	23.12% to 22.93%
2011	0.60% to 0.75%	19,604	1,596.76 to 157.38	3,524,879	0.24%	-7.50% to -7.64%
2010	0.60% to 0.75%	25,408	1,726.18 to 170.39	4,842,599	0.26%	5.84% to 5.68%
2009	0.60% to 0.75%	24,248	1630.89 to 161.22	4,355,169	0.02%	45.14% to 44.92%
2008	0.60% to 0.75%	19,072	1123.66 to 111.25	2,416,800	0.01%	-44.64% to -44.73%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.60% to 0.75%	5,153	1,721.34 to 169.40	949,979	0.00%	18.43% to 18.26%
2011	0.60% to 0.75%	687	1,453.41 to 143.25	208,526	0.00%	-9.20% to -9.34%
2010	0.60% to 0.75%	845	1,600.72 to 158.00	263,500	0.00%	23.65% to 23.47%
2009	0.60% to 0.75%	797	1294.53 to 127.97	167,470	0.00%	55.96% to 55.72%
2008	0.60% to 0.75%	1,026	830.05 to 82.18	98,533	0.08%	-44.31% to -44.39%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.60% to 0.75%	21,097	2,372.50 to 233.48	5,784,244	0.84%	12.50% to 12.33%
2011	0.60% to 0.75%	2,651	2,108.84 to 207.85	1,460,248	0.37%	-32.74% to -32.84%
2010	0.60% to 0.75%	4,134	3,135.45 to 309.49	3,125,971	0.58%	24.27% to 24.08%
2009	0.60% to 0.75%	3,810	2,523.11 to 249.42	2,631,286	0.47%	78.00% to 77.73%
2008	0.60% to 0.75%	4,620	1417.47 to 140.34	1,627,041	2.83%	-52.51% to -52.59%
Investors Growth Stock Series - Initial Class (MIGIC)
2012	0.60% to 0.75%	3,325	1,743.63 to 171.85	749,217	0.43%	16.27% to 16.10%
2011	0.60% to 0.75%	3,814	1,499.62 to 148.03	760,341	0.58%	-0.02% to -0.17%
2010	0.60% to 0.75%	3,983	1,499.96 to 148.28	786,900	0.52%	11.80% to 11.63%
2009	0.60% to 0.75%	4,471	1341.62 to 132.83	723,505	0.77%	38.72% to 38.51%
2008	0.60% to 0.75%	4,507	967.15 to 95.9	507,212	0.59%	-37.25% to -37.35%
Value Series - Initial Class (MVFIC)
2012	0.60% to 0.75%	12,622	1,999.57 to 197.08	2,901,177	1.59%	15.56% to 15.39%
2011	0.60% to 0.75%	12,708	1,730.27 to 170.79	2,582,973	1.45%	-0.90% to -1.05%
2010	0.60% to 0.75%	14,394	1,745.94 to 172.60	2,946,229	1.58%	10.87% to 10.70%
2009	0.60% to 0.75%	15,134	1574.81 to 155.91	2,912,845	1.35%	21.98% to 21.8%
2008	0.60% to 0.75%	16,210	1291.03 to 128.01	2,558,791	1.31%	-32.99% to -33.09%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2012	0.60% to 0.75%	1,863	1,215.17 to 121.03	720,360	1.37%	15.24% to 15.06%
2011	0.60% to 0.75%	864	1,054.50 to 105.19	540,878	1.44%	-2.36% to -2.51%
2010	0.60% to 0.75%	368	1,080.03 to 107.90	82,482	0.00%	8.00% to 7.90%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.60% to 0.75%	4,783	1,401.37 to 138.12	705,801	4.65%	8.78% to 8.62%
2011	0.60% to 0.75%	5,478	1,288.21 to 127.16	728,563	3.49%	5.02% to 4.86%
2010	0.60% to 0.75%	5,985	1,226.66 to 121.26	803,778	6.04%	6.50% to 6.34%
2009	0.60% to 0.75%	5,802	1151.76 to 114.03	781,170	9.56%	8.99% to 8.83%
2008	0.60% to 0.75%	9,326	1056.77 to 104.78	1,308,628	4.68%	-10.74% to -10.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.60% to 0.75%	871	2,409.61 to 237.49	635,486	2.88%	17.25% to 17.08%
2011	0.60% to 0.75%	857	2,055.04 to 202.85	487,248	3.59%	6.39% to 6.24%
2010	0.60% to 0.75%	914	1,931.53 to 190.94	415,297	3.91%	9.09% to 8.92%
2009	0.60% to 0.75%	909	1770.61 to 175.3	384,950	8.41%	29.43% to 29.24%
2008	0.60% to 0.75%	1,163	1368 to 135.64	365,135	7.77%	-15.49% to -15.61%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.60% to 0.75%	463	2,832.08 to 279.13	670,469	1.09%	15.14% to 14.97%
2011	0.60% to 0.75%	506	2,459.66 to 242.79	623,871	0.81%	5.29% to 5.13%
2010	0.60% to 0.75%	577	2,336.14 to 230.94	714,297	2.24%	29.18% to 28.99%
2009	0.60% to 0.75%	529	1808.38 to 179.04	513,453	5.76%	27.59% to 27.4%
2008	0.60% to 0.75%	17,854	1417.37 to 140.54	2,819,856	3.47%	-38.27% to -38.36%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.60% to 0.75%	34,777	1,609.41 to 160.06	6,068,219	0.98%	13.98% to 13.80%
2011	0.60% to 0.75%	39,418	1,412.07 to 140.64	5,932,300	1.54%	0.05% to -0.10%
2010	0.60% to 0.75%	49,756	1,411.43 to 140.79	7,648,927	2.08%	12.79% to 12.62%
2009	0.65% to 0.75%	114	125.10 to 125.02	14,257	0.64%	25.10% to 25.02%	****

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.75%	3,270	$120.85	$395,184	1.48%	14.85%
2011	0.75%	4,069	105.23	428,163	1.26%	0.18%
2010	0.75%	2,613	105.04	274,470	1.53%	11.18%
2009	0.75%	2,528	94.48	238,838	0.09%	22.49%
2008	0.0075	2,079	77.13	160,345	3.69%	-30.3%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.75%	2,664	122.74	326,976	2.04%	4.18%
2011	0.75%	3,430	117.81	404,101	2.28%	4.94%
2010	0.75%	3,304	112.27	370,947	2.20%	5.20%
2009	0.75%	3,185	106.72	339,917	0.37%	11.31%
2008	0.75%	2,962	95.88	284,015	5.63%	-10.55%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.75%	10,431	126.30	1,317,390	0.88%	21.17%
2011	0.75%	10,600	104.23	1,104,819	0.94%	-9.99%
2010	0.75%	10,796	115.79	1,250,075	0.94%	10.47%
2009	0.75%	9,470	104.82	992,619	0.00%	40.55%
2008	0.75%	6,303	74.58	470,075	2.92%	-0.391
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.75%	10,577	112.96	1,194,773	0.23%	16.52%
2011	0.75%	10,834	96.94	1,050,273	0.26%	-5.40%
2010	0.75%	11,279	102.47	1,155,814	0.19%	17.31%
2009	0.75%	11,716	87.35	1,023,433	0.00%	37.75%
2008	0.0075	9,249	63.42	586,558	2.57%	-44.63%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.75%	2,708	97.46	263,931	1.09%	16.19%
2011	0.75%	2,273	83.89	190,672	0.96%	-2.96%
2010	0.75%	2,232	86.45	192,953	1.24%	10.15%
2009	0.75%	2,629	78.49	206,338	0.00%	29.71%
2008	0.75%	1,478	60.51	89,399	2.37%	-38.53%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.60% to 0.75%	1,019	1,908.72 to 188.12	414,255	7.54%	13.87% to 13.70%
2011	0.60% to 0.75%	1,184	1,676.23 to 165.46	412,503	8.30%	3.20% to 3.04%
2010	0.60% to 0.75%	1,509	1,624.29 to 160.57	478,346	7.72%	12.48% to 12.31%
2009	0.60% to 0.75%	2,426	1444.1 to 142.97	847,125	11.21%	45.12% to 44.91%
2008	0.60% to 0.75%	2,375	995.07 to 98.66	331,329	8.94%	-28.42% to -28.53%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.65% to 0.75%	11,845	161.95 to 160.71	1,910,949	8.66%	13.96% to 13.85%
2011	0.65% to 0.75%	11,223	142.10 to 141.16	1,589,889	8.36%	3.14% to 3.03%
2010	0.65% to 0.75%	11,917	137.78 to 137.01	1,637,352	9.33%	12.43% to 12.32%
2009	0.65% to 0.75%	14,045	122.55 to 121.98	1,717,221	10.87%	45.13% to 44.99%
2008	0.65% to 0.75%	8,474	84.44 to 84.13	714,145	8.93%	-28.56% to -28.64%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2012	0.60% to 0.75%	1,754	3,535.69 to 348.48	1,084,341	0.46%	16.51% to 16.34%
2011	0.60% to 0.75%	1,972	3,034.54 to 299.54	1,196,368	0.67%	-22.84% to -22.95%
2010	0.60% to 0.75%	2,239	3,932.70 to 388.77	1,931,694	0.07%	15.48% to 15.31%
2009	0.60% to 0.75%	1,819	3405.51 to 337.16	1,550,472	1.41%	62.34% to 62.09%
2008	0.60% to 0.75%	2,027	2097.81 to 208	924,864	1.16%	-58.01% to -58.08%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.60% to 0.75%	14,607	746.63 to 213.96	3,248,997	0.49%	16.53% to 16.36%
2011	0.60% to 0.75%	15,812	640.71 to 183.88	3,021,577	0.68%	-22.86% to -22.97%
2010	0.60% to 0.75%	18,214	830.53 to 238.72	4,718,938	0.07%	15.52% to 15.35%
2009	0.60% to 0.75%	19,865	718.95 to 206.96	4,249,988	1.39%	62.51% to 62.26%
2008	0.60% to 0.75%	21,925	442.42 to 127.54	2,801,405	1.22%	-55.76% to -58.15%
NVIT International Equity Fund - Class III (GIG3)
2012	0.75%	1,069	96.56	103,219	0.93%	14.71%
2011	0.75%	942	84.17	79,291	0.84%	-15.83%	*	***
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2012	0.65% to 0.75%	3,957	81.06 to 80.68	320,102	0.58%	14.48% to 14.36%
2011	0.65% to 0.75%	4,469	70.81 to 70.55	315,901	1.09%	-10.58% to -10.67%
2010	0.65% to 0.75%	5,491	79.19 to 78.98	433,977	0.82%	12.27% to 12.16%
2009	0.65% to 0.75%	7,127	70.53 to 70.41	502,101	0.32%	28.61% to 28.48%
2008	0.65% to 0.75%	669	54.80 to 54.84	36,687	2.21%	-45.16% to -45.2%	*	***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.60% to 0.75%	102,131	920.99 to 91.46	11,981,182	1.45%	16.24% to 16.07%
2011	0.60% to 0.75%	115,071	792.32 to 78.80	11,483,723	0.56%	-12.15% to -12.28%
2010	0.60% to 0.75%	138,039	901.86 to 89.83	15,384,728	0.20%	14.92% to 14.74%
2009	0.60% to 0.75%	162,175	784.80 to 78.28	16,452,228	0.13%	52.05% to 51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.65% to 0.75%	1,783	104.72 to 104.23	186,164	1.13%	10.66% to 10.55%
2011	0.65% to 0.75%	1,762	94.63 to 94.28	166,360	0.70%	-3.89% to -3.99%
2010	0.65% to 0.75%	496	98.46 to 98.20	48,803	1.10%	22.76% to 22.64%
2009	0.65% to 0.75%	222	80.20 to 80.07	17,795	0.41%	30.42% to 30.29%
2008	0.65% to 0.75%	137	61.46 to 61.50	8,436	0.41%	-38.54% to -38.50%	*	***
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2012	0.75%	2,118	100.44	212,737	1.00%	15.35%
2011	0.75%	2,216	87.07	192,954	1.87%	-6.89%
2010	0.75%	3,721	93.51	347,960	0.52%	14.14%
2009	0.75%	3,609	81.93	295,672	1.36%	28.33%
2008	0.75%	3,325	63.84	212,266	1.27%	-36.16%	*	***
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2012	0.75%	414	112.38	46,526	2.33%	10.40%
2011	0.75%	144	101.79	14,658	2.09%	-2.00%
2010	0.75%	29	103.87	3,012	1.40%	9.64%
2009	0.75%	81	94.74	7,674	5.65%	18.99%
2008	0.75%	14	79.62	1,140	0.74%	-20.38%	*	***

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2012	0.75%	515	$107.71	$55,470	1.44%	12.88%
2011	0.75%	517	95.42	49,330	0.75%	-4.09%
2010	0.75%	3,546	99.48	352,758	0.84%	11.62%
2009	0.75%	3,178	89.13	283,248	3.76%	23.32%
2008	0.75%	326	72.27	23,569	1.33%	-27.73%	*	***
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2012	0.75%	40	116.64	4,665	2.38%	6.77%
2010	0.75%	121	108.43	13,120	1.30%	6.07%
2009	0.75%	122	102.23	12,472	2.59%	12.37%
2008	0.75%	120	90.97	10,896	0.70%	-9.03%	*	***
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2012	0.75%	5,673	110.05	624,320	1.54%	11.61%
2011	0.75%	6,058	98.61	597,354	2.52%	-2.98%
2010	0.75%	4,860	101.63	493,922	1.09%	10.59%
2009	0.75%	3,806	91.9	349,754	2.59%	21.09%
2008	0.75%	1,060	75.89	80,383	0.63%	-24.11%	*	***
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2012	0.75%	2,911	104.78	305,019	0.68%	13.81%
2011	0.75%	10,027	92.07	923,153	2.49%	-5.29%
2010	0.75%	9,650	97.21	938,030	0.88%	12.65%
2009	0.75%	6,581	86.29	567,869	4.04%	25.74%
2008	0.75%	337	68.62	23,111	1.89%	-31.38%	*	***
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2012	0.75%	316	114.22	36,093	1.00%	9.31%
2011	0.75%	294	104.49	30,721	2.68%	-1.03%
2010	0.75%	273	105.58	28,822	1.48%	8.50%
2009	0.75%	35	97.31	3,406	2.27%	16.76%
2008	0.75%	62	83.34	5,187	1.46%	-16.66%	*	***
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.65% to 0.75%	2,646	129.06 to 128.46	340,867	3.17%	7.05% to 6.95%
2011	0.65% to 0.75%	2,500	120.55 to 120.11	301,006	3.01%	5.91% to 5.80%
2010	0.65% to 0.75%	2,643	113.83 to 113.53	300,608	3.11%	6.36% to 6.26%
2009	0.65% to 0.75%	1,671	107.02 to 106.84	178,672	2.98%	8.08% to 7.97%
2008	0.65% to 0.75%	1,889	99.02 to 98.96	187,031	2.12%	-0.98% to -1.04%	*	***
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2012	0.75%	553	138.64	76,668	1.89%	6.58%
2011	0.75%	585	130.08	76,100	2.43%	5.58%
2010	0.75%	329	123.21	40,536	3.19%	7.55%
2009	0.75%	220	114.57	25,205	3.58%	15.75%
2008	0.75%	433	98.98	42,858	1.75%	-1.02%	*	***
NVIT Fund - Class IV (TRF4)
2012	0.60% to 0.75%	82,876	5,962.35 to 320.28	89,075,421	1.43%	13.54% to 13.36%
2011	0.00% to 0.75%	92,919	8,261.41 to 282.52	85,316,173	1.14%	0.63% to -0.12%
2010	0.00% to 0.75%	106,143	8,209.33 to 282.85	93,411,273	1.03%	13.48% to 12.63%
2009	0.00% to 0.75%	120,329	7234.28 to 251.13	92,619,075	1.36%	25.94% to 25%
2008	0.00% to 0.75%	134,973	5744.05 to 200.9	82,191,405	1.44%	-41.55% to -41.99%
NVIT Government Bond Fund - Class I (GBF)
2012	0.75%	3,588	145.20	520,964	2.22%	2.28%
2011	0.75%	3,688	141.95	523,522	3.04%	6.46%
2010	0.75%	4,003	133.34	533,778	3.48%	4.00%
2009	0.75%	4,008	128.22	513,895	4.13%	1.92%
2008	0.75%	5,626	125.80	707,775	4.32%	6.91%
NVIT Government Bond Fund - Class IV (GBF4)
2012	0.60% to 0.75%	35,723	3,792.99 to 295.96	17,753,833	2.16%	2.44% to 2.29%
2011	0.00% to 0.75%	39,845	6,650.75 to 289.33	19,260,995	2.88%	7.34% to 6.55%
2010	0.00% to 0.75%	52,763	6195.53 to 271.55	22,409,933	2.97%	4.78% to 4.00%
2009	0.00% to 0.75%	59,941	5912.80 to 261.11	24,159,764	3.51%	2.69% to 1.92%
2008	0.00% to 0.75%	62,329	5758.07 to 256.19	25,195,143	4.25%	7.62% to 6.81%
NVIT Growth Fund - Class IV (CAF4)
2012	0.60% to 0.75%	101,294	1,312.73 to 128.42	17,732,583	0.55%	13.34% to 13.17%
2011	0.60% to 0.75%	108,961	1,158.24 to 113.47	16,874,536	0.58%	-1.28% to -1.43%
2010	0.60% to 0.75%	122,486	1,173.31 to 115.12	18,922,510	0.64%	18.53% to 18.36%
2009	0.60% to 0.75%	140,849	989.86 to 97.27	18,405,225	0.58%	32.82% to 32.62%
2008	0.60% to 0.75%	158,183	745.25 to 73.34	15,578,987	0.26%	-39.15% to -39.24%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.60% to 0.75%	22,491	1,889.03 to 184.65	4,200,717	1.49%	15.21% to 15.04%
2011	0.60% to 0.75%	27,231	1,639.66 to 160.52	4,429,138	1.81%	-4.50% to -4.65%
2010	0.60% to 0.75%	28,338	1,717.01 to 168.34	4,832,410	1.93%	13.94% to 13.77%
2009	0.60% to 0.75%	30,827	1506.9 to 147.96	4,612,056	1.27%	26.44% to 26.26%
2008	0.60% to 0.75%	32,813	1191.75 to 117.19	3,890,635	2.14%	-37.22% to -37.32%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.75%	122	137.23	16,743	1.58%	8.57%
2011	0.75%	149	126.41	18,834	1.26%	0.13%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.75%	43	147.92	6,360	1.79%	11.41%
2011	0.75%	41	132.77	5,443	2.01%	-1.67%
2010	0.75%	65	135.03	8,777	1.58%	11.19%
2009	0.75%	9	121.44	1,093	0.72%	21.44%	*	***
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.60% to 0.75%	17,586	1,423.40 to 141.61	2,505,966	1.55%	4.55% to 4.39%
2011	0.60% to 0.75%	21,529	1,361.52 to 135.66	2,934,559	2.60%	2.32% to 2.16%
2010	0.60% to 0.75%	12,238	1,330.70 to 132.78	1,636,040	2.41%	5.26% to 5.10%
2009	0.60% to 0.75%	10,112	1264.21 to 126.34	1,290,185	2.47%	8.43% to 8.27%
2008	0.60% to 0.75%	8,067	1165.91 to 116.69	956,120	3.33%	-6.58% to -6.73%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.60% to 0.75%	153,614	$1,685.19 to $ 166.29	$41,233,824	1.60%	10.15% to 9.98%
2011	0.00% to 0.75%	175,199	2669.01 to 151.20	42,765,501	2.12%	-0.04% to -0.79%
2010	0.00% to 0.75%	185,044	2,670.09 to 152.40	45,817,656	2.10%	10.25% to 10.09%
2009	0.00% to 0.75%	199,162	2407.38 to 138.44	44,488,278	1.58%	20.37% to 18.25%
2008	0.60% to 0.75%	115,641	1179.33 to 117.08	14,101,689	2.88%	-23.66% to -23.77%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.60% to 0.75%	122,683	1,821.45 to 178.61	23,128,212	1.62%	13.08% to 12.91%
2011	0.60% to 0.75%	133,601	1,610.79 to 158.19	22,046,337	2.02%	-2.71% to -2.86%
2010	0.60% to 0.75%	146,811	1,655.67 to 162.84	24,880,243	2.17%	12.16% to 11.99%
2009	0.60% to 0.75%	163,399	1,476.18 to 145.40	24,599,225	1.53%	23.65% to 23.46%
2008	0.60% to 0.75%	163,360	1193.85 to 117.77	19,852,890	2.52%	-31.8% to -31.9%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.60% to 0.75%	16,600	1,572.19 to 155.92	3,039,975	1.99%	7.39% to 7.23%
2011	0.60% to 0.75%	13,818	1,463.98 to 145.40	2,185,198	2.31%	1.45% to 1.30%
2010	0.60% to 0.75%	13,771	1,443.01 to 143.54	2,174,740	2.33%	7.87% to 7.71%
2009	0.60% to 0.75%	11,111	1337.76 to 133.27	1,653,186	1.99%	13.88% to 13.71%
2008	0.60% to 0.75%	15,086	1174.75 to 117.2	1,935,339	3.18%	-15.55% to -15.68%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.60% to 0.75%	14,971	2,397.47 to 236.29	3,983,123	1.14%	16.77% to 16.59%
2011	0.60% to 0.75%	15,458	2,053.18 to 202.67	3,454,504	0.78%	-3.13% to -3.27%
2010	0.60% to 0.75%	15,092	2,119.43 to 209.52	3,542,110	1.38%	25.45% to 25.26%
2009	0.60% to 0.75%	16,859	1,689.50 to 167.27	3,206,050	1.10%	35.94% to 35.73%
2008	0.60% to 0.75%	18,702	123.23 to 1,242.85	2,580,573	1.28%	-36.94% to -36.84%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.65% to 0.75%	15,670	97.27 to 96.82	1,520,326	0.58%	15.03% to 14.91%
2011	0.65% to 0.75%	18,179	84.56 to 84.25	1,534,049	1.31%	-9.95% to -10.04%
2010	0.65% to 0.75%	19,096	93.91 to 93.66	1,790,751	0.82%	13.30% to 13.18%
2009	0.65% to 0.75%	20,886	82.89 to 82.75	1,729,422	0.91%	35.57% to 35.44%
2008	0.65% to 0.75%	40	61.10 to 61.14	2,462	0.36%	-38.90% to -38.86%	*	***
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.60% to 0.75%	102,107	1,135.49 to 112.08	14,578,313	0.39%	16.53% to 16.36%
2011	0.60% to 0.75%	114,511	974.40 to 96.33	13,652,833	1.83%	-16.61% to -16.74%
2010	0.60% to 0.75%	122,147	1,168.55 to 115.69	17,400,156	2.35%	5.48% to 5.32%
2009	0.60% to 0.75%	127,317	1107.86 to 109.85	17,721,652	2.26%	29.06% to 28.87%
2008	0.60% to 0.75%	140,630	858.4 to 85.24	14,971,527	1.81%	-46.65% to -46.73%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2012	0.60% to 0.75%	21,290	2,782.94 to 269.60	11,334,206	0.34%	16.45% to 16.28%
2011	0.60% to 0.75%	30,590	2,389.74 to 231.85	12,536,352	1.74%	-16.66% to -16.78%
2010	0.60% to 0.75%	37,983	2,867.37 to 278.61	18,119,961	2.12%	5.56% to 5.40%
2009	0.60% to 0.75%	47,692	2716.39 to 264.34	21,124,806	2.13%	29.11% to 28.92%
2008	0.60% to 0.75%	59,201	2103.89 to 205.04	20,061,144	1.78%	-46.67% to -46.75%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.60% to 0.75%	33,884	1,225.53 to 104.08	3,755,083	0.48%	15.66% to 15.48%
2011	0.60% to 0.75%	37,069	1,059.63 to 90.12	3,623,471	0.01%	-3.49% to -3.63%
2010	0.60% to 0.75%	40,292	1,097.90 to 93.52	4,096,325	0.10%	9.79% to 14.65%	*	***
2009	0.65% to 0.75%	19,082	81.71 to 81.57	1,557,288	1.00%	28.94% to 28.81%
2008	0.65% to 0.75%	4	63.37 to 63.33	229	0.18%	-36.63% to -36.67%	*	***
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.60% to 0.75%	25,563	1,148.10 to 98.23	2,825,919	1.40%	17.10% to 16.93%
2011	0.60% to 0.75%	26,750	980.41 to 84.01	2,460,688	0.93%	-6.39% to -6.53%
2010	0.60% to 0.75%	30,780	1,047.36 to 89.88	3,032,512	0.58%	4.74% to 12.20%	*	***
2009	0.65% to 0.75%	17,619	80.24 to 80.10	1,412,102	1.54%	26.77% to 26.64%
2008	0.65% to 0.75%	507	63.29 to 63.25	32,070	0.81%	-36.71% to -36.75%	*	***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.60% to 0.75%	277,437	1,694.81 to 107.57	44,451,997	0.00%	14.21% to 14.04%
2011	0.60% to 0.75%	314,411	1,483.87 to 94.33	44,031,101	0.00%	-4.80% to -4.94%
2010	0.60% to 0.75%	360,069	1,558.71 to 99.23	51,780,950	0.00%	26.06% to 25.87%
2009	0.60% to 0.75%	428,454	1236.48 to 78.84	48,628,166	0.00%	23.65% to 26.17%	*	***
2008	0.65% to 0.75%	4	62.52 to 62.48	220	0.00%	-37.48% to -37.52%	*	***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.65% to 0.75%	42,495	116.29 to 115.75	4,925,740	1.13%	15.59% to 15.47%
2011	0.65% to 0.75%	47,273	100.60 to 100.24	4,744,033	0.81%	-2.95% to -3.05%
2010	0.65% to 0.75%	52,421	103.67 to 103.39	5,424,440	1.43%	18.86% to 18.74%
2009	0.65% to 0.75%	60,511	87.22 to 87.07	5,271,721	1.29%	29.62% to 29.49%
2008	0.65% to 0.75%	18	67.29 to 67.24	1,190	1.70%	-32.71% to -32.76%	*	***
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.60% to 0.75%	9,378	1,597.84 to 157.48	1,625,975	0.00%	12.76% to 12.59%
2011	0.60% to 0.75%	12,587	1,417.06 to 139.88	1,945,083	0.00%	-1.24% to -1.39%
2010	0.60% to 0.75%	13,293	1,434.87 to 141.85	2,115,386	0.00%	24.70% to 24.51%
2009	0.60% to 0.75%	12,896	1150.68 to 113.92	1,610,079	0.00%	26.7% to 26.51%
2008	0.60% to 0.75%	12,402	908.2 to 90.05	1,216,928	0.00%	-46.74% to -46.82%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2012	0.60% to 0.75%	70,679	1,976.29 to 193.33	17,530,041	0.85%	19.85% to 19.67%
2011	0.60% to 0.75%	79,543	1,648.92 to 161.55	16,286,389	0.43%	-5.73% to -5.87%
2010	0.60% to 0.75%	88,987	1,749.17 to 171.62	19,180,175	0.63%	25.85% to 25.66%
2009	0.60% to 0.75%	105,222	1,389.90 to 136.58	18,206,897	0.63%	25.65% to 25.47%
2008	0.60% to 0.75%	122,276	1106.13 to 108.86	17,192,696	1.09%	-32.68% to -32.78%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2012	0.60% to 0.75%	65,481	1,836.80 to 179.68	15,672,845	0.15%	14.82% to 14.64%
2011	0.60% to 0.75%	73,625	1,599.76 to 156.73	15,541,813	0.52%	-6.13% to -6.27%
2010	0.60% to 0.75%	84,028	1,704.15 to 167.21	18,870,454	0.30%	24.59% to 24.40%
2009	0.60% to 0.75%	102,250	1367.82 to 134.41	18,194,207	0.29%	33.8% to 33.6%
2008	0.60% to 0.75%	123,710	1022.25 to 100.6	16,027,358	0.82%	-38.56% to -38.65%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.60% to 0.75%	9,545	$1,614.59 to $ 159.13	$2,003,455	2.67%	11.58% to 11.41%
2011	0.60% to 0.75%	9,760	1,447.06 to 142.84	1,734,484	4.30%	4.92% to 4.76%
2010	0.60% to 0.75%	10,261	1,379.24 to 136.35	1,776,573	6.91%	9.93% to 9.76%
2009	0.60% to 0.75%	9,975	1254.7 to 124.22	1,534,940	10.39%	23.64% to 23.45%
2008	0.60% to 0.75%	9,850	1014.84 to 100.62	1,295,458	7.30%	-17.79% to -17.91%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2012	0.60% to 0.75%	226,237	3,885.38 to 377.38	116,897,900	1.85%	15.04% to 14.87%
2011	0.60% to 0.75%	260,861	3,377.47 to 328.54	116,028,008	1.69%	1.15% to 0.99%
2010	0.60% to 0.75%	292,943	3,339.22 to 325.31	127,700,930	1.81%	14.04% to 13.87%
2009	0.60% to 0.75%	331,907	2928.05 to 285.68	126,149,138	2.38%	25.46% to 25.28%
2008	0.60% to 0.75%	374,555	2333.76 to 228.04	113,036,809	1.92%	-37.66% to -37.76%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.65% to 0.75%	12,361	110.97 to 110.45	1,367,890	1.09%	2.85% to 2.75%
2011	0.65% to 0.75%	19,207	107.89 to 107.50	2,068,524	1.59%	0.64% to 0.54%
2010	0.65% to 0.75%	13,296	107.21 to 106.92	1,424,080	1.41%	1.76% to 1.65%
2009	0.65% to 0.75%	11,884	105.35 to 105.18	1,251,259	2.94%	6.42% to 6.31%
2008	0.65% to 0.75%	270	99 to 98.94	26,727	1.58%	-1% to -1.06%	****
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.60% to 0.75%	411,546	1,612.87 to 160.40	87,824,532	0.70%	17.97% to 17.80%
2011	0.60% to 0.75%	459,162	1,367.14 to 136.17	83,384,980	0.67%	-2.82% to -2.96%
2010	0.60% to 0.75%	543,621	1,406.78 to 140.33	102,054,160	0.06%	8.15% to 7.99%
2009	0.60% to 0.75%	389	1300.78 to 129.95	92,847	0.20%	30.08% to 29.95%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.75%	953	141.20	134,566	2.91%	18.67%
2011	0.65% to 0.75%	863	93.34 to 118.99	101,200	3.35%	-12.99% to -13.08%
2010	0.65% to 0.75%	639	107.28 to 136.89	86,309	2.93%	7.28% to 5.55%	****
2009	0.75%	89	129.69	11,543	0.37%	29.69%	****
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2012	0.60% to 0.75%	70,875	1,576.79 to 154.25	14,900,315	1.22%	17.76% to 17.58%
2011	0.60% to 0.75%	82,462	1,339.04 to 131.19	14,557,382	1.32%	-2.90% to -3.05%
2010	0.60% to 0.75%	91,133	1,379.06 to 135.31	16,393,684	1.58%	14.95% to 14.78%
2009	0.60% to 0.75%	106,165	1199.68 to 117.89	16,697,703	1.21%	27.92% to 27.73%
2008	0.60% to 0.75%	125,870	937.84 to 92.3	15,634,305	2.06%	-37.34% to -37.44%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2012	0.65% to 0.75%	32,024	115.05 to 114.52	3,671,963	1.07%	15.03% to 14.92%
2011	0.65% to 0.75%	33,484	100.02 to 99.65	3,340,084	0.87%	5.81% to 5.71%
2010	0.65% to 0.75%	37,019	94.52 to 94.27	3,492,111	2.15%	29.34% to 29.21%
2009	0.65% to 0.75%	39,256	73.08 to 72.96	2,865,417	2.46%	29.99% to 29.86%
2008	0.65% to 0.75%	234	56.22 to 56.18	13,169	3.57%	-43.78% to -43.82%	****
NVIT Money Market Fund - Class IV (SAM4)
2012	0.60% to 0.75%	172,313	2,276.96 to 163.92	37,857,180	0.00%	-0.60% to -0.75%
2011	0.00% to 0.75%	188,555	3,297.33 to 165.16	42,295,916	0.00%	-0.00% to -0.75%
2010	0.00% to 0.75%	205,359	3297.33 to 166.40	46,585,485	0.00%	-0.60% to -0.75%
2009	0.00% to 0.75%	261,369	3297.32 to 167.66	59,063,759	0.10%	0.09% to -0.66%
2008	0.00% to 0.75%	277,875	3294.21 to 168.77	62,691,091	2.11%	2.15% to 1.38%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.60% to 0.75%	9,049	1,715.75 to 169.10	1,722,023	1.58%	16.82% to 16.64%
2011	0.60% to 0.75%	9,370	1,468.71 to 144.97	1,505,002	1.34%	5.68% to 5.52%
2010	0.60% to 0.75%	12,005	1,389.74 to 137.38	1,832,879	0.00%	12.42% to 12.25%
2009	0.60% to 0.75%	13,714	1236.25 to 122.39	1,902,208	4.39%	20.1% to 19.92%
2008	0.60% to 0.75%	17,672	1029.34 to 102.06	2,049,646	2.11%	-40.96% to -41.05%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2012	0.60% to 0.75%	8,206	2,455.28 to 241.99	2,412,011	0.54%	18.04% to 17.86%
2011	0.60% to 0.75%	9,452	2,080.12 to 205.33	2,598,131	0.49%	-8.94% to -9.07%
2010	0.60% to 0.75%	11,808	2,284.27 to 225.82	3,360,793	0.55%	26.15% to 25.96%
2009	0.60% to 0.75%	11,860	1810.77 to 179.27	2,749,403	1.17%	42% to 41.79%
2008	0.60% to 0.75%	14,011	1275.17 to 126.44	2,157,791	0.75%	-35.96% to -36.06%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.60% to 0.75%	7,703	1,701.07 to 164.01	1,356,334	2.09%	14.06% to 13.88%
2011	0.60% to 0.75%	8,438	1,491.43 to 144.02	1,299,642	1.54%	2.50% to 2.34%
2010	0.60% to 0.75%	8,751	1,455.11 to 140.72	1,364,008	1.72%	13.46% to 13.29%
2009	0.60% to 0.75%	9,279	1,282.44 to 124.21	1,299,283	5.39%	17.39% to 17.21%
2008	0.60% to 0.75%	8,662	1092.46 to 105.97	1,026,660	2.12%	-34.98% to -35.08%
VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.60% to 0.75%	17,193	1,593.07 to 157.00	3,057,694	2.37%	6.74% to 6.58%
2011	0.60% to 0.75%	18,748	1,492.45 to 147.31	3,434,728	4.02%	11.08% to 10.91%
2010	0.60% to 0.75%	18,942	1,343.61 to 132.81	3,077,359	1.79%	4.49% to 4.33%
2009	0.60% to 0.75%	17,921	1285.88 to 127.3	2,885,688	1.90%	9.55% to 9.39%
2008	0.60% to 0.75%	16,799	1173.74 to 116.37	2,345,551	4.77%	-2.18% to -2.33%
VP International Fund - Class I (ACVI)
2012	0.60% to 0.75%	306	1,630.14 to 160.42	298,941	0.79%	20.44% to 20.25%
2011	0.60% to 0.75%	446	1,353.54 to 133.40	326,708	1.50%	-12.57% to -12.70%
2010	0.60% to 0.75%	442	1,548.09 to 152.81	384,270	2.52%	12.62% to 12.45%
2009	0.60% to 0.75%	544	1374.67 to 135.89	444,321	2.44%	32.96% to 32.77%
2008	0.60% to 0.75%	1,782	1033.86 to 102.36	462,358	0.88%	-45.15% to -45.24%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.65% to 0.75%	5,224	171.45 to 170.14	891,956	2.02%	15.57% to 15.46%
2011	0.65% to 0.75%	5,409	148.35 to 147.36	799,374	1.31%	-1.34% to -1.43%
2010	0.65% to 0.75%	6,248	150.36 to 149.51	936,472	2.58%	18.48% to 18.36%
2009	0.65% to 0.75%	5,878	126.9 to 126.31	744,319	3.88%	29.1% to 28.97%
2008	0.65% to 0.75%	5,470	98.3 to 97.94	536,858	0.07%	-24.84% to -24.91%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2012	0.60% to 0.75%	34	$1,324.02 to $ 130.30	$34,143	0.00%	13.24% to 13.07%
2011	0.60% to 0.75%	43	1,169.20 to 115.24	39,736	0.00%	0.46% to 0.31%
2010	0.60% to 0.75%	61	1,163.82 to 114.88	58,406	0.45%	15.39% to 15.22%
2009	0.60% to 0.75%	391	1008.59 to 99.7	131,903	0.57%	33.68% to 33.47%
2008	0.60% to 0.75%	17,502	754.51 to 74.7	1,359,258	0.00%	-41.83% to -41.92%
VP Vista(SM) Fund - Class I (ACVVS1)
2012	0.75%	1	136.88	137	0.00%	14.75%
2011	0.75%	1	119.28	119	0.00%	-8.58%
2010	0.75%	2	130.48	261	0.00%	22.96%
2009	0.65% to 0.75%	107	106.62 to 106.12	11,407	0.00%	21.68% to 21.55%
2008	0.65% to 0.75%	4,165	87.62 to 87.3	364,258	0.00%	-49.01% to -48.96%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.60% to 0.75%	29,851	2,398.20 to 234.39	7,388,329	0.44%	15.05% to 14.87%
2011	0.60% to 0.75%	28,872	2,084.53 to 204.04	6,136,419	0.61%	-0.04% to -0.19%
2010	0.60% to 0.75%	30,428	2,085.31 to 204.42	6,547,508	0.68%	25.07% to 24.89%
2009	0.60% to 0.75%	30,885	1667.26 to 163.69	5,322,363	2.96%	24.28% to 24.09%
2008	0.60% to 0.75%	31,726	1341.55 to 131.91	4,393,379	0.87%	-31.33% to -31.43%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.60% to 0.75%	15,700	1,593.21 to 156.79	2,793,801	3.61%	9.77% to 9.60%
2011	0.60% to 0.75%	15,224	1,451.43 to 143.05	2,480,389	1.68%	8.36% to 8.20%
2010	0.60% to 0.75%	17,801	1,339.44 to 132.21	2,519,668	2.46%	14.63% to 14.46%
2009	0.60% to 0.75%	19,586	1168.52 to 115.51	2,472,441	3.09%	21.83% to 21.64%
2008	0.60% to 0.75%	23,951	959.17 to 94.96	2,404,848	2.17%	-29.97% to -30.08%
Developing Leaders Portfolio - Initial Shares (DSC)
2012	0.60% to 0.75%	1,728	1,418.20 to 139.78	320,631	0.00%	19.84% to 19.66%
2011	0.60% to 0.75%	1,824	1,183.41 to 116.81	244,970	0.39%	-14.36% to -14.49%
2010	0.60% to 0.75%	1,459	1,381.84 to 136.60	247,232	1.09%	30.37% to 30.17%
2009	0.60% to 0.75%	1,120	1059.97 to 104.94	132,111	1.78%	25.28% to 25.1%
2008	0.60% to 0.75%	993	846.06 to 83.89	100,867	0.88%	-37.97% to -38.06%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2012	0.60% to 0.75%	591	1,503.30 to 148.17	95,709	0.55%	9.51% to 9.35%
2011	0.60% to 0.75%	656	1,372.71 to 135.50	97,871	0.70%	-5.86% to -6.00%
2010	0.60% to 0.75%	728	1,458.14 to 144.15	114,355	0.93%	12.40% to 12.23%
2009	0.60% to 0.75%	767	1297.3 to 128.44	106,650	0.91%	12.8% to 12.63%
2008	0.60% to 0.75%	559	1150.08 to 114.03	63,754	0.36%	-29.79% to -29.9%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.60% to 0.75%	15,521	1,504.73 to 153.41	2,749,233	4.03%	9.06% to 8.90%
2011	0.60% to 0.75%	16,802	1,379.67 to 140.87	2,760,052	5.31%	1.66% to 1.51%
2010	0.60% to 0.75%	18,478	1,357.11 to 138.77	2,961,969	5.29%	7.86% to 7.69%
2009	0.60% to 0.75%	17,378	1258.27 to 128.86	2,835,959	7.17%	19.71% to 19.54%
2008	0.60% to 0.75%	19,621	1051.06 to 107.8	2,290,947	5.19%	-7.84% to -7.98%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.60% to 0.75%	150,011	3,836.32 to 372.62	81,967,981	3.05%	16.60% to 16.43%
2011	0.60% to 0.75%	169,119	3,290.04 to 320.04	78,985,131	2.41%	0.37% to 0.22%
2010	0.60% to 0.75%	194,717	3,277.95 to 319.34	88,957,490	1.85%	14.46% to 14.29%
2009	0.60% to 0.75%	222,747	2863.82 to 279.41	88,514,803	2.32%	29.43% to 29.24%
2008	0.60% to 0.75%	259,698	2212.64 to 216.2	79,594,296	2.48%	-43% to -43.08%
High Income Portfolio - Initial Class (FHIP)
2012	0.60% to 0.75%	17,236	2,611.25 to 246.05	8,853,867	5.62%	13.54% to 13.37%
2011	0.60% to 0.75%	20,354	2,299.79 to 217.03	8,788,501	6.47%	3.41% to 3.26%
2010	0.60% to 0.75%	24,846	2,223.94 to 210.19	9,770,982	7.56%	13.14% to 12.97%
2009	0.60% to 0.75%	30,990	1965.61 to 186.05	10,157,812	7.82%	43.1% to 42.88%
2008	0.60% to 0.75%	43,872	1373.62 to 130.21	8,959,756	8.33%	-25.43% to -25.55%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2012	0.60% to 0.75%	64,290	2,957.55 to 287.26	29,409,345	1.49%	11.81% to 11.64%
2011	0.60% to 0.75%	72,267	2,645.22 to 257.31	30,248,385	1.89%	-3.14% to -3.29%
2010	0.60% to 0.75%	80,861	2,731.04 to 266.06	34,802,694	1.71%	13.58% to 13.41%
2009	0.60% to 0.75%	91,759	2,404.48 to 234.60	34,309,106	2.46%	28.34% to 28.15%
2008	0.60% to 0.75%	101,048	1873.52 to 183.07	29,440,111	2.63%	-29.15% to -29.25%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2012	0.65% to 0.75%	10,390	173.84 to 172.51	1,797,577	0.78%	4.05% to 3.95%
2011	0.65% to 0.75%	10,469	167.07 to 165.96	1,741,829	0.85%	-5.81% to -5.91%
2010	0.65% to 0.75%	9,261	177.38 to 176.38	1,637,235	0.38%	18.39% to 18.27%
2009	0.65% to 0.75%	10,790	149.83 to 149.13	1,612,544	0.27%	46.62% to 46.47%
2008	0.65% to 0.75%	9,988	102.19 to 101.82	1,018,628	0.00%	-54.7% to -54.75%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2012	0.75%	25,858	168.06	4,345,627	3.17%	16.31%
2011	0.75%	26,038	144.49	3,762,250	2.50%	0.11%
2010	0.75%	25,901	144.34	3,738,461	2.23%	14.23%
2009	0.75%	25,434	126.36	3,213,783	2.96%	29.06%
2008	0.75%	25,036	97.91	2,450,897	2.59%	-43.13%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.65% to 0.75%	5,273	143.21 to 142.12	753,672	1.76%	10.96% to 10.85%
2011	0.65% to 0.75%	5,579	129.07 to 128.21	718,840	2.12%	-0.93% to -1.03%
2010	0.65% to 0.75%	4,999	130.28 to 129.54	650,703	2.57%	12.01% to 11.89%
2009	0.65% to 0.75%	3,157	116.31 to 115.77	366,408	4.03%	23.35% to 23.23%
2008	0.65% to 0.75%	3,319	94.29 to 93.95	312,524	2.45%	-25.56% to -25.64%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.65% to 0.75%	12,820	144.71 to 143.60	1,846,144	1.94%	12.45% to 12.34%
2011	0.65% to 0.75%	12,925	128.68 to 127.83	1,656,092	2.01%	-1.76% to -1.86%
2010	0.65% to 0.75%	12,878	130.99 to 130.25	1,681,298	2.65%	13.78% to 13.67%
2009	0.65% to 0.75%	10,411	115.13 to 114.59	1,195,368	4.98%	27.94% to 27.81%
2008	0.65% to 0.75%	8,101	89.99 to 89.66	727,539	2.71%	-33.15% to -33.21%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.65% to 0.75%	10,016	$143.86 to $ 142.77	$1,431,901	2.05%	14.73% to 14.62%
2011	0.65% to 0.75%	10,126	125.39 to 124.56	1,263,072	1.94%	-3.33% to -3.42%
2010	0.65% to 0.75%	9,590	129.70 to 128.97	1,238,180	2.36%	15.25% to 15.13%
2009	0.65% to 0.75%	9,881	112.54 to 112.02	1,108,060	2.77%	30.55% to 30.42%
2008	0.65% to 0.75%	8,736	86.2 to 85.89	751,003	2.15%	-38.48% to -38.54%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2012	0.60% to 0.75%	216,881	3,417.03 to 331.89	104,283,398	0.58%	14.00% to 13.83%
2011	0.60% to 0.75%	250,347	2,997.36 to 291.57	104,313,560	0.35%	-0.40% to -0.54%
2010	0.60% to 0.75%	287,279	3,009.27 to 293.16	118,054,719	0.28%	23.43% to 23.25%
2009	0.60% to 0.75%	333,190	2438.03 to 237.87	109,607,553	0.45%	27.52% to 27.33%
2008	0.60% to 0.75%	380,893	1911.89 to 186.82	98,116,407	0.82%	-47.48% to -47.56%
VIP Fund - Growth Portfolio - Service Class (FGS)
2012	0.75%	15,108	166.08	2,509,079	0.51%	13.69%
2011	0.75%	15,100	146.08	2,205,830	0.26%	-0.61%
2010	0.75%	15,750	146.97	2,314,800	0.23%	23.13%
2009	0.75%	15,534	119.36	1,854,183	0.44%	27.19%
2008	0.75%	16,514	93.85	1,549,717	0.78%	-47.63%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2012	0.65% to 0.75%	35,561	139.47 to 138.68	4,947,153	5.82%	13.56% to 13.44%
2011	0.65% to 0.75%	34,624	122.82 to 122.24	4,243,592	6.60%	3.37% to 3.27%
2010	0.65% to 0.75%	40,155	118.81 to 118.37	4,763,162	8.54%	13.14% to 13.03%
2009	0.65% to 0.75%	38,892	105.01 to 104.73	4,079,165	8.46%	42.88% to 42.74%
2008	0.65% to 0.75%	33,979	73.49 to 73.37	2,495,409	9.07%	-25.37% to -25.44%
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2012	0.60% to 0.75%	87,058	2,838.98 to 276.06	32,793,519	2.20%	5.26% to 5.11%
2011	0.60% to 0.75%	98,957	2,697.03 to 262.65	35,128,999	3.12%	6.69% to 6.53%
2010	0.60% to 0.75%	114,694	2,527.84 to 246.55	36,991,612	3.58%	7.16% to 7.00%
2009	0.60% to 0.75%	128,777	2358.94 to 230.42	38,476,630	9.25%	15.03% to 14.86%
2008	0.60% to 0.75%	138,130	2050.71 to 200.61	35,209,804	4.47%	-3.83% to -3.97%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.75%	9,601	154.95	1,487,703	2.21%	4.98%
2011	0.75%	10,286	147.61	1,518,284	3.30%	6.41%
2010	0.75%	10,358	138.72	1,436,819	4.33%	6.87%
2009	0.75%	10,156	129.79	1,318,177	10.81%	14.81%
2008	0.75%	10,024	113.05	1,133,223	3.99%	-4.07%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2012	0.60% to 0.75%	30,197	2,846.70 to 280.57	10,529,612	0.50%	14.06% to 13.89%
2011	0.60% to 0.75%	34,398	2,495.74 to 246.35	10,749,483	0.14%	-11.25% to -11.38%
2010	0.60% to 0.75%	39,764	2,812.09 to 277.99	14,145,259	0.29%	27.93% to 27.74%
2009	0.60% to 0.75%	44,102	2198.09 to 217.62	11,734,551	0.64%	39.18% to 38.97%
2008	0.60% to 0.75%	50,517	1579.35 to 156.6	9,557,589	0.36%	-39.87% to -39.96%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2012	0.60% to 0.75%	28,954	2,109.95 to 205.17	12,275,875	1.90%	20.02% to 19.84%
2011	0.60% to 0.75%	34,059	1,758.05 to 171.21	11,820,452	1.29%	-17.66% to -17.78%
2010	0.60% to 0.75%	42,101	2,135.07 to 208.24	17,060,462	1.35%	12.44% to 12.27%
2009	0.60% to 0.75%	55,221	1898.89 to 185.48	18,231,555	2.10%	25.77% to 25.58%
2008	0.60% to 0.75%	69,280	1509.77 to 147.69	17,824,415	2.52%	-44.14% to -44.23%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2012	0.60% to 0.75%	121,485	1,405.38 to 138.72	20,255,400	1.97%	19.99% to 19.81%
2011	0.60% to 0.75%	132,941	1,171.26 to 115.79	18,476,259	1.36%	-17.64% to -17.76%
2010	0.60% to 0.75%	136,711	1,422.12 to 140.80	23,802,040	1.46%	12.40% to 12.23%
2009	0.60% to 0.75%	149,431	1265.25 to 125.45	22,429,097	2.34%	25.85% to 25.66%
2008	0.60% to 0.75%	154,536	1005.39 to 99.84	18,340,348	2.72%	-44.15% to -44.23%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2012	0.75%	275	193.17	53,121	1.79%	19.64%
2011	0.75%	328	161.46	52,959	1.16%	-17.85%
2010	0.75%	403	196.53	79,202	1.49%	12.15%
2009	0.75%	458	175.24	80,261	2.26%	25.49%
2008	0.75%	634	139.64	88,602	2.25%	-44.28%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2012	0.75%	18,258	137.57	2,511,689	1.94%	19.77%
2011	0.75%	18,487	114.86	2,123,467	1.33%	-17.92%
2010	0.75%	17,337	139.94	2,426,107	1.73%	12.17%
2009	0.75%	16,574	124.76	2,067,777	2.93%	25.55%
2008	0.75%	15,108	99.37	1,500,769	2.85%	-44.3%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2012	0.60% to 0.75%	7,354	2,277.72 to 224.49	1,940,867	0.45%	26.34% to 26.15%
2011	0.60% to 0.75%	7,881	1,802.86 to 177.96	1,942,007	0.83%	-9.39% to -9.53%
2010	0.60% to 0.75%	9,259	1,989.74 to 196.70	2,499,009	0.47%	25.70% to 25.51%
2009	0.60% to 0.75%	10,974	1582.95 to 156.72	2,094,978	0.63%	56.46% to 56.22%
2008	0.60% to 0.75%	10,420	1011.76 to 100.32	1,220,851	0.68%	-51.47% to -51.54%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.60% to 0.75%	28,081	1,902.93 to 187.55	6,413,833	1.77%	11.50% to 11.34%
2011	0.60% to 0.75%	31,764	1,706.62 to 168.46	6,407,217	1.62%	5.66% to 5.50%
2010	0.60% to 0.75%	37,619	1,615.22 to 159.68	6,896,501	1.77%	20.22% to 20.04%
2009	0.60% to 0.75%	39,612	1343.59 to 133.02	6,134,939	1.83%	16.97% to 16.79%
2008	0.60% to 0.75%	49,884	1148.67 to 113.89	6,575,907	2.05%	-27.38% to -27.49%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2012	0.60% to 0.75%	18,139	2,505.12 to 246.90	5,243,841	1.03%	18.04% to 17.86%
2011	0.60% to 0.75%	21,059	2,122.26 to 209.49	5,154,083	0.89%	-4.10% to -4.25%
2010	0.60% to 0.75%	24,769	2,213.06 to 218.78	6,363,695	1.01%	27.72% to 27.53%
2009	0.60% to 0.75%	30,252	1732.72 to 171.55	6,000,085	2.20%	28.77% to 28.58%
2008	0.60% to 0.75%	33,596	1345.61 to 133.42	5,159,296	1.44%	-33.27% to -33.37%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.65% to 0.75%	12,320	$183.69 to $ 182.29	$2,254,464	1.42%	12.42% to 12.31%
2011	0.65% to 0.75%	13,552	163.39 to 162.31	2,206,891	0.97%	-16.40% to -16.49%
2010	0.65% to 0.75%	16,171	195.45 to 194.35	3,151,548	1.74%	16.75% to 16.64%
2009	0.65% to 0.75%	16,508	167.41 to 166.63	2,756,076	4.61%	71.52% to 71.34%
2008	0.65% to 0.75%	13,515	97.61 to 97.25	1,316,120	2.88%	-52.98% to -53.03%
Templeton Foreign Securities Fund - Class 1 (TIF)
2012	0.60% to 0.75%	1,971	2,195.28 to 216.37	1,183,652	3.28%	17.89% to 17.71%
2011	0.60% to 0.75%	2,155	1,862.22 to 183.82	1,157,642	1.91%	-10.98% to -11.11%
2010	0.60% to 0.75%	2,683	2,091.89 to 206.80	1,423,155	2.10%	8.03% to 7.86%
2009	0.60% to 0.75%	2,527	1936.48 to 191.72	1,436,416	3.79%	36.52% to 36.32%
2008	0.60% to 0.75%	3,391	1418.46 to 140.65	1,116,918	2.62%	-40.59% to -40.68%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.65% to 0.75%	14,340	193.78 to 192.30	2,766,107	6.21%	14.31% to 14.20%
2011	0.65% to 0.75%	14,830	169.51 to 168.39	2,503,594	5.53%	-1.47% to -1.57%
2010	0.65% to 0.75%	13,949	172.04 to 171.07	2,391,162	1.48%	13.64% to 13.52%
2009	0.65% to 0.75%	13,754	151.4 to 150.69	2,076,201	15.63%	17.92% to 17.8%
2008	0.65% to 0.75%	12,536	128.39 to 127.92	1,605,824	3.93%	5.52% to 5.41%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.75%	294	104.81	30,814	2.77%	14.47%
2011	0.75%	323	91.56	29,574	0.02%	-2.28%
2010	0.75%	631	93.69	59,120	5.39%	9.43%
2009	0.75%	94	85.62	8,048	8.69%	29.28%
2008	0.75%	5	66.23	351	2.64%	-33.77%	*	***
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.60% to 0.75%	35,997	1,797.53 to 174.79	8,750,469	2.97%	3.98% to 3.82%
2011	0.60% to 0.75%	38,233	1,728.76 to 168.36	8,751,306	3.63%	-0.31% to -0.46%
2010	0.60% to 0.75%	48,811	1,734.12 to 169.13	10,703,567	5.24%	4.66% to 4.50%
2009	0.60% to 0.75%	54,523	1656.99 to 161.85	11,404,615	8.04%	12.65% to 12.48%
2008	0.60% to 0.75%	58,973	1470.93 to 143.89	10,686,079	4.73%	-13.95% to -14.08%
International Portfolio - S Class Shares (AMINS)
2012	0.75%	17	129.07	2,194	0.81%	17.59%
2011	0.75%	17	109.76	1,866	6.63%	-12.99%
2010	0.65% to 0.75%	14	126.86 to 126.14	1,767	16.87%	21.22% to 21.10%
2009	0.75%	15	104.16	1,458	0.02%	33.51%
2008	0.65% to 0.75%	4,896	78.31 to 78.02	382,454	0.00%	-46.78% to -46.84%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	0.60% to 0.75%	565	2,354.92 to 232.10	252,139	0.00%	11.74% to 11.57%
2011	0.60% to 0.75%	610	2,107.51 to 208.03	298,059	0.00%	-0.13% to -0.28%
2010	0.60% to 0.75%	611	2,110.16 to 208.60	306,411	0.00%	28.32% to 28.13%
2009	0.60% to 0.75%	203	1,644.39 to 162.80	158,984	0.00%	30.81% to 30.62%
2008	0.60% to 0.75%	6,626	1257.07 to 124.64	1,051,885	0.00%	-43.71% to -43.79%
Partners Portfolio - I Class Shares (AMTP)
2012	0.60% to 0.75%	3,452	1,413.16 to 138.24	2,784,832	0.42%	15.90% to 15.73%
2011	0.60% to 0.75%	4,031	1,219.30 to 119.45	2,747,237	0.00%	-11.89% to -12.02%
2010	0.60% to 0.75%	4,584	1,383.79 to 135.77	3,519,068	0.69%	14.97% to 14.80%
2009	0.60% to 0.75%	5,536	1203.56 to 118.27	3,518,851	0.73%	55.14% to 54.91%
2008	0.60% to 0.75%	129,860	1583.72 to 76.35	15,078,612	0.53%	-52.68% to -52.75%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.60% to 0.75%	2,512	1,386.42 to 136.65	394,392	0.00%	8.17% to 8.01%
2011	0.60% to 0.75%	2,826	1,281.72 to 126.52	468,203	0.00%	-1.65% to -1.80%
2010	0.60% to 0.75%	3,754	1,303.24 to 128.83	644,400	0.00%	18.90% to 18.72%
2009	0.60% to 0.75%	4,775	1096.12 to 108.52	637,906	0.00%	22.02% to 21.84%
2008	0.60% to 0.75%	5,711	898.31 to 89.07	602,443	0.00%	-39.84% to -39.93%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.60% to 0.75%	2,447	1,819.00 to 179.28	604,430	0.23%	10.31% to 10.15%
2011	0.60% to 0.75%	2,722	1,648.93 to 162.76	603,394	0.33%	-3.66% to -3.80%
2010	0.60% to 0.75%	2,757	1,711.55 to 169.20	615,873	0.04%	22.12% to 21.94%
2009	0.60% to 0.75%	3,912	1401.53 to 138.76	662,956	2.45%	30.64% to 30.44%
2008	0.60% to 0.75%	5,980	1072.82 to 106.37	679,510	2.18%	-39.81% to -39.9%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.65% to 0.75%	51,652	169.92 to 168.46	8,716,023	2.11%	20.44% to 20.32%
2011	0.65% to 0.75%	54,728	141.08 to 140.01	7,674,076	1.25%	-8.86% to -8.95%
2010	0.65% to 0.75%	55,968	154.80 to 153.77	8,618,236	1.58%	15.22% to 15.11%
2009	0.65% to 0.75%	58,101	134.35 to 133.59	7,771,162	2.60%	38.79% to 38.65%
2008	0.65% to 0.75%	67,077	96.8 to 96.35	6,469,687	1.53%	-40.58% to -40.64%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.60% to 0.75%	2,710	1,927.28 to 189.67	1,145,985	2.04%	20.54% to 20.36%
2011	0.60% to 0.75%	3,181	1,598.90 to 157.59	1,179,597	1.36%	-8.84% to -8.97%
2010	0.60% to 0.75%	4,265	1,753.90 to 173.12	1,734,031	1.52%	15.27% to 15.10%
2009	0.60% to 0.75%	4,877	1521.54 to 150.41	1,687,533	2.59%	38.94% to 38.73%
2008	0.60% to 0.75%	7,895	1095.14 to 108.42	1,622,746	1.59%	-40.55% to -40.64%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.60% to 0.75%	13,720	1,455.36 to 143.22	2,128,724	0.94%	16.17% to 16.00%
2011	0.60% to 0.75%	15,102	1,252.78 to 123.47	2,135,618	0.85%	-0.61% to -0.76%
2010	0.60% to 0.75%	17,422	1,260.48 to 124.42	2,470,139	1.24%	15.41% to 15.24%
2009	0.60% to 0.75%	18,999	1092.14 to 107.96	2,320,394	2.14%	27.52% to 27.33%
2008	0.60% to 0.75%	22,083	856.46 to 84.79	2,101,015	1.61%	-38.84% to -38.93%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.60% to 0.75%	4,172	2,370.44 to 233.63	1,094,143	0.58%	17.28% to 17.10%
2011	0.60% to 0.75%	5,011	2,021.18 to 199.51	1,109,162	0.65%	-2.80% to -2.94%
2010	0.60% to 0.75%	6,244	2,079.32 to 205.55	1,460,218	0.73%	22.67% to 22.48%
2009	0.60% to 0.75%	7,566	1695.08 to 167.82	1,469,138	1.03%	36.38% to 36.17%
2008	0.60% to 0.75%	10,063	1242.95 to 123.24	1,379,569	0.51%	-38.2% to -38.29%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.60% to 0.75%	4,550	$1,016.85 to $ 101.66	$494,602	0.00%	1.69% to 1.66%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2012	0.75%	1,736	133.70	232,104	5.31%	4.71%
2011	0.75%	1,762	127.69	224,990	2.00%	7.71%
2010	0.75%	1,829	118.55	216,825	1.64%	8.66%
2009	0.75%	818	109.10	89,246	0.76%	9.10%	****
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.75%	4,773	121.09	577,942	1.93%	5.06%
2011	0.75%	4,870	115.25	561,283	1.67%	0.35%
2010	0.75%	5,616	114.85	644,991	2.11%	4.50%
2009	0.75%	1,256	109.90	138,037	1.56%	9.90%	****
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.60% to 0.75%	6,311	1,096.77 to 109.40	1,252,931	2.64%	8.94% to 8.78%
2011	0.65% to 0.75%	1,842	100.64 to 100.57	185,260	2.00%	0.64% to 0.57%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2012	0.60% to 0.75%	1,456	1,543.91 to 152.17	227,520	1.67%	18.42% to 18.24%
2011	0.60% to 0.75%	1,497	1,303.73 to 128.69	197,650	1.37%	-5.21% to -5.35%
2010	0.60% to 0.75%	1,468	1,375.39 to 135.97	201,131	1.79%	13.69% to 13.52%
2009	0.60% to 0.75%	1,290	1209.74 to 119.77	155,719	3.07%	29.04% to 28.84%
2008	0.60% to 0.75%	2,001	937.52 to 92.96	198,497	2.18%	-39.06% to -39.16%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2012	0.60% to 0.75%	349	1,696.22 to 167.18	278,885	1.83%	21.19% to 21.00%
2011	0.60% to 0.75%	274	1,399.70 to 138.16	69,543	3.28%	-17.43% to -17.55%
2010	0.60% to 0.75%	337	1,695.16 to 167.58	97,886	3.70%	9.37% to 9.20%
2009	0.60% to 0.75%	383	1549.96 to 153.45	107,636	0.00%	23.89% to 23.7%
2008	0.60% to 0.75%	524	1251.09 to 124.05	170,221	2.08%	-44.29% to -44.37%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2012	0.60% to 0.75%	3,332	1,616.21 to 159.29	725,332	0.34%	13.54% to 13.37%
2011	0.60% to 0.75%	3,887	1,423.43 to 140.50	733,055	0.00%	-18.34% to -18.46%
2010	0.60% to 0.75%	2,813	1,743.10 to 172.32	551,898	1.66%	20.08% to 19.90%
2009	0.60% to 0.75%	4,172	1451.67 to 143.72	1,107,276	0.66%	62.92% to 62.67%
2008	0.60% to 0.75%	3,194	891.06 to 88.35	307,684	0.00%	-37.41% to -37.5%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.60% to 0.75%	2,435	971.05 to 97.01	258,093	0.00%	-2.89% to -2.99%
V.I. Basic Value Fund - Series I (AVBVI)
2012	0.60% to 0.75%	123	1,455.78 to 143.48	171,330	1.54%	17.00% to 16.82%
2011	0.60% to 0.75%	178	1,244.28 to 122.82	154,194	0.91%	-3.63% to -3.77%
2010	0.60% to 0.75%	271	1,291.13 to 127.64	207,824	0.60%	6.71% to 6.55%
2009	0.60% to 0.75%	323	1209.95 to 119.79	250,184	0.43%	47.12% to 46.9%
2008	0.60% to 0.75%	15,197	822.44 to 81.55	1,415,463	0.90%	-52.06% to -52.13%
Health Sciences Portfolio - II (TRHS2)
2012	0.65% to 0.75%	2,837	151.17 to 150.77	428,264	0.00%	30.15% to 30.02%
2011	0.65% to 0.75%	2,487	116.15 to 115.96	288,865	0.00%	9.67% to 9.56%
2010	0.65% to 0.75%	391	105.91 to 105.84	41,409	0.00%	5.91% to 5.84%	****
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2012	0.60% to 0.75%	16,797	2,675.00 to 260.12	7,188,903	1.14%	4.92% to 4.76%
2011	0.60% to 0.75%	5,692	2,549.64 to 248.30	3,122,901	8.07%	7.49% to 7.33%
2010	0.60% to 0.75%	6,861	2,371.88 to 231.33	3,398,403	3.80%	5.56% to 5.40%
2009	0.60% to 0.75%	8,890	2246.92 to 219.47	3,920,034	3.91%	5.35% to 5.19%
2008	0.60% to 0.75%	10,846	2132.87 to 208.65	4,376,847	8.56%	2.99% to 2.83%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2012	0.60% to 0.75%	54,894	3,027.06 to 295.23	24,594,686	0.00%	29.03% to 28.84%
2011	0.60% to 0.75%	24,664	2,346.01 to 229.15	10,687,721	1.09%	-26.18% to -26.29%
2010	0.60% to 0.75%	29,643	3,178.07 to 310.89	17,173,355	0.64%	26.08% to 25.89%
2009	0.60% to 0.75%	36,924	2520.65 to 246.95	17,037,479	0.18%	111.9% to 111.58%
2008	0.60% to 0.75%	46,592	1189.54 to 116.71	9,570,941	0.00%	-64.99% to -65.04%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2012	0.60% to 0.75%	21,830	4,443.60 to 432.09	14,876,388	0.77%	2.77% to 2.61%
2011	0.60% to 0.75%	5,489	4,323.98 to 421.09	5,698,184	1.23%	-16.95% to -17.07%
2010	0.60% to 0.75%	7,256	5,206.45 to 507.79	7,875,356	0.37%	28.46% to 28.27%
2009	0.60% to 0.75%	8,720	4052.89 to 395.88	6,557,816	0.27%	56.59% to 56.36%
2008	0.60% to 0.75%	9,861	2588.17 to 253.19	4,997,263	0.30%	-46.45% to -46.53%
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
2012	0.95%	11,391	187.53	2,136,187	2.35%	12.33%
2011	0.95%	11,192	166.95	1,868,552	2.30%	9.23%
2010	0.95%	11,762	152.85	1,797,857	3.56%	13.63%
2009	0.95%	11,643	134.52	1,566,225	6.47%	15.67%
2008	0.95%	12,814	116.30	1,490,261	3.62%	-31.57%
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
2012	0.95%	7,044	191.27	1,347,324	5.31%	13.21%
2011	0.95%	7,317	168.95	1,236,200	7.27%	5.93%
2010	0.95%	7,735	159.50	1,233,721	8.34%	11.04%
2009	0.95%	7,329	143.63	1,052,698	10.32%	37.54%
2008	0.95%	6,995	104.43	730,479	7.84%	-22.69%
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2012	0.95%	16,798	227.26	3,817,486	1.12%	14.72%
2011	0.95%	16,665	198.10	3,301,349	1.00%	-2.96%
2010	0.95%	17,134	204.15	3,497,838	1.17%	24.18%
2009	0.95%	16,890	164.39	2,776,530	2.28%	39.05%
2008	0.95%	17,877	118.23	2,113,587	1.59%	-42.37%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2012	0.95%	8,223	$150.96	$1,241,309	2.67%	3.04%
2011	0.95%	7,895	146.50	1,156,652	3.33%	6.64%
2010	0.95%	8,615	137.39	1,183,581	4.25%	5.49%
2009	0.95%	9,346	130.23	1,217,146	5.74%	4.94%
2008	0.95%	9,239	124.10	1,146,560	4.16%	4.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2012	0.75%	2,356	139.90	329,612	1.23%	18.28%
2011	0.75%	2,529	118.28	299,125	1.17%	-7.90%
2010	0.75%	3,652	128.42	468,991	1.31%	7.86%
2009	0.75%	1,332	119.06	158,586	0.00%	19.06%	*	***
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2012	0.60% to 0.75%	5,359	1,036.83 to 101.73	1,206,290	0.00%	17.03% to 16.85%
2011	0.60% to 0.75%	5,045	885.96 to 87.06	1,085,431	0.00%	-0.18% to -0.33%
2010	0.60% to 0.75%	4,693	887.53 to 87.34	1,009,951	0.00%	34.73% to 34.53%
2009	0.60% to 0.75%	3,356	658.74 to 64.92	658,495	0.00%	39.46% to 39.26%
2008	0.60% to 0.75%	124,354	472.33 to 46.62	6,135,522	0.00%	-44.69% to -44.77%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2012	0.60% to 0.75%	760	1,629.18 to 159.85	430,213	0.10%	14.83% to 14.66%
2011	0.60% to 0.75%	1,059	1,418.78 to 139.42	443,324	0.14%	-6.08% to -6.22%
2010	0.60% to 0.75%	1,056	1,510.68 to 148.67	498,872	0.81%	23.02% to 22.83%
2009	0.60% to 0.75%	1,478	1228.04 to 121.03	542,984	0.00%	46.85% to 46.63%
2008	0.60% to 0.75%	51,776	836.24 to 82.54	4,552,777	1.91%	-40.46% to -40.55%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2012	0.75%	825	167.56	138,240	0.00%	7.06%
2011	0.75%	654	156.51	102,357	0.00%	-5.31%
2010	0.75%	349	165.28	57,683	0.00%	25.83%
2009	0.75%	333	131.36	43,742	0.00%	31.36%	*	***
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.65% to 0.75%	4,554	147.46 to 146.33	668,411	0.00%	-9.40% to -9.49%
2010	0.65% to 0.75%	5,088	162.75 to 161.67	824,618	0.00%	23.71% to 23.59%
2009	0.65% to 0.75%	5,013	131.56 to 130.82	657,526	0.00%	56.08% to 55.92%
2008	0.65% to 0.75%	4,559	84.29 to 83.9	383,203	0.09%	-44.26% to -44.32%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 0.75%	27,919	196.42 to 194.93	5,465,606	0.37%	-32.77% to -32.84%
2010	0.65% to 0.75%	31,882	292.18 to 290.24	9,288,177	0.58%	24.22% to 24.10%
2009	0.65% to 0.75%	33,537	235.21 to 233.88	7,869,144	0.45%	77.91% to 77.73%
2008	0.65% to 0.75%	32,523	132.21 to 131.59	4,290,799	2.99%	-52.52% to -52.57%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.60% to 0.75%	2,077	1,203.93 to 118.84	265,877	0.16%	-8.46% to -8.60%
2010	0.60% to 0.75%	2,003	1,315.20 to 130.02	280,976	0.81%	14.80% to 14.63%
2009	0.60% to 0.75%	2,200	1145.66 to 113.43	267,550	0.72%	20.35% to 20.17%
2008	0.60% to 0.75%	2,258	951.9 to 94.38	226,808	0.00%	-42.84% to -42.92%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.60% to 0.75%	6,796	1,679.41 to 165.77	1,194,915	0.00%	-7.71% to -7.85%
2010	0.60% to 0.75%	6,860	1,819.78 to 179.90	1,306,644	0.00%	18.07% to 17.89%
2009	0.60% to 0.75%	7,877	1541.3 to 152.6	1,280,886	0.00%	41.52% to 41.31%
2008	0.60% to 0.75%	8,221	1089.11 to 107.99	944,198	0.00%	-47.34% to -47.42%
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
2011	0.60% to 0.75%	20,576	1,541.64 to 152.40	4,737,197	7.71%	7.49% to 7.33%
2010	0.60% to 0.75%	22,637	1,434.15 to 141.99	4,550,582	3.79%	5.56% to 5.41%
2009	0.60% to 0.75%	26,836	1358.56 to 134.71	4,950,164	3.97%	5.35% to 5.19%
2008	0.60% to 0.75%	28,883	1289.6 to 128.06	4,954,047	7.27%	3.08% to 2.93%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.60% to 0.75%	39,908	2,180.00 to 215.51	10,827,660	1.06%	-26.20% to -26.31%
2010	0.60% to 0.75%	41,617	2,953.91 to 292.45	15,560,212	0.61%	26.11% to 25.92%
2009	0.60% to 0.75%	46,050	2342.41 to 232.26	13,909,214	0.17%	112.12% to 111.8%
2008	0.60% to 0.75%	53,636	1104.29 to 109.66	7,283,105	0.00%	-64.96% to -65.01%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.60% to 0.75%	26,115	3,027.95 to 299.34	10,680,333	1.19%	-16.90% to -17.02%
2010	0.60% to 0.75%	29,000	3,643.56 to 360.73	13,941,416	0.35%	28.48% to 28.29%
2009	0.60% to 0.75%	27,655	2835.84 to 281.19	10,313,435	0.25%	56.68% to 56.44%
2008	0.60% to 0.75%	26,325	1809.99 to 179.74	6,301,428	0.34%	-46.42% to -46.5%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.65% to 0.75%	1,926	122.27 to 122.06	235,407	8.61%	7.54% to 7.43%
2009	0.65% to 0.75%	1,055	113.70 to 113.62	119,893	6.73%	13.70% to 13.62%	*	***

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.65% to 0.75%	12,162	$28.22 to $ 28.09	$342,112	8.77%	-2.51% to -2.61%
2010	0.65% to 0.75%	11,550	28.95 to 28.84	333,513	6.45%	13.94% to 13.83%
2009	0.65% to 0.75%	10,062	25.40 to 25.34	255,133	0.00%	25.93% to 25.8%
2008	0.65% to 0.75%	8,100	20.17 to 20.14	163,198	6.96%	-79.03% to -79.05%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.60% to 0.75%	1,404	387.71 to 38.27	95,377	12.44%	-2.92% to -3.07%
2010	0.60% to 0.75%	2,190	399.37 to 39.48	196,701	6.63%	14.13% to 13.96%
2009	0.60% to 0.75%	2,287	349.94 to 34.65	120,926	0.00%	24.57% to 24.38%
2008	0.60% to 0.75%	3,768	280.92 to 27.85	130,648	8.28%	-78.8% to -78.83%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.60% to 0.75%	487	1,218.29 to 121.52	433,178	9.24%	7.11% to 6.95%
2009	0.60% to 0.75%	87	1,137.41 to 113.63	94,860	7.10%	13.74% to 13.63%	*	***
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.60% to 0.75%	264,822	3568.22 to 268.67	98,025,774	1.45%	34.9% to 34.7%
2008	0.60% to 0.75%	305,223	2032.93 to 199.47	83,226,683	0.99%	-42.86% to -42.94%
VP International Fund - Class III (ACVI3)
2009	0.65%	1	135.10	135	3.97%	32.90%
2008	0.65% to 0.75%	13,738	101.65 to 101.18	1,392,618	0.84%	-45.18% to -45.24%
VP Value Fund - Class I (ACVV)
2009	0.60% to 0.75%	39,978	1282.88 to 126.82	5,713,475	6.21%	19.15% to 18.97%
2008	0.60% to 0.75%	44,924	1076.73 to 106.6	5,284,098	2.49%	-27.21% to -27.32%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.65% to 0.75%	2,174	70.37 to 70.11	152,658	1.08%	-46.3% to -46.35%
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	0.35% to 0.75%	48,504	3524.27 to 227.22	26,513,389	2.74%	-25.82% to -26.11%
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.65% to 0.75%	389	111.47 to 110.73	43,074	3.16%	13.97% to 13.86%
2008	0.60% to 0.75%	547	980.85 to 97.25	53,326	1.93%	-34.19% to -34.29%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.60% to 0.75%	578	1455.77 to 144.13	244,940	0.00%	51.55% to 51.33%
2008	0.60% to 0.75%	597	960.56 to 95.24	148,925	0.00%	-48.88% to -48.96%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.65% to 0.75%	5,068	109.92 to 109.3	554,685	0.00%	51.46% to 51.31%
2008	0.65% to 0.75%	4,263	72.58 to 72.24	308,542	0.00%	-48.92% to -48.97%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.60% to 0.75%	7,453	1462.55 to 144.8	1,177,107	0.00%	25.09% to 24.9%
2008	0.60% to 0.75%	10,337	1169.24 to 115.93	1,289,547	0.00%	-41.64% to -41.73%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.60% to 0.75%	964	1,465.04 to 145.05	164,101	1.29%	30.97% to 30.77%
2008	0.60% to 0.75%	1,077	1118.65 to 110.92	143,104	1.93%	-46.6% to -46.68%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.65% to 0.75%	3,182	106.78 to 106.18	339,140	1.19%	31.08% to 30.95%
2008	0.65% to 0.75%	3,336	81.46 to 81.08	271,329	2.09%	-46.56% to -46.62%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.60% to 0.75%	1,036	1464.09 to 144.95	293,054	0.28%	18.45% to 18.27%
2008	0.60% to 0.75%	1,869	1236.04 to 122.56	372,913	0.29%	-25.66% to -25.77%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.65% to 0.75%	4,136	107.63 to 107.02	443,503	0.31%	18.34% to 18.22%
2008	0.65% to 0.75%	5,513	90.95 to 90.52	499,743	0.30%	-25.72% to -25.79%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.60% to 0.75%	645	1915.58 to 189.65	429,550	4.22%	7.36% to 7.2%
2008	0.60% to 0.75%	734	1784.21 to 176.91	411,192	3.18%	-33.34% to -33.44%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.65% to 0.75%	6,858	156.82 to 155.94	1,072,385	4.04%	7.28% to 7.17%
2008	0.65% to 0.75%	8,429	146.18 to 145.5	1,229,538	3.27%	-33.34% to -33.4%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.60%	19	1414.58	26,877	1.15%	21.82%
2008	0.60% to 0.75%	1,151	1161.19 to 115.14	154,480	0.70%	-36.62% to -36.72%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.60% to 0.75%	31,241	1095.29 to 108.28	3,632,481	0.39%	43.65% to 43.44%
2008	0.60% to 0.75%	39,286	762.45 to 75.49	3,146,181	0.15%	-45.84% to -45.93%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	0.60% to 0.75%	83,922	278.05 to 4,197.82	36,215,004	0.00%	-46.43% to -46.51%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.65% to 0.75%	10,571	$109.78 to $ 109.26	$1,157,031	0.00%	40.87% to 40.73%
2008	0.65% to 0.75%	13,346	77.93 to 77.64	1,037,913	0.09%	-43.02% to -43.08%
Equity Income Portfolio - II (TREI2)
2009	0.65% to 0.75%	18,737	100.70 to 100.23	1,880,125	1.92%	24.44% to 24.32%
2008	0.65% to 0.75%	18,840	80.92 to 80.62	1,520,540	2.18%	-36.68% to -36.74%
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.65% to 0.75%	10,415	109.66 to 109.25	1,140,127	3.63%	0.65% to 0.55%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	0.60% to 0.75%	9,119	1240 to 122.03	1,682,574	5.75%	-55.39% to -55.45%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (obsolete) (VWRER)
2008	0.60% to 0.75%	24,291	904.64 to 89.83	2,867,887	5.55%	-55.37% to -55.44%

2012	Contract owners equity:			$1,121,931,017
2011	Contract owners equity:			$1,102,530,041
2010	Contract owners equity:			$1,276,403,562
2009	Attributable to Nationwide Life and Annuity Company of America:			401,816
2009	Total Contract Owners’ Equity:			$1,249,883,066
2008	Attributable to Nationwide Life and Annuity Company of America:			298,851
2008	Total Contract Owners’ Equity:			$1,091,757,848

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.